UNITED STATES

SECURITITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

American Beacon Zebra Small Cap Equity Fund

November 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.87%
CONSUMER DISCRETIONARY - 12.67%
Auto Components - 2.56%
Cooper-Standard Holding, Inc.A	2,072	$112
Dorman Products, Inc.B	3,318	158
Remy International, Inc.	4,407	81
Shiloh Industries, Inc.	2,404	39
Strattec Security Corp.	366	38
Tower International, Inc.A	3,378	86

		514

Automobiles - 1.87%
Federal-Mogul Holdings Corp.A	16,806	261
Hyster-Yale Materials Handling, Inc.	1,570	115

		376

Distributors - 0.41%
DXP Enterprises, Inc.A	1,418	83

Hotels, Restaurants & Leisure - 0.80%
Interval Leisure Group, Inc.	6,010	131
Monarch Casino & Resort, Inc.A	1,806	30

		161

Household Durables - 2.39%
Bassett Furniture Industries, Inc.	1,643	32
CSS Industries, Inc.	1,103	32
Flexsteel Industries, Inc.	966	31
Haverty Furniture Companies, Inc.	2,041	43
Helen of Troy Ltd.A	2,865	186
Hooker Furniture Corp.	1,290	20
Kimball International, Inc., Class B	4,173	39
Libbey Glass, Inc.A	2,562	77
Lifetime Brands, Inc.	1,424	21

		481

Internet & Catalog Retail - 1.46%
1-800-Flowers.com, Inc., Class AA	3,795	32
Global Sources Ltd.A	4,767	31
Insight Enterprises, Inc.A	5,072	119
Overstock.com, Inc.A	3,179	79
Systemax, Inc.	2,502	32

		293

Leisure Equipment & Products - 0.28%
Escalade, Inc.	1,898	25
Johnson Outdoors, Inc., Class A	1,030	31

		56

Media - 0.08%
Courier Corp.	1,257	17

Multiline Retail - 0.31%
Stein Mart, Inc.	4,463	63

Specialty Retail - 2.10%
America’s Car-Mart, Inc.A	822	42
Big 5 Sporting Goods Corp.	2,017	26
Destination Maternity Corp.	2,080	33

	Shares	Fair Value
		(000’s)
PC Connection, Inc.	3,075	$69
Rent-A-Center, Inc.	3,292	114
Sears Hometown and Outlet Stores, Inc.A	2,725	36
Shoe Carnival, Inc.	2,089	42
Trans World Entertainment Corp.	6,499	21
Winmark Corp.	480	39

		422

Textiles & Apparel - 0.41%
Cherokee, Inc.	1,337	24
Culp, Inc.	1,329	25
Weyco Group, Inc.	1,235	34

		83

Total Consumer Discretionary		2,549

CONSUMER STAPLES - 3.58%
Beverages - 0.52%
National Beverage Corp.	4,188	105

Food & Drug Retailing - 1.70%
Ingles Markets, Inc., Class A	2,674	73
SpartanNash Co.	4,992	116
Village Super Market, Inc., Class A	1,215	29
Weis Markets, Inc.	2,671	124

		342

Personal Products - 1.36%
Female Health Co.	3,832	16
Nature’s Sunshine Products, Inc.	2,141	32
Revlon, Inc., Class AA	4,826	159
Steiner Leisure Ltd.A	1,486	66

		273

Total Consumer Staples		720

ENERGY - 1.09%
Oil & Gas - 1.09%
North European Oil Royalty TrustC	1,817	27
Panhandle Oil and Gas, Inc., Class A	1,786	32
Sabine Royalty TrustC	1,999	96
TransAtlantic Petroleum Ltd.A	2,728	19
Vertex Energy, Inc.A B	4,261	16
Warren Resources, Inc.A	14,630	30

Total Energy		220

FINANCIALS - 29.58%
Banks - 10.10%
1st Source Corp.	2,903	89
Access National Corp.	1,429	25
American National Bankshares, Inc.	1,067	25
Bryn Mawr Bank Corp.	1,639	48
C&F Financial Statutory Trust I	596	24
Camden National Corp.	1,055	38
Century Bancorp, Inc., Class A	815	32
Chemung Financial Corp.	491	14
Citizens & Northern Corp.	1,444	28
CNB Financial Corp.	1,906	34

	Shares	Fair Value
		(000’s)
Community Trust Bancorp, Inc.	2,024	$73
Enterprise Bancorp, Inc.	1,234	29
Enterprise Financial Services Corp.	2,861	54
Farmers Capital Bank Corp.A	921	21
Federated National Holding Co.	1,913	48
Fidelity Southern Corp.	2,743	42
Financial Institutions, Inc.	1,756	42
First Bancorp, Inc.	1,386	24
First Bancorp	2,350	40
First Business Financial Services, Inc.	551	24
First Community Bancshares, Inc.	2,464	38
First Defiance Financial Corp.	1,200	36
First Financial Corp.	1,598	53
First Financial Northwest, Inc.	2,581	30
German American Bancorp, Inc.	1,595	45
Hingham Institution for Savings	295	25
Home Bancorp, Inc.	752	17
Horizon Bancorp	1,255	31
International Bancshares Corp.	9,602	244
LCNB Corp.	1,400	20
MainSource Financial Group, Inc.	2,734	49
Mercantile Bank Corp.	2,512	48
Merchants Bancshares, Inc.	766	22
MidSouth Bancorp, Inc.	1,241	22
National Bankshares, Inc.	1,018	31
NewBridge BancorpA	4,469	36
Northrim BanCorp, Inc.	767	21
Penns Woods Bancorp, Inc.	608	27
Peoples Bancorp, Inc.	1,588	38
Sandy Spring Bancorp, Inc.	2,977	71
Stock Yards Bancorp, Inc.	1,706	53
TowneBank	4,547	66
Trico Bancshares	2,146	53
Univest Corp of Pennsylvania	2,032	39
West Bancorporation, Inc.	2,039	32
Yadkin Financial Corp.A	7,037	134

		2,035

Diversified Financials - 6.71%
Advent Software, Inc.	3,561	112
BBX Capital Corp.A	5,145	85
Consumer Portfolio Services, Inc.A	4,832	35
Credit Acceptance Corp.A	1,435	215
Diamond Hill Investment Group, Inc.	312	42
Enova International, Inc.A	1,426	33
ExlService Holdings, Inc.A	2,918	82
EZCORP, Inc., Class AA	5,563	61
FBR & Co.A	1,807	45
Heartland Financial USA, Inc.	2,334	59
Manning & Napier, Inc.	3,031	46
Meta Financial Group, Inc.	798	28
MidWestOne Financial Group, Inc.	1,108	30
Nicholas Financial, Inc.	2,119	26
Retail Opportunity Investments Corp.D	4,314	71
Texas Pacific Land TrustC	610	90
Tree.com, Inc.	655	30
Virtus Investment Partners, Inc.	957	147
Walker & Dunlop, Inc.A	4,219	67
Westwood Holdings Group, Inc.	770	46

		1,350

Insurance - 5.78%
Baldwin & Lyons, Inc., Class B	2,106	54
Crawford & Co., Class B	6,748	61
EMC Insurance Group, Inc.	1,856	55
Enstar Group Ltd.A	2,011	295
Greenlight Capital Re Ltd., Class AA	6,836	215
Independence Holding Co.	2,480	34

	Shares	Fair Value
		(000’s)
Investors Title Co.	296	$21
Maiden Capital Financing Trust	12,014	157
Safety Insurance Group, Inc.	1,846	110
State Auto Financial Corp.	5,307	104
United Insurance Holdings Corp.	3,046	57

		1,163

Real Estate - 6.99%
Amerco, Inc.	923	258
Armada Hoffler Properties, Inc.D	6,801	65
Cedar Realty Trust, Inc.D	10,739	73
Chesapeake Lodging TrustD	2,080	70
Excel Trust, Inc.D	4,063	53
Franklin Street Properties Corp.D	6,280	75
Gladstone Commercial Corp.D	5,302	94
Inland Real Estate Corp.D	5,680	61
Investors Real Estate TrustD	10,575	86
Kite Realty Group TrustD	1,983	54
National Health Investors, Inc.D	862	57
One Liberty Properties, Inc.D	4,143	95
Parkway Properties, Inc.D	2,904	57
PS Business Parks, Inc.D	779	63
RLJ Lodging TrustD	1,742	57
Saul Centers, Inc.D	2,335	128
Urstadt Biddle Properties, Inc., Class AD	2,784	62

		1,408

Total Financials		5,956

HEALTH CARE - 11.69%
Biotechnology - 2.29%
MiMedx Group, Inc.A B	4,724	52
PDL BioPharma, Inc.B	45,322	375
SciClone Pharmaceuticals, Inc.A	4,001	34

		461

Health Care Equipment & Supplies - 3.40%
Atrion Corp.	163	53
Computer Programs and Systems, Inc.	736	43
CONMED Corp.	2,241	95
Exactech, Inc.A	1,391	31
Integra LifeSciences Holdings Corp.A	2,603	127
Masimo Corp.	3,415	90
Meridian Bioscience, Inc.	3,149	52
Mesa Laboratories, Inc.	228	17
Natus Medical, Inc.A	2,318	79
Nutraceutical International Corp.	1,354	29
SurModics, Inc.A	929	20
Utah Medical Products, Inc.	354	21
Vascular Solutions, Inc.A	1,086	28

		685

Health Care Providers & Services - 3.49%
Addus HomeCare Corp.A	888	20
Alliance HealthCare Services, Inc.A	1,142	26
Almost Family, Inc.	852	24
Bio-Reference Labs, Inc.A	1,717	49
Corvel Corp.A	1,897	66
Ensign Group, Inc.	2,241	88
IPC The Hospitalist Co., Inc.A	1,216	54
LHC Group, Inc.A	1,563	37
National Healthcare Corp.	1,544	92
RadNet, Inc.A	2,883	24
Select Medical Holdings Corp.	12,976	186
U.S. Physical Therapy, Inc.	892	35

		701

Pharmaceuticals - 2.51%
BioSpecifics Technologies Corp.A	479	18
Hyperion Therapeutics, Inc.A	1,260	26

	Shares	Fair Value
		(000’s)
Insys Therapeutics, Inc.A	2,955	$114
Lannett Co., Inc.A	3,356	165
MWI Veterinary Supply, Inc.A	898	147
Sucampo Pharmaceuticals, Inc., Class AA	3,065	36

		506

Total Health Care		2,353

INDUSTRIALS - 18.39%
Aerospace & Defense - 0.61%
Kaman Corp.	2,459	96
Sparton Corp.	1,025	26

		122

Air Freight & Couriers - 0.29%
Air Transport Services Group, Inc.A	7,416	59

Building Products - 0.94%
AAON, Inc.	4,522	95
Builders FirstSource, Inc.A	6,056	37
Omega Flex, Inc.	617	18
PGT, Inc.A	4,278	40

		190

Commercial Services & Supplies - 7.27%
CDI Corp.	1,623	28
Ceco Environmental Corp.	2,681	38
Collectors Universe, Inc.	715	16
CSG Systems International, Inc.	3,429	86
Electro Rent Corp.	2,342	33
Ennis, Inc.	3,644	49
Franklin Covey Co.A	1,415	27
Herman Miller, Inc.	5,551	169
Kelly Services, Inc., Class A	3,968	61
Kforce, Inc.	2,525	59
Landauer, Inc.	850	28
Marlin Business Services Corp.	1,581	29
PHI, Inc.A E	2,343	97
TeleTech Holdings, Inc.A	5,355	125
TRC Co., Inc.A	6,535	45
United Stationers Supply Co.	4,485	184
VSE Corp.	653	35
West Corp.	11,245	352

		1,461

Construction & Engineering - 0.67%
Primoris Services Corp.	5,178	135

Electrical Equipment - 1.50%
Chase Corp.	1,149	39
Encore Wire Corp.	2,177	79
Geospace Technologies Corp.A	1,820	48
Global Power Equipment Group, Inc.	1,781	23
Houston Wire & Cable Co.	1,875	24
Powell Industries, Inc.	1,308	56
Preformed Line Products Co.	672	32

		301

Industrial Conglomerates - 3.58%
Altisource Portfolio Solutions S.A.A B	2,363	124
Furmanite Corp.A	2,865	18
ICF International, Inc.A	1,915	74
Park-Ohio Industries, Inc.	1,514	85
Raven Industries, Inc.	2,822	63
RPX Corp.A	4,837	63
Standex International Corp.	1,220	89
Tredegar Corp.	3,336	61
Trimas Corp.A	4,579	144

		721

	Shares	Fair Value
		(000’s)
Machinery - 2.00%
Alamo Group, Inc.	1,390	$66
Altra Industrial Motion Corp.	2,512	77
Columbus McKinnon Corp.	2,051	55
Hardinge, Inc.	2,111	26
Kadant, Inc.	1,088	43
L.B. Foster Co., Class A	1,001	46
Sun Hydraulics Corp.	2,213	90

		403

Marine - 0.23%
StealthGas, Inc.A	6,504	47

Road & Rail - 0.48%
Universal Truckload Services, Inc.	3,546	97

Transportation Infrastructure - 0.82%
Wesco Aircraft Holdings, Inc.A	11,813	165

Total Industrials		3,701

INFORMATION TECHNOLOGY - 15.16%
Communications Equipment - 2.47%
Bel Fuse, Inc., Class B	1,405	37
Black Box Corp.	1,667	39
Mitel Networks Corp.A	12,855	137
NeuStar, Inc., Class AA	4,351	119
Ubiquiti Networks, Inc.	5,741	165

		497

Computers & Peripherals - 0.09%
Dot Hill Systems Corp.A	4,173	19

Electronic Equipment & Instruments - 3.22%
Analogic Corp.	800	58
Coherent, Inc.	2,205	121
CTS Corp.	3,349	58
Daktronics, Inc.	3,751	45
ePlus, Inc.	937	65
MTS Systems Corp.	1,377	91
Newport Corp.A	3,731	66
Scansource, Inc.A	3,127	122
Tessco Technologies, Inc.	834	23

		649

Internet Software & Services - 0.63%
AVG Technologies N.V.A	2,187	43
Perficient, Inc.A	3,282	57
Reis, Inc.	1,044	26

		126

IT Consulting & Services - 4.34%
Computer Task Group, Inc.	1,964	18
Hackett Group, Inc.	2,685	24
iGATE Corp.A	6,821	252
Lionbridge TechnologiesA	7,217	37
MoneyGram International, Inc.A	11,403	98
Sykes Enterprises, Inc.A	4,005	93
Syntel, Inc.A	7,864	350

		872

Semiconductor Equipment & Products - 2.64%
Amkor Technology, Inc.A	32,056	214
Cascade Microtech, Inc.A	1,547	21
GSI Group, Inc.A	2,986	38
Integrated Silicon Solution, Inc.	3,009	44
IXYS Corp.	2,619	30
MA COM Technology Solutions Holdings, Inc.A	3,428	85
Nova Measuring Instruments Ltd.A	2,688	29

	Shares	Fair Value
		(000’s)
PDF Solutions, Inc.A	3,111	$41
Ultra Clean Holdings, Inc.A	3,430	30

		532

Software - 1.77%
American Software, Inc., Class A	2,192	20
Magic Software Enterprises Ltd.	5,145	37
Mentor Graphics Corp.	11,193	249
QAD, Inc.	981	19
Sapiens International Corp., N.V.	4,365	32

		357

Total Information Technology		3,052

MATERIALS - 3.00%
Chemicals - 2.27%
FutureFuel Corp.	5,831	65
Hawkins, Inc.	967	38
Innospec, Inc.	2,811	121
KMG Chemicals, Inc.	1,040	19
Quaker Chemical Corp.	1,144	93
Stepan Co.	2,243	93
Trecora ResourcesA	2,218	27

		456

Construction Materials - 0.17%
United States Lime & Minerals, Inc.	506	35

Containers & Packaging - 0.10%
UFP Technologies, Inc.A	930	20

Metals & Mining - 0.46%
Hallador Energy Co.	3,258	36
Handy & Harman Ltd.A	1,507	56

		92

Total Materials		603

TELECOMMUNICATION SERVICES - 0.86%
Diversified Telecommunication Services - 0.70%
IDT Corp., Class B	1,736	29
Premiere Global Services, Inc.A	4,378	46
Shenandoah Telecommunications Co.	2,160	65

		140

Wireless Telecommunication Services - 0.16%
Spok Holdings, Inc.	2,100	33

Total Telecommunication Services		173

UTILITIES - 1.85%
Electric - 1.24%
MGE Energy, Inc.	3,243	142
Otter Tail Corp.	3,743	108

		250

Gas - 0.10%
Delta Natural Gas Co., Inc.	922	20

Water - 0.51%
Artesian Resources Corp., Class A	679	15
Middlesex Water Co.	1,351	30
SJW Corp.	1,931	57

		102

Total Utilities		372

Total Common Stock (Cost $19,001)		19,699

SHORT-TERM INVESTMENTS - 2.06% (Cost $414)

	Shares	Fair Value
		(000’s)
JPMorgan U.S. Government Money Market Fund, Capital Class	414,139	$414

SECURITIES LENDING COLLATERAL - 2.64%
DWS Government and Agency Securities Portfolio, Institutional Class	39,530	40
American Beacon U.S. Government Money Market Select Fund, Select ClassF	491,500	491

Total Securities Lending Collateral (Cost $531)		531

TOTAL INVESTMENTS - 102.57% (Cost $19,946)		$20,644
LIABILITIES, NET OF OTHER ASSETS - (2.57%)		(518)

TOTAL NET ASSETS - 100.00%		$20,126

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at November 30, 2014.
C	Royalty Trust.
D	REIT - Real Estate Investment Trust.
E	Non-voting participating shares.
F	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on November 30, 2014*:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index December Futures	Long	3	December, 2014	$351,480	$2,158

				$351,480	$2,158

See Accompanying Notes.

Top Ten Holdings (% Net Assets)
PDL BioPharma, Inc.		1.9
West Corp.		1.7
Syntel, Inc.		1.7
Enstar Group Ltd.		1.5
Federal-Mogul Holdings Corp.		1.3
Amerco, Inc.		1.3
iGATE Corp.		1.3
Mentor Graphics Corp.		1.2
International Bancshares Corp.		1.2
Greenlight Capital Re Ltd.		1.1
Total Fund Holdings	296

Sector Allocation (% Equities)
Financials	30.2
Industrials	18.8
Information Technology	15.5
Consumer Discretionary	12.9
Health Care	11.9
Consumer Staples	3.7
Materials	3.1
Utilities	1.9
Energy	1.1
Telecommunication Services	0.9

*	The securities presented here within are not subject to Master Netting Agreements. As such, this table is for informational purposes only.

American Beacon Zebra Global Equity Fund

November 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 2.67%
Common Stocks - (Cost $208)
Australia & New Zealand Banking Group Ltd, ADRA	832	$23
BHP Billiton Ltd, ADRA	994	26
Commonwealth Bank of Australia	422	28
CSL Ltd.	215	15
Leighton Holdings Ltd.	523	9
National Australia Bank Ltd.	776	22
Orica Ltd.	523	8
Wesfarmers Ltd.B	472	16
Westpac Banking Corp.	854	24
Woolworths Holdings Ltd.	549	15

Total Australia		186

Austria - 0.06%
Common Stocks - (Cost $4)
Voestalpine AG	93	4

Belgium - 0.43%
Common Stocks - (Cost $32)
Colruyt S.A.	304	14
Groupe Bruxelles Lambert S.A.	173	16

Total Belgium		30

Canada - 2.13%
Common Stocks - (Cost $153)
BCE, Inc.	354	17
Imperial Oil Ltd.	396	17
Magna International, Inc., Class A	236	25
Pacific Rubiales Energy Corp.	699	7
Potash Corp of Saskatchewan, Inc.	827	29
RioCan Real Estate Investment TrustC	597	14
Suncor Energy, Inc.	1,218	39

Total Canada		148

Denmark - 0.55%
Common Stocks - (Cost $37)
DSV A.S.	272	9
Novo Nordisk A.S., Class B	419	18
TDC A.S.	1,295	11

Total Denmark		38

Finland - 0.36%
Common Stocks - (Cost $24)
Orion Corp., Class B	287	10
Sampo OYJ, Class A	186	9
Wartsila OYJ Abp	144	6

Total Finland		25

France - 3.71%
Common Stocks - (Cost $249)
Bouygues S.A.	549	21
Christian Dior	120	23
Cie Generale des Etablissements Michelin	204	19
CNP Assurances	987	18
Imerys S.A.	233	18
Rexel S.A.	1,026	19

	Shares	Fair Value
		(000’s)
Scor SE, ADRA	600	$19
Societe BIC S.A., ADRA	176	23
Thales S.A.	345	18
Total S.A.	1,051	59
Zodiac Aerospace	631	21

Total France		258

Germany - 3.37%
Common Stocks - (Cost $176)
BASF SE	416	38
Brenntag AG	312	17
Daimler AG	455	39
Henkel AG & Co., KGaA	194	19
SAP AG	480	34
United Internet AG, Reg. Share	391	17
Volkswagen AG	79	18

Total Common Stocks		182

Preferred Stocks - (Cost $57)
BayerischeMotorenWerke AG	247	21
Fuchs Petrolub SE	237	10
Porsche Automobil Holding SE	238	21

Total Preferred Stocks		52

Total Germany		234

Hong Kong/China - 1.21%
Common Stocks - (Cost $77)
Bank of East Asia Ltd.	1,600	7
Cheung Kong Holdings Ltd.	1,000	18
First Pacific Co., Ltd.	8,000	8
Hang Seng Bank Ltd.	500	8
Hopewell Highway Infrastructure Ltd.	125	0
Hopewell Holdings Ltd.	2,500	9
Power Assets Holdings Ltd.	1,000	10
Sino Land Co., Ltd.	4,000	7
SJM Holdings Ltd.	5,000	10
Yue Yuen Industrial Holdings Ltd.	2,000	7

Total Hong Kong/China		84

Ireland - 0.50%
Common Stocks - (Cost $31)
Accenture, PLC, Class AD	406	35

Italy - 0.72%
Common Stocks - (Cost $46)
Pirelli & C. SpA	1,630	23
Prysmian S.p.A.	1,517	27

Total Italy		50

Japan - 8.09%
Common Stocks - (Cost $539)
Air Water, Inc.	1,000	16
Asahi Kasei Corp.	2,000	18
Bridgestone Corp.	700	24
Brother Industries Ltd.	1,400	26
Canon, Inc.	900	29
Central Japan Railway Co.	200	29
Chugoku Bank Ltd.	1,400	20
Citizen Holdings Co. Ltd	1,700	13
Daiichi Sankyo Co. Ltd	1,000	15
Dena Co. Ltd	1,200	15

	Shares	Fair Value
		(000’s)
Fujitsu Ltd.	2,000	$11
Gree Inc.	1,900	13
GungHo Online Entertainment Inc.	3,000	11
Hachijuni Bank Ltd.	4,000	25
Hiroshima Bank Ltd.	5,000	24
Hisamitsu Pharmaceutical Co.	400	12
Honda Motor Co., Ltd.	800	24
IYO Bank Ltd.	2,200	23
Mitsubishi Electric Corp.	1,000	12
Nishi-Nippon City Bank Ltd.	8,000	23
Osaka Gas Co., Ltd.	5,000	19
Otsuka Holdings Co., Ltd.	700	22
Ricoh Co., Ltd.	1,500	16
Seiko Epson Corp.	300	14
Sumitomo Rubber Industries Ltd.	1,100	17
Toho Gas Co., Ltd.	4,000	21
Tokyo Gas Co., Ltd.	5,000	27
Toto Ltd.	2,000	24
Yamaguchi Financial	2,000	20

Total Japan		563

Luxembourg - 0.46%
Common Stocks - (Cost $34)
Millicom International Cellular S.A.	219	18
Tenaris S.A.	860	14

Total Luxembourg		32

Netherlands - 1.58%
Common Stocks - (Cost $113)
Akzo Nobel	243	17
Koninklijke Philips N.V.	979	17
LyondellBasell Industries N.V., Class A	383	30
Unilever N.V., CVA, GDRE F	760	31
Wolters Kluwer N.V.	511	15

Total Netherlands		110

Portugal - 0.07%
Common Stocks - (Cost $5)
Jeronimo Martins SGPS S.A.,	458	5

Singapore - 0.79%
Common Stocks - (Cost $48)
DBS Group Holdings Ltd.	1,000	15
Flextronics International Ltd.B	1,901	21
United Overseas Bank Ltd.	1,000	19

Total Singapore		55

Spain - 1.12%
Common Stocks - (Cost $88)
Distribuidora Internacional de Alimentacion S.A.	3,730	26
Zardoya Otis S.A.	4,836	52

Total Spain		78

Sweden - 0.88%
Common Stocks - (Cost $57)
Atlas Copco AB, Class B	524	14
Ericsson LM, Class B	1,263	15
Hennes & Mauritz AB, Class B	364	16
Investor AB, Class B	421	16

Total Sweden		61

	Shares	Fair Value
		(000’s)
Switzerland - 4.87%
Common Stocks - (Cost $302)
ACE Ltd.	321	$37
Cie Financiere Richemont S.A.	271	25
Garmin Ltd.	419	24
Kuehne + Nagel International AG, Reg SG	100	13
Pargesa Holding S.A.	287	23
Roche Holding AG Genusschein	397	119
Schindler Holding AG	108	15
Sika AG BR	5	19
Swatch Groug AG	138	13
TE Connectivity Ltd.	437	28
Wolseley PLCD	394	22

Total Switzerland		338

United Kingdom - 7.59%
Common Stocks - (Cost $548)
3i Group PLCD	2,116	15
Aggreko PLCD	552	13
BAE Systems PLCD	3,236	25
BP PLCD	7,311	48
British American Tobacco PLCD	634	38
BT Group PLCD	3,620	23
Bunzl PLCD	719	20
Cobham PLCD	3,683	17
Delphi Automotive PLCD	364	27
GKN PLCD	2,391	13
GlaxoSmithKline PLCD	1,460	34
HSBC Holdings PLCD	5,003	50
IMI PLCD	612	11
Kingfisher PLCD	2,502	12
Marks & Spencer Group PLCD	1,966	15
Next PLCD	193	20
Old Mutual PLCD	5,253	16
Rexam PLCD	2,425	17
Royal Dutch Shell PLC, Class AD	1,164	39
Sage Group PLCD	2,139	14
Smiths Group PLCD	689	12
Standard Chartered PLCD	1,142	17
Tate & Lyle PLCD	1,355	13
Travis Perkins PLCD	683	20

Total United Kingdom		529

United States - 52.93%
Common Stocks - (Cost $3,200)
AbbVie, Inc.	661	46
Aflac, Inc.	386	23
Alleghany Corp.	74	34
Alliant Energy Corp.	382	24
American Express Co.	334	31
Amgen, Inc.	281	46
Arch Capital Group Ltd.B	416	24
Arrow Electronics, Inc.	342	20
AT&T, Inc.	1,729	61
AutoNation, Inc.B	375	22
Axis Capital Holdings Ltd.	491	25
Baxter International, Inc.	460	34
Bed Bath & Beyond, Inc.B	511	37
Berkshire Hathaway, Inc., Class BB	462	68
Brown-Forman Corp., Class B	232	23
CA, Inc.	754	23
Chevron Corp.	743	81
Chubb Corp.	283	29
Cintas Corp.	394	29

	Shares	Fair Value
		(000’s)
Cisco Systems, Inc.	2,134	$59
Cognizant Technology Solutions Corp., Class AB	490	26
Colgate-Palmolive Co.	392	27
ConocoPhillips	661	44
Danaher Corp.	423	36
Dentsply International, Inc.	424	23
Discovery Communications, Inc.B	549	19
Discovery Communications, Inc., Class CB	635	22
Dollar Tree, Inc.B	464	32
Eli Lilly & Co.	514	35
Emerson Electric Co.	649	41
EOG Resources, Inc.	282	24
Everest Re Group Ltd.	184	32
Exxon Mobil Corp.	1,207	110
Fastenal Co.	531	24
FMC Corp.	480	26
Fossil Group, Inc.B	270	30
Franklin Resources, Inc.	684	39
Harris Corp.	267	19
Henry Schein, Inc.B	180	25
Home Depot, Inc.	468	48
Honeywell International, Inc.	471	47
Intel Corp.	1,673	62
International Business Machines Corp.	337	55
International Flavors & Fragrances, Inc.	402	40
Johnson & Johnson	803	86
Kellogg Co.	414	27
Kraft Foods Group, Inc.	472	29
LKQ Corp.B	1,142	33
Loews Corp.	596	25
ManpowerGroup, Inc.	301	20
Marathon Petroleum Corp.	212	19
Marsh & McLennan Cos., Inc.	505	29
Mattel, Inc.	1,100	35
Maxim Integrated Products, Inc.	608	18
McDonald’s Corp.	491	48
McGraw-Hill Cos., Inc.	266	25
MDU Resources Group, Inc.	889	22
Medtronic, Inc.	667	49
Microsoft Corp.	2,022	97
Monsanto Co.	325	39
Murphy Oil Corp.	396	19
Northrop Grumman Corp.	197	28
Occidental Petroleum Corp.	456	36
Oceaneering International, Inc.	333	21
Oracle Corp.	1,431	61
PACCAR, Inc.	408	27
Patterson Cos., Inc.	565	27
PepsiCo, Inc.	530	53
PetSmart, Inc.	382	30
Pfizer, Inc.	1,535	48
Philip Morris International, Inc.	738	64
Phillips 66	424	31
PNC Financial Services Group, Inc.	317	28
Praxair, Inc.	238	31
Public Service Enterprise Group, Inc.	747	31
Qualcomm, Inc.	672	49
Raytheon Co.	233	25
Ross Stores, Inc.	372	34
SCANA Corp.	577	33
Schlumberger Ltd.	516	44
SEI Investments Co.	745	30
Southern Co.	572	27

	Shares	Fair Value
		(000’s)
Staples, Inc.	1,884	$26
Stryker Corp.	289	27
Symantec Corp.	1,163	30
Synopsys, Inc.B	544	24
T. Rowe Price Group, Inc.	372	31
TJX Cos., Inc.	565	37
Travelers Cos., Inc.	337	35
U.S. Bancorp	952	42
United Technologies Corp.	444	48
UnitedHealth Group, Inc.	457	45
Verisk Analytics, Inc., Class AB	319	20
Verizon Communications, Inc.	1,477	75
Viacom, Inc., Class B	488	37
Wal-Mart Stores, Inc.	771	67
Wells Fargo & Co.	1,474	80
WR Berkley Corp.	578	30
WW Grainger, Inc.	96	24

Total United States		3,681

SHORT-TERM INVESTMENTS - 5.56% (Cost $387)
JPMorgan U.S. Government Money Market Fund, Capital Class	387,383	387

TOTAL INVESTMENTS - 99.65% (Cost $6,414)		6,931
OTHER ASSETS, NET OF LIABILITIES - 0.35%		24

TOTAL NET ASSETS - 100.00%		$6,955

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	REIT - Real Estate Investment Trust.
D	PLC - Public Limited Company.
E	CVA - Dutch Certificate.
F	GDR - Global Depositary Receipt.
G	Reg S - Security purchased under the Secrities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Futures Contracts Open on November 30, 2014*:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets December Futures	Long	2	December, 2014	$183,640	$6,480
S&P 500 Mini E Index December Future	Long	2	December, 2014	206,630	2,049

				$390,270	$8,529

*	See Note at 8/31.

See Accompanying Notes.

Top Ten Holdings (% Net Assets)
Roche Holding AG Genusschein		1.7
Exxon Mobil Corp.		1.6
Microsoft Corp.		1.4
Johnson & Johnson		1.2
Chevron Corp.		1.2
Wells Fargo & Co.		1.2
Verizon Communications, Inc.		1.1
Berkshire Hathaway, Inc.		1.0
Wal-Mart Stores, Inc.		1.0
Philip Morris International, Inc.		0.9
Total Fund Holdings	240

Sector Allocation (% Equities)
Financials	18.4
Consumer Discretionary	15.6
Information Technology	13.2
Industrials	11.7
Health Care	11.3
Energy	10.1
Consumer Staples	7.2
Materials	5.7
Telecommunication Services	3.5
Utilities	3.3

Country Allocation (% Equities)
United States	56.2
Japan	8.6
United Kingdom	7.7
Switzerland	4.8
France	3.9
Germany	3.6
Australia	2.8
Canada	2.3
Netherlands	1.7
Hong Kong/China	1.3
Spain	1.2
Sweden	0.9
Italy	0.8
Singapore	0.8
Jersey	0.7
Denmark	0.6
Belgium	0.5
Ireland	0.5
Luxembourg	0.5
Finland	0.4
Portugal	0.1
Austria	0.1

American Beacon London Company Income Equity Fund

November 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK - 1.52%
FINANCIALS - 1.52%
Diversfied Financials - 0.07%
Bank of America Corp., 6.625%, Due 12/31/2049	10,000	$254

Diversified Financials - 0.37%
Aegon N.V., 8.00%, Due 2/15/2042	23,582	670
Morgan Stanley Capital Trust VIII, 6.45%, Due 4/15/2067	26,090	668

		1,338

Insurance - 0.19%
Montpelier Re Holdings Ltd., 8.875%, Due 5/10/2016	24,820	688

Real Estate - 0.89%
Vornado Realty Trust, 5.4%, Due 12/31/2049A	134,500	3,203

Total Financials		5,483

Total Preferred Stock (Cost $5,059)		5,483

COMMON STOCK - 94.06%
CONSUMER DISCRETIONARY - 10.10%
Hotels, Restaurants & Leisure - 2.90%
Carnival Corp.	235,970	10,420

Leisure Equipment & Products - 3.92%
Hasbro, Inc.	238,457	14,117

Specialty Retail - 3.28%
Lowe’s Cos., Inc.	184,933	11,804

Total Consumer Discretionary		36,341

CONSUMER STAPLES - 13.18%
Beverages - 1.89%
Coca-Cola Co.	151,410	6,788

Tobacco - 11.29%
Altria Group, Inc.	273,650	13,754
Lorillard, Inc.	226,491	14,300
Philip Morris International, Inc.	61,459	5,343
Reynolds American, Inc.	109,702	7,230

		40,627

Total Consumer Staples		47,415

ENERGY - 9.18%
Oil & Gas - 9.18%
Chevron Corp.	63,246	6,886
ConocoPhillips	135,489	8,952
Kinder Morgan, Inc.	415,507	17,181

Total Energy		33,019

FINANCIALS - 15.98%
Diversified Financials - 10.91%
BlackRock, Inc., Class A	35,542	12,762
Federated Investors, Inc., Class B	359,330	11,297
Wells Fargo & Co.	291,536	15,151

		39,210

	Shares	Fair Value
		(000’s)
Insurance - 2.62%
Cincinnati Financial Corp.	185,151	$9,433

Real Estate - 2.45%
Corrections Corp. of AmericaA	243,220	8,817

Total Financials		57,460

HEALTH CARE - 8.90%
Pharmaceuticals - 8.90%
Bristol-Myers Squibb Co.	170,655	10,077
Eli Lilly & Co.	150,318	10,240
Pfizer, Inc.	375,403	11,694

Total Health Care		32,011

INDUSTRIALS - 4.58%
Aerospace & Defense - 4.58%
General Dynamics Corp.	113,265	16,464

INFORMATION TECHNOLOGY - 15.61%
Communications Equipment - 5.98%
Cisco Systems, Inc.	359,710	9,942
Corning, Inc.	551,760	11,599

		21,541

Computers & Peripherals - 1.17%
International Business Machines Corp.	25,957	4,209

IT Consulting & Services - 2.22%
Paychex, Inc.	168,211	7,975

Semiconductor Equipment & Products - 3.69%
Intel Corp.	356,771	13,290

Software - 2.55%
Microsoft Corp.	191,618	9,161

Total Information Technology		56,176

MATERIALS - 7.35%
Chemicals - 7.35%
Albemarle Corp.	181,175	10,696
NewMarket Corp.	22,391	8,816
The Mosaic Co.	151,800	6,948

Total Materials		26,460

TELECOMMUNICATION SERVICES - 4.75%
Diversified Telecommunication Services - 4.75%
Verizon Communications, Inc.	136,084	6,884
Windstream Holdings Inc.	1,009,120	10,203

Total Telecommunication Services		17,087

UTILITIES - 4.43%
Electric - 4.43%
Dominion Resources, Inc.	120,248	8,724
Duke Energy Corp.	89,291	7,224

Total Utilities		15,948

Total Common Stock (Cost $290,425)		338,381

SHORT-TERM INVESTMENTS - 3.49% (Cost $12,573)

	Shares	Fair Value
		(000’s)
JPMorgan U.S. Government Money Market Fund, Capital Class	12,572,912	$12,573

TOTAL INVESTMENTS - 99.07% (Cost $308,057)		356,437
OTHER ASSETS, NET OF LIABILITIES - 0.93%		3,329

TOTAL NET ASSETS - 100.00%		$359,766

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.

Futures Contracts Open on November 30, 2014*:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index December Future	Long	108	December, 2014	$11,158,020	$99,244

				$11,158,020	$99,244

*	See Note at 8/31.

See Accompanying Notes.

Top Ten Holdings (% Net Assets)
Kinder Morgan, Inc.		4.8
General Dynamics Corp.		4.6
Wells Fargo & Co.		4.2
Lorillard, Inc.		4.0
Hasbro, Inc.		3.9
Altria Group, Inc.		3.8
Intel Corp.		3.7
BlackRock, Inc.		3.5
Lowe’s Cos., Inc.		3.3
Pfizer, Inc.		3.3
Total Fund Holdings	39

Sector Allocation (% Equities)
Financials	18.3
Information Technology	16.3
Consumer Staples	13.8
Consumer Discretionary	10.6
Energy	9.6
Health Care	9.3
Materials	7.7
Telecommunication Services	5.0
Industrials	4.8
Utilities	4.6

American Beacon SiM High Yield Opportunities Fund

November 30, 2014 (Unaudited)

	Shares J	Fair Value
	(000’s)	(000’s)
COMMON STOCK - 2.60%
FINANCIALS - 1.51%
Banks - 0.35%
Alpha Bank A.E.A	3,903,593	$2,535

Other Finance - 0.29%
Oslo Bors VPS Holdings ASA	188,850	2,094

Real Estate - 0.87%
Annaly Capital Management, Inc.B	359,000	4,136
Omega Healthcare Investors, Inc.B	60,000	2,293

		6,429

MANUFACTURING - 0.42%
Basic Materials - 0.42%
CVR Partners LP, %, Due C D	288,752	3,101

MATERIALS - 0.67%
Basic Materials - 0.13%
OCI Partners LPC D	57,650	980

Chemicals - 0.25%
Terra Nitrogen Co. LPC D	14,650	1,849

Metals & Mining - 0.29%
OCI Resources LPC D	91,000	2,044

Total Common Stock (Cost $20,485)		19,032

	Par Amount J
	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS - 1.22%
Consumer - 1.22%
North Atlantic Trading Co. Inc., 1st Lien Term Loan, 1.00%, Due 1/13/2020	$3,276	3,276
North Atlantic Trading Co. Inc., 2nd Lien Term Loan, 1.00%, Due 6/30/2020	5,600	5,635

Total Domestic Bank Loan Obligations (Cost $8,750)		8,911

DOMESTIC CONVERTIBLE OBLIGATIONS - 3.14%
Finance - 0.99%
Annaly Capital Management, Inc., 5.00%, Due 5/15/2015 B	7,173	7,227

Manufacturing - 0.49%
Tesla Motors, Inc., 1.25%, Due 3/1/2021	3,800	3,617

Telecommunications - 1.66%
Finisar Corp., 0.50%, Due 12/15/2033E	5,700	5,258
JDS Uniphase Corp., 0.625%, Due 8/15/2033	6,650	6,870

		12,128

Total Domestic Convertible Obligations (Cost $22,639)		22,972

DOMESTIC OBLIGATIONS - 73.95%
Consumer - 5.27%
Beverages & More, Inc., 10.00%, Due 11/15/2018E	1,650	1,576
Constellation Brands, Inc., 6.00%, Due 5/1/2022	9,000	9,956
HJ Heinz Co., 4.25%, Due 10/15/2020	8,250	8,354
Minerva Luxembourg S.A., 7.75%, Due 1/31/2023E	10,600	10,947
Simmons Foods, Inc., 7.875%, Due 10/1/2021E	7,595	7,728

		38,561

Energy - 0.90%
Northern Oil and Gas, Inc., 8.00%, Due 6/1/2020	7,450	6,593

	Par AmountJ	Fair Value
	(000’s)	(000’s)
Finance - 4.37%
Carlson Travel Holdings, Inc., 7.50%, Due 8/15/2019E	$7,800	$7,859
DFC Finance Corp., 10.50%, Due 6/15/2020E	11,400	10,460
Fly Leasing Ltd., 6.75%, Due 12/15/2020	13,300	13,666

		31,985

Manufacturing - 20.38%
AAR Corp., 7.25%, Due 1/15/2022	6,950	7,523
Activision Blizzard, Inc., 5.625%, Due 9/15/2021E	7,950	8,487
ADS Tactical, Inc., 11.00%, Due 4/1/2018E	13,500	13,365
Alliant Techsystems, Inc., 5.25%, Due 10/1/2021E	13,413	13,581
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, Due 3/15/2024F	8,650	8,455
Crown Americas LLC / Crown Americas Capital Corp IV, 4.50%, Due 1/15/2023F	7,825	7,512
Ducommun, Inc., 9.75%, Due 7/15/2018	7,450	8,065
IHS, Inc., 5.00%, Due 11/1/2022E	6,600	6,699
Kissner Milling Co., Ltd., 7.25%, Due 6/1/2019E	10,450	10,659
LSB Industries, Inc., 7.75%, Due 8/1/2019	12,250	12,985
Sealed Air Corp., 6.50%, Due 12/1/2020E	12,756	14,032
Sensata Technologies BV, 4.875%, Due 10/15/2023E	13,500	13,466
ServiciosCorporativosJaver SAPI de CV, 9.875%, Due 4/6/2021E	8,925	9,661
Southern Graphics, Inc., 8.375%, Due 10/15/2020E	14,315	14,780

		149,270

Service - 29.09%
Ancestry.com, Inc.,
9.625%, Due 10/15/2018E	4,750	4,714
11.00%, Due 12/15/2020	7,000	7,875
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp., 6.00%, Due 10/15/2021C	7,450	7,934
Ceridian HCM Holding, Inc., 11.00%, Due 3/15/2021E	7,850	8,753
Churchill Downs, Inc., 5.375%, Due 12/15/2021E	11,800	11,918
DaVita HealthCare Partners, Inc., 5.75%, Due 8/15/2022	12,500	13,203
Getty Images, Inc., 7.00%, Due 10/15/2020E	6,000	4,883
Halyard Health, Inc., 6.25%, Due 10/15/2022E	6,925	7,029
HCA, Inc.,
3.75%, Due 3/15/2019	2,000	1,992
4.75%, Due 5/1/2023	10,000	10,063
Kindred Healthcare, Inc., 6.375%, Due 4/15/2022E	9,100	8,782
Lansing Trade Group LLC / Lansing Finance Co. Inc, 9.25%, Due 2/15/2019E F	7,600	7,296
LifePoint Hospitals, Inc., 5.50%, Due 12/1/2021	13,450	13,954
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020E	13,050	13,898
MGM Resorts International, 7.75%, Due 3/15/2022	12,000	13,500
Numericable Group S.A., 4.875%, Due 5/15/2019E	11,900	11,766
Station Casinos LLC, 7.50%, Due 3/1/2021F	13,125	13,847
Tenet Healthcare Corp., 4.50%, Due 4/1/2021	14,875	14,614
Univision Communications, Inc., 6.75%, Due 9/15/2022E	11,800	12,980
Vantage Oncology LLC / Vantage Oncology Finance Co., 9.50%, Due 6/15/2017E F	2,850	2,729
Viking Cruises Ltd., 8.50%, Due 10/15/2022E	10,175	11,167
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, Due 3/15/2022F	10,000	10,150

		213,047

Telecommunications - 6.47%
DigitalGlobe, Inc., 5.25%, Due 2/1/2021E	13,750	13,200
NeuStar, Inc., 4.50%, Due 1/15/2023	8,400	7,371
Nokia Corp., 5.375%, Due 5/15/2019	12,000	12,930
Virgin Media Finance PLC, 6.375%, Due 4/15/2023E G	13,000	13,845

		47,346

Transportation - 4.70%
Gol Luxco S.A., 8.875%, Due 1/24/2022E	4,800	4,704
Titan Machinery, Inc., 3.75%, Due 5/1/2019	7,450	5,695
United Continental Holdings, Inc.,
6.375%, Due 6/1/2018	3,100	3,243
6.00%, Due 12/1/2020	4,300	4,378
US Airways Group, Inc., 6.125%, Due 6/1/2018	10,600	10,998
VRG Linhas Aereas S.A., 10.75%, Due 2/12/2023E	5,000	5,338

		34,356

Utilities - 2.77%
Calpine Corp., 7.875%, Due 1/15/2023E	8,614	9,540
GenOn Americas Generation LLC, 9.125%, Due 5/1/2031F	11,600	10,730

		20,270

Total Domestic Obligations (Cost $542,831)		541,428

		Par AmountJ	Fair Value
		(000’s)	(000’s)
FOREIGN CONVERTIBLE OBLIGATIONS - 0.97%
Consumer - 0.67%
Marine Harvest ASA, 2.375%, Due 5/8/2018H	EUR	$2,000	$3,403
Pescanova S.A.,
5.125%, Due 4/20/2017 K L	EUR	7,450	834
8.75%, Due 2/17/2019 K L	EUR	6,600	739

			4,976

Service - 0.30%
Rexlot Holdings Ltd., 6.00%, Due 9/28/2016	HKD	13,800	2,187

Total Foreign Convertible Obligations (Cost $14,926)			7,163

FOREIGN OBLIGATIONS - 13.09%
Consumer - 0.77%
Marine Harvest ASA, 5.20%, Due 3/12/2018 H	NOK	39,000	5,641

Finance - 2.76%
Emma Delta Finance,
8.50%, Due 10/15/2017E	EUR	5,000	6,402
12.00%, Due 10/15/2017E	EUR	4,000	6,072
MPT Operating Partnership LP/MPT Finance Corp., 5.75%, Due 10/1/2020C	EUR	5,850	7,771

			20,245

Service - 5.87%
Cirsa Funding Luxembourg S.A., 8.75%, Due 5/15/2018E	EUR	7,650	9,877
Europcar Groupe S.A., 11.50%, Due 5/15/2017E	EUR	6,000	8,436
Gala Electric Casinos, 11.50%, Due 6/1/2019E	GBP	4,550	7,436
Gamenet SPA, 7.25%, Due 8/1/2018E	EUR	9,000	9,760
Intralot Finance Luxemburg, 9.75%, Due 8/15/2018E	EUR	5,650	7,408

			42,917

Sovereign - 1.54%
Greece, Hellenic Republic, 2.00%, Due 2/24/2023H I	EUR	3,025	2,641
Mexican BonosDesarr, 5.00%, Due 6/15/2017	MXN	117,500	8,656

			11,297

Transportation - 2.15%
CMA CGM S.A., 8.875%, Due 4/15/2019E	EUR	5,350	6,980
Moto Finance PLC, 10.25%, Due 3/15/2017E G	GBP	5,350	8,807

			15,787

Total Foreign Obligations (Cost $99,615)			95,887

U.S. AGENCY OBLIGATIONS - 1.48%
Federal National Mortgage Association,
1.375%, Due 11/15/2016		1,000	1,016
1.25%, Due 1/30/2017		7,750	7,861
0.875%, Due 12/20/2017		2,000	1,992

Total U.S. Agency Obligations (Cost $10,808)			10,869

U.S. TREASURY OBLIGATIONS - 0.20% (Cost $1,451)
0.875%, Due 2/28/2017		1,450	1,459

		Shares
SHORT-TERM INVESTMENTS - 2.16% (Cost $15,849)
Short-Term Investments - 2.16%
JPMorgan U.S. Government Money Market Fund, Capital Class		15,849,021	15,849

TOTAL INVESTMENTS - 98.81% (Cost $737,354)			723,570
OTHER ASSETS, NET OF LIABILITIES - 1.18%			8,652

TOTAL NET ASSETS - 100.00%			$732,222

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	LP - Limited Partnership.
D	MLP - Master Limited Partnership.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $372,278 or 50.84% of net assets. The Fund has no right to demand registration of these securities.
F	LLC - Limited Liability Company.
G	PLC - Public Limited Company.
H	Variable rate.
I	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
J	In U.S. dollars unless stated otherwise.
K	Fair valued pursuant to procedures approved by the Board of Trustees. At the period end, the value of these securities amounted to $1,573 or 0.22% of net assets.
L	Illiquid Security.

Top Ten Holdings (% Net Assets)
Tenet Healthcare Corp., 4.500%, Due 4/1/2021		2.0
Southern Graphics, Inc., 8.375%, Due 10/15/2020, 144A		2.0
Fly Leasing Ltd., 6.750%, Due 12/15/2020		1.9
Alliant Techsystems, Inc., 5.250%, Due 10/1/2021, 144A		1.9
Live Nation Entertainment, Inc., 7.000%, Due 9/1/2020, 144A		1.9
LifePoint Hospitals, Inc., 5.500%, Due 12/1/2021		1.9
Sealed Air Corp., 6.500%, Due 12/1/2020, 144A		1.9
Virgin Media Finance PLC, 6.375%, Due 4/15/2023, 144A		1.9
Station Casinos LLC, 7.500%, Due 3/1/2021		1.9
MGM Resorts International, 7.750%, Due 3/15/2022		1.8
Total Fund Holdings	92

Sector Allocation (% Investment)
Service	35.9
Manufacturing	21.9
Finance	9.6
Telecom	8.5
Consumer	8.3
Transportation	7.3
Electric	2.9
Foreign Sovereign	1.6
Agency	1.6
Cash Equivalent	1.3
Energy	0.9
U.S. Treasury	0.2

OTC swap agreements outstanding on November 30, 2014:

Credit Default Swaps on Corporate Issues - Buy Protection (1) (000’s):

Reference Entity	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 11/30/2014(2)	Notional Amount (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Delta Air Line	GLM	5.000%	12/20/2016	1.3728%	1,000	$(88)	$159	$71
Delta Air Line	GLM	5.000%	3/20/2017	1.5679%	1,000	(54)	128	74
Delta Air Line	GLM	5.000%	3/20/2017	1.5679%	1,000	(64)	138	74
Delta Air Line	JPM	5.000%	6/20/2017	1.7262%	2,000	(120)	277	157
Delta Air Line	FBF	5.000%	6/20/2017	1.7262%	2,000	(124)	281	157
Delta Air Line	GLM	5.000%	6/20/2017	1.7262%	1,000	(70)	148	78
Delta Air Line	JPM	5.000%	9/20/2017	1.8547%	2,000	(132)	296	164
Delta Air Line	FBF	5.000%	12/20/2017	1.9599%	2,000	(93)	265	172

						$(745)	$1,692	$947

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Futures Contracts Open on November 30, 2014 (000’s)*:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Globex December Futures	Short	174	December, 2014	$16,983	$492
Euro Currency Unit Globex December Futures	Short	474	December, 2014	73,684	2,775

				$90,667	$3,267

Glossary:

Counterpary Abbreviations:

FBF	Credit Suisse Bank
GLM	Goldman Sachs Bank USA
JPM	JP Morgan Chase Bank, N.A.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
MXN	Mexican Peso
NOK	Norwegian Krone

Exchange Abbreviations:

Globex	Chicago Mercantile Exchange
OTC	Over-the-Counter

American Beacon Flexible Bond Fund

November 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK - 0.85%
FINANCE - 0.85%
Banks - 0.85%
HSBC USA, Inc., 1.00%, Due 12/31/2049A B	6,150	$146
Lloyds Banking Group PLC,
6.413%, Due 1/29/2049B C D E	470,000	502
6.657%, Due 12/31/2049B C D E	540,000	580
RBS Capital Funding Trust V, 5.90%, Due 12/31/2049	13,000	316
RBS Capital Funding Trust VII, 6.08%, Due 12/31/2049	6,900	169
UBS Preferred Funding Trust IV, 1.00%, Due 12/31/2049A B	4,000	76
US Bancorp, 1.00%, Due 12/31/2049A B	7,500	169

Total Finance		1,958

Total Preferred Stock (Cost $1,867)		1,958

	Par Amount O
	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS - 0.68%
Consumer - 0.09%
HJ Heinz Co., 1.00%, Due 6/5/2020 F	$198	197

Service - 0.59%
Grifols Worldwide Operations USA, Inc., 1.00%, Due 2/27/2021B F	398	394
Hilton Worldwide Finance LLC, 4.00%, Due 10/26/2020B F G	984	974

		1,368

Total Domestic Bank Loan Obligations (Cost $1,576)		1,565

DOMESTIC CONVERTIBLE OBLIGATIONS - 0.96%
Energy - 0.08%
Premier Oil Finance Jersey Ltd., 2.50%, Due 7/27/2018	200	184

Finance - 0.20%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/2018	325	296
Anthem, Inc., 2.75%, Due 10/15/2042	90	158

		454

Manufacturing - 0.40%
Electronic Arts, Inc., 0.75%, Due 7/15/2016	31	44
Intel Corp., 3.25%, Due 8/1/2039	138	248
Siemens Financieringsmaatschappij N.V., 1.05%, Due 8/16/2017	500	546
Workday, Inc., 0.75%, Due 7/15/2018	54	67

		905

Service - 0.28%
CP Foods Holdings Ltd., 0.50%, Due 1/15/2019	200	203
Hologic, Inc., 2.00%, Due 12/15/2037B	46	58
Illumina, Inc., 0.01%, Due 6/15/2019E	104	116
Priceline Group, Inc.,
1.00%, Due 3/15/2018	154	208
0.90%, Due 9/15/2021E	62	59

		$644

Total Domestic Convertible Obligations (Cost $2,036)		2,187

DOMESTIC OBLIGATIONS - 34.65%
Consumer - 0.35%
BAT International Finance PLC, 1.125%, Due 3/29/2016C	300	301
BRF - Brasil Foods S.A., 5.875%, Due 6/6/2022E	200	215
Land O’Lakes Capital Trust I, 7.45%, Due 3/15/2028E	100	104
Reynolds Group Issuer Inc.,
7.125%, Due 4/15/2019	100	104
7.875%, Due 8/15/2019	100	107

		831

Energy - 1.29%
Basic Energy Services, Inc., 7.75%, Due 2/15/2019	100	$83
Chesapeake Energy Corp., 3.481%, Due 4/15/2019B	100	99

	Par Amount O	Fair Value
	(000’s)	(000’s)
Denbury Resources, Inc., 5.50%, Due 5/1/2022	$100	$94
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.875%, Due 2/15/2023G	88	99
Kinder Morgan Energy Partners LP, 3.50%, Due 9/1/2023H	210	202
Millennium Offshore Services Superholdings LLC, 9.50%, Due 2/15/2018G	200	199
Petrobras International Finance Co. SA, 5.375%, Due 1/27/2021	254	253
Plains Exploration & Production Co., 6.75%, Due 2/1/2022	100	112
Regency Energy Partners LP / Regency Energy Finance Corp., 5.75%, Due 9/1/2020H	150	155
Reliance Holding USA, Inc., 4.50%, Due 10/19/2020	250	265
Sabine Pass Liquefaction LLC, 5.75%, Due 5/15/2024G	800	809
Sabine Pass LNG LP, 7.50%, Due 11/30/2016H	100	106
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, Due 5/17/2017	200	205
3.90%, Due 5/17/2022	200	206
Trinidad Drilling Ltd., 7.875%, Due 1/15/2019E	100	101

		2,988

Finance - 20.79%
2013-2 Aviation Loan Trust, 2.344%, Due 12/15/2022B E I	87	81
ABN AMRO Bank N.V., 1.033%, Due 10/28/2016B E	1,400	1,410
AGFC Capital Trust I Limited, 6.00%, Due 1/15/2067B E	300	249
Agile Property Holdings Ltd., 8.875%, Due 4/28/2017	100	98
Air Lease Corp., 4.25%, Due 9/15/2024	100	100
Albaraka Turk Katilim Bankasi AS, 6.25%, Due 6/30/2019	200	204
Ally Financial, Inc.,
6.75%, Due 12/1/2014	100	100
4.625%, Due 6/26/2015	1,100	1,117
3.50%, Due 7/18/2016	200	203
Ambank M BHD, 3.125%, Due 7/3/2019	200	202
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, Due 2/6/2019G H	105	99
Banco Bilbao Vizcaya Argentaria S.A., 9.00%, Due 5/29/2049B	600	650
Banco do Brasil S.A., Cayman, 4.50%, Due 1/22/2015E	250	251
Banco Santander Brasil S.A., 4.25%, Due 1/14/2016E	400	410
Banco Santander Chile S.A., 1.13%, Due 4/11/2017B E	880	876
Bank of America Corp.,
5.75%, Due 12/1/2017	60	67
5.65%, Due 5/1/2018	700	783
1.271%, Due 1/15/2019	700	708
1.105%, Due 4/1/2019B	1,115	1,117
7.625%, Due 6/1/2019	100	122
Bank of America NA, 5.30%, Due 3/15/2017	250	271
Banque Federative du Credit Mutuel S.A.,
1.70%, Due 1/20/2017E	700	704
2.50%, Due 10/29/2018E	350	355
Barclays Bank PLC, 0.772%, Due 12/9/2016B C	925	927
Carrington Holding Co. LLC, 1.00%, Due 1/15/2026G	168	61
China Overseas Land & Investment Ltd., 6.375%, Due 10/29/2043	200	207
CIT Group, Inc.,
4.75%, Due 2/15/2015E	100	101
5.00%, Due 5/15/2017	100	104
Citigroup, Inc.,
1.25%, Due 1/15/2016	100	100
0.774%, Due 3/10/2017B	575	574
1.00%, Due 11/24/2017B	500	500
6.125%, Due 5/15/2018	760	864
Commonwealth Bank of Australia, 0.733%, Due 9/20/2016B E	485	488
Country Garden Holdings Co. Ltd, 10.50%, Due 8/11/2015	100	104
Credit Suisse/New York NY, 3.625%, Due 9/9/2024	500	510
DBS Bank Ltd., 0.84%, Due 7/15/2021B E	945	936
Deutsche Bank AG, 0.705%, Due 5/30/2017B	200	200
Deutsche Bank AG/London, 0.843%, Due 2/13/2017B	1,115	1,119
Development Bank of Kazakhstan JSC, 5.50%, Due 12/20/2015	200	206
Digital Realty Trust LP,
5.875%, Due 2/1/2020H	140	158
3.625%, Due 10/1/2022H	235	231
Dresdner Bank AG, 7.25%, Due 9/15/2015	180	187
Dresdner Funding Trust I, 8.151%, Due 6/30/2031E	430	512
EPR Properties, 5.75%, Due 8/15/2022	225	249
Goldman Sachs Capital II Ltd., 4.00%, Due 12/31/2049B	625	466

	Par Amount O	Fair Value
	(000’s)	(000’s)
Goldman Sachs Group, Inc.,
1.332%, Due 11/15/2018B	$1,645	$1,664
7.50%, Due 2/15/2019	332	398
1.251%, Due 10/23/2019B	500	503
HBOS PLC, 0.930%, Due 9/6/2017B C	995	986
HSBC USA, Inc., 0.843%, Due 11/13/2019B	500	500
ING Bank N.V.,
1.375%, Due 3/7/2016E	1,000	1,006
0.925%, Due 10/1/2019E	1,200	1,202
International Lease Finance Corp.,
4.875%, Due 4/1/2015	300	303
6.75%, Due 9/1/2016E	600	643
7.125%, Due 9/1/2018E	130	148
JP Morgan Chase Capital XXIII, 1.232%, Due 5/15/2077B	330	265
JPMorgan Chase & Co.,
1.134%, Due 1/25/2018	640	648
2.20%, Due 10/22/2019	500	498
4.40%, Due 7/22/2020	10	11
JPMorgan Chase Bank NA,
0.654%, Due 6/2/2017B	900	899
6.00%, Due 10/1/2017	300	336
JPMorgan Chase Capital XXI, 1.182%, Due 1/15/2087B	400	332
Lloyds Bank PLC,
6.375%, Due 1/21/2021C	500	603
0.563%, Due 6/29/2049B C	110	73
0.438%, Due 11/29/2049B C	350	231
Macquarie Bank Ltd.,
5.00%, Due 2/22/2017	500	539
1.026%, Due 3/24/2017B E	500	503
0.864%, Due 10/27/2017E	610	611
Macquarie Group Ltd., 1.233%, Due 1/31/2017B E	1,070	1,081
Morgan Stanley,
1.514%, Due 4/25/2018B	2,695	2,756
7.30%, Due 5/13/2019	300	360
3.875%, Due 4/29/2024	500	515
3.70%, Due 10/23/2024	500	508
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, Due 5/1/2021H	200	214
NASDAQ OMX Group, Inc.,
5.55%, Due 1/15/2020	140	156
4.25%, Due 6/1/2024	100	103
Nationwide Building Society, 4.65%, Due 2/25/2015E	500	505
Navient Corp.,
5.00%, Due 4/15/2015G	600	606
6.25%, Due 1/25/2016G	500	522
6.00%, Due 1/25/2017G	200	211
Nomura Holdings, Inc., 2.00%, Due 9/13/2016	300	304
Royal Bank of Canada, 1.20%, Due 9/19/2018	160	160
Royal Bank of Scotland Group PLC,
2.55%, Due 9/18/2015C	850	861
7.648%, Due 12/31/2049B C	560	655
Royal Bank of Scotland N.V., 7.75%, Due 5/15/2023	500	587
Royal Bank of Scotland PLC, 9.50%, Due 3/16/2022A C	300	344
Santander US Debt S.A. Unipersonal, 3.724%, Due 1/20/2015E	700	703
Shinhan Bank, 0.883%, Due 4/8/2017B E	1,430	1,433
Springleaf Finance Corp., 5.75%, Due 9/15/2016	100	105
Standard Bank PLC, 8.125%, Due 12/2/2019C	100	115
Standard Chartered PLC, 3.85%, Due 4/27/2015C E	576	583
State Street Capital Trust IV, 1.234%, Due 6/1/2077B	60	51
Swire Properties MTN Financing Ltd., 4.375%, Due 6/18/2022	200	214
Temasek Financial I Ltd., 3.375%, Due 7/23/2042	250	228
UBS AG,
5.875%, Due 12/20/2017	175	197
5.125%, Due 5/15/2024	900	900
UBS AG/Stamford CT, 0.873%, Due 8/14/2019B	500	503
USB Realty Corp., 1.378%, Due 12/29/2049B E	300	276
Wachovia Capital Trust III, 5.570%, Due 3/29/2049B	500	484

		48,123

	Par Amount O	Fair Value
	(000’s)	(000’s)
Manufacturing - 2.76%
Ainsworth Lumber Co. Ltd, 7.50%, Due 12/15/2017E	$100	$104
ArcelorMittal, 4.25%, Due 8/5/2015	210	214
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 3.234%, Due 12/15/2019B C E	200	194
Ashland, Inc., 3.875%, Due 4/15/2018	100	101
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018E	100	86
D.R. Horton, Inc., 3.75%, Due 3/1/2019	120	120
Fidelity National Information Services, Inc., 5.00%, Due 3/15/2022	150	158
FMG Resources August 2006 Property Ltd., 8.25%, Due 11/1/2019E	100	93
Ford Motor Credit Co. LLC,
2.75%, Due 5/15/2015G	200	202
1.008%, Due 1/17/2017B G	1,860	1,868
General Motors Co., 3.50%, Due 10/2/2018	130	133
General Motors Financial Co. Inc., 2.75%, Due 5/15/2016	400	405
Glencore Funding, LLC, 1.396%, Due 5/27/2016B G	500	502
Heathrow Funding Ltd., 2.50%, Due 6/25/2017E	200	202
Montell Finance Co., 8.10%, Due 3/15/2027E	150	201
Nitrogenmuvek Vegyipari Zrt, 7.875%, Due 5/21/2020E	200	202
Rock-Tenn Co., 3.50%, Due 3/1/2020	100	102
SanDisk Corp., 0.50%, Due 10/15/2020	161	200
Schaeffler Holding Finance BV, 6.875%, Due 8/15/2018E J	800	837
Seagate HDD Cayman, 3.75%, Due 11/15/2018E	125	129
Tech Data Corp., 3.75%, Due 9/21/2017	100	104
Toll Brothers Finance Corp., 4.00%, Due 12/31/2018	150	151
Vale S.A., 5.625%, Due 9/11/2042	100	96

		6,404

Service - 4.08%
ADT Corp., 6.25%, Due 10/15/2021	170	178
AMC Networks, Inc., 7.75%, Due 7/15/2021	100	109
AutoNation, Inc.,
6.75%, Due 4/15/2018	160	181
5.50%, Due 2/1/2020	100	109
Bed Bath & Beyond, Inc., 3.749%, Due 8/1/2024	200	203
Best Buy Co., Inc, 5.00%, Due 8/1/2018	120	124
Biomet, Inc., 6.50%, Due 8/1/2020	100	107
DISH DBS Corp.,
7.75%, Due 5/31/2015	1,200	1,241
7.125%, Due 2/1/2016	100	106
4.625%, Due 7/15/2017	655	678
Forest Laboratories, Inc., 4.375%, Due 2/1/2019E	240	255
FTI Consulting, Inc., 6.75%, Due 10/1/2020	190	200
GameStop Corp., 5.50%, Due 10/1/2019E	100	101
HCA, Inc.,
6.50%, Due 2/15/2016	850	892
3.75%, Due 3/15/2019	115	115
6.50%, Due 2/15/2020	800	885
Host Hotels & Resorts LP, 3.75%, Due 10/15/2023H	200	199
IAC/InterActiveCorp, 4.875%, Due 11/30/2018	365	375
MGM Resorts International,
6.625%, Due 7/15/2015	1,200	1,229
7.50%, Due 6/1/2016	100	107
Roche Holdings, Inc., 0.574%, Due 9/30/2019E	1,000	999
Sirius XM Radio, Inc., 5.25%, Due 8/15/2022E	100	105
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, Due 3/15/2020H	100	104
Tenet Healthcare Corp., 6.25%, Due 11/1/2018	125	135
Total System Services, Inc., 3.75%, Due 6/1/2023	215	212
United Rentals North America, Inc., 8.25%, Due 2/1/2021	100	109
Valeant Pharmaceuticals International, 6.875%, Due 12/1/2018E	100	104
Wyndham Worldwide Corp., 4.25%, Due 3/1/2022	170	174
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, Due 8/15/2020G	100	107

		9,443

Sovereign - 3.26%
Hungary, Magyar Export Import Bank, 5.50%, Due 2/12/2018	240	255
Namibia, Republic of Namibia, 5.50%, Due 11/3/2021	200	215
Norway, Eksportfinans ASA,
2.375%, Due 5/25/2016	100	100
5.50%, Due 5/25/2016	100	105

		Par Amount O	Fair Value
		(000’s)	(000’s)
5.50%, Due 6/26/2017		$600	$640
Norway, KommunalBanken AS, 1.375%, Due 6/8/2017		200	202
Petrobras Global Finance BV, 2.595%, Due 3/17/2017B		1,695	1,653
Slovenia Government Bond,
4.75%, Due 5/10/2018		1,100	1,181
4.125%, Due 2/18/2019		200	211
5.50%, Due 10/26/2022		1,200	1,342
5.85%, Due 5/10/2023		600	682
South Africa, Eskom Holdings SOC Ltd., 5.75%, Due 1/26/2021		356	369
South Korea, Export-Import Bank of Korea, 5.00%, Due 4/11/2022		200	227
South Korea, Korea Housing Finance Corp., 1.625%, Due 9/15/2018		350	344

			7,526

Telecommunications - 1.36%
British Telecommunications PLC, 1.25%, Due 2/14/2017C		500	500
Sprint Nextel Corp., 7.00%, Due 8/15/2020		100	103
Verizon Communications, Inc.,
1.764%, Due 9/15/2016B		1,030	1,051
2.50%, Due 9/15/2016		137	141
1.984%, Due 9/14/2018B		200	210
3.65%, Due 9/14/2018		300	318
1.005%, Due 6/17/2019B		340	342
5.15%, Due 9/15/2023		200	225
West Corp., 5.375%, Due 7/15/2022E		170	162
Windstream Corp., 7.75%, Due 10/15/2020		100	105

			3,157

Transportation - 0.19%
Kansas City Southern de Mexico SA de CV, 2.35%, Due 5/15/2020		240	233
Transnet Soc Ltd., 4.50%, Due 2/10/2016		210	217

			450

Utilities - 0.57%
CGN Meiya Power Holdings Co. Ltd, 4.00%, Due 8/19/2018		200	207
Electricite de France S.A., 1.15%, Due 1/20/2017E		500	501
SP PowerAssets Ltd., 2.70%, Due 9/14/2022		200	198
Star Energy Geothermal Wayang Windu Ltd., 6.125%, Due 3/27/2020		200	203
State Grid Overseas Investment 2014 Ltd., 4.125%, Due 5/7/2024		200	211

			1,320

Total Domestic Obligations (Cost $79,794)			$80,242

FOREIGN CONVERTIBLE OBLIGATIONS - 1.34%
Energy - 0.23%
Eni S.p.A., 0.25%, Due 11/30/2015	EUR	300	372
Technip S.A., 0.50%, Due 1/1/2016	EUR	159	163

			535

Finance - 0.09%
Great Portland Estates Capital Jersey Ltd., 1.00%, Due 9/10/2018C	GBP	100	171
Immofinanz AG, 4.25%, Due 3/8/2018	EUR	806	43

			214

Manufacturing - 0.79%
Aabar Investments PJSC, 4.00%, Due 5/27/2016	EUR	300	440
Bekaert N.V., 0.75%, Due 6/18/2018	EUR	100	122
Camfin 2012 SPA, 5.625%, Due 10/26/2017	EUR	100	146
Faurecia, 3.25%, Due 1/1/2018K	EUR	605	238
Indra Sistemas S.A., 1.75%, Due 10/17/2018	EUR	100	114
Ingenico, 2.75%, Due 1/1/2017	EUR	66	72
RAG-Stiftung, 0.01%, Due 12/31/2018	EUR	100	123
Shenzhou International Group Holdings Ltd., 0.50%, Due 6/18/2019	HKD	2,000	257
Volkswagen International Finance N.V., 5.50%, Due 11/9/2015	EUR	200	277
Yaskawa Electric Corp., 0.01%, Due 3/16/2017	JPY	5,000	59

			1,848

Service - 0.15%
FF Group Finance Luxembourg, 1.75%, Due 7/3/2019	EUR	100	114
OHL Investments S.A., 4.00%, Due 4/25/2018	EUR	200	243

			357

Transportation - 0.08%
International Consolidated Airlines Group S.A., 1.75%, Due 5/31/2018	EUR	100	180

Total Foreign Convertible Obligations (Cost $3,287)			3,134

		Par Amount O	Fair Value
		(000’s)	(000’s)
FOREIGN OBLIGATIONS - 26.38%
Consumer - 0.30%
Imperial Tobacco Group PLC, 8.375%, Due 2/17/2016C	EUR	$250	$341
Tesco PLC, 5.50%, Due 1/13/2033C	GBP	200	328

			669

Energy - 0.05%
Gazprom OAO Via Gaz Capital S.A., 3.755%, Due 3/15/2017	EUR	100	121

Finance - 2.10%
AIB Mortgage Bank, 2.625%, Due 7/28/2017	EUR	100	129
ARLO XIV Ltd., 0.01%, Due 12/24/2019 I	JPY	10,000	4
Banco Bilbao Vizcaya Argentaria S.A., 7.00%, Due 12/29/2049B	EUR	200	255
Banco Popolare SC, 3.50%, Due 3/14/2019	EUR	100	131
Banco Popular Español S.A., 11.50%, Due 10/29/2049B	EUR	200	285
Bank of America Corp. Inflation Indexed, 3.958%, Due 10/21/2025B L I	MXN	3,000	215
Bankia S.A., 3.50%, Due 1/17/2019	EUR	100	135
BPE Financiaciones S.A., 2.50%, Due 2/1/2017	EUR	100	127
Credit Logement S.A., 1.232%, Due 3/29/2049B	EUR	100	108
Henderson UK Finance PLC, 7.25%, Due 3/24/2016C	GBP	100	164
JP Morgan Chase Bank NA, 0.77%, Due 5/31/2017A B	EUR	1,150	1,429
LCR Finance PLC, 4.50%, Due 12/7/2028C	GBP	200	384
Lloyds Bank PLC, 10.375%, Due 2/12/2024B C	EUR	150	241
Morgan Stanley, 7.60%, Due 8/8/2017	NZD	430	358
Novo Banco S.A.,
5.00%, Due 4/23/2019	EUR	200	229
5.00%, Due 5/23/2019	EUR	100	115
Royal Bank of Scotland PLC,
6.934%, Due 4/9/2018B C	EUR	100	144
1.595%, Due 6/14/2022B C	EUR	100	110
Santander International, 3.16%, Due 12/1/2015	GBP	200	318

			4,881

Service - 0.44%
Tesco PLC,
6.00%, Due 12/14/2029C	GBP	160	284
5.20%, Due 3/5/2057C	GBP	200	307
WPP PLC, 6.00%, Due 4/4/2017C	GBP	250	430

			1,021

Sovereign - 23.49%
Australia, Queensland Treasury Corp., 5.75%, Due 7/22/2024	AUS	2,135	2,144
Austria, Hypo Alpe Adria International AG, 2.375%, Due 12/13/2022	EUR	100	133
Brazil, Nota Do Tesouro Nacional,
10.00%, Due 1/1/2017K	BRL	2,500	977
10.00%, Due 1/1/2021K	BRL	3,730	1,405
6.00%, Due 8/15/2022K	BRL	1,000	1,008
10.00%, Due 1/1/2023K	BRL	9,325	3,466
Bulgaria Government Bond, 2.95%, Due 9/3/2024	EUR	313	399
Chile, Republic of Chile,
3.00%, Due 1/1/2017	CLP	233,260	401
3.00%, Due 7/1/2017	CLP	196,430	341
Finland Government Bond, 1.50%, Due 4/15/2023E	EUR	250	333
Heta Asset Resolution AG, 2.75%, Due 8/12/2015	CHF	100	94
Hungary Government Bond,
7.00%, Due 6/24/2022	HUF	230,000	1,160
6.00%, Due 11/24/2023	HUF	370,000	1,793
Indonesia Government Bond,
8.375%, Due 3/15/2024	IDR	9,800,000	839
9.00%, Due 3/15/2029	IDR	10,600,000	943
8.75%, Due 2/15/2044	IDR	14,500,000	1,227
Ireland Government Bond, 2.40%, Due 5/15/2030	EUR	175	227
Irish Treasury Bond,
3.40%, Due 3/18/2024	EUR	480	701
5.40%, Due 3/13/2025	EUR	490	830
Italy, Buoni Poliennali Del Tesoro,
4.75%, Due 5/1/2017	EUR	910	1,245
5.00%, Due 8/1/2039	EUR	1,415	2,265
Malaysia Government Bond,
4.048%, Due 9/30/2021	MYR	1,205	362

		Par Amount O	Fair Value
		(000’s)	(000’s)
3.48%, Due 3/15/2023	MYR	$4,080	$1,175
Mexican Bonos, 10.00%, Due 12/5/2024	MXN	4,300	408
Mexican Bonos Desarr,
8.50%, Due 5/31/2029K	MXN	36,700	3,187
8.50%, Due 11/18/2038K	MXN	39,010	3,399
7.75%, Due 11/13/2042K	MXN	53,470	4,336
Mexico Cetes, 0.01%, Due 2/19/2015	MXN	211,810	1,511
Mexico, United Mexican States, 2.375%, Due 4/9/2021	EUR	100	130
New Zealand Government Bond, 6.00%, Due 5/15/2021	NZD	2,660	2,343
Norwegian Government Bond, 3.00%, Due 3/14/2024	NOK	2,700	421
Nota Do Tesouro Nacional, 10.00%, Due 1/1/2025	BRL	435	160
Poland Government Bond, 5.25%, Due 10/25/2020	PLN	4,850	1,696
Portugal, Obrigacoes do Tesouro,
4.75%, Due 6/14/2019E	EUR	500	708
4.95%, Due 10/25/2023E	EUR	1,665	2,419
South Africa Government Bond,
8.00%, Due 12/21/2018	ZAR	10,000	943
6.75%, Due 3/31/2021	ZAR	7,800	691
6.50%, Due 2/28/2041	ZAR	28,545	2,063
South Korea Treasury Bond,
5.75%, Due 9/10/2018	KRW	2,480,000	2,528
3.375%, Due 9/10/2023	KRW	857,000	824
Spain, Bonos Y Obligaciones del Estado,
2.10%, Due 4/30/2017	EUR	687	887
2.75%, Due 10/31/2024E	EUR	400	535
Supranational, European Investment Bank, 6.00%, Due 12/7/2028	GBP	37	81
UK Treasury Bond, 3.25%, Due 1/22/2044	GBP	933	1,629

			54,367

Total Foreign Obligations (Cost $62,105)			61,059

ASSET-BACKED OBLIGATIONS - 4.31%
ACE Securities Corp Home Equity Loan Trust, 0.310%, Due 8/25/2036, 2006 OP2 A1B		990	837
Carrington Mortgage Loan Trust, 0.415%, Due 2/25/2037, 2007 FRE1 AC3B		500	354
Chase Funding Trust, 5.323%, Due 2/26/2035, 2004-2 1A4		221	223
Citigroup Mortgage Loan Trust, Inc.,
0.525%, Due 1/25/2036, 2006 WFH1 M2		100	89
0.235%, Due 1/25/2037, 2007 AMC2 A3A		192	129
Countrywide Asset-Backed Certificates Trust,
0.335%, Due 6/25/2036, 2006 3 2A2		35	34
0.302%, Due 1/25/2037, 2006 13 3AV2B		241	227
0.315%, Due 3/25/2037, 2006 18 2A2		393	354
Fremont Home Loan Trust, 0.325%, Due 2/25/2036, 2006 2 2A3B		362	310
GSAMP Trust, 0.275%, Due 12/25/2036, 2007 FM1 A2B		1,679	866
Madison Park Funding Ltd., CLO, 0.453%, Due 3/22/2021, 2007 4A A1AB E		1,467	1,447
Master Specialized Loan Trust, 0.415%, Due 2/25/2036, 2006 2 AB E		1,002	863
Morgan Stanley ABS Capital I Inc. Trust,
0.205%, Due 7/25/2036, 2006 A2FPB		82	47
0.305%, Due 11/25/2036, 2007 HE1 A2CB		549	347
Nomura Home Equity Loan Inc Home Equity Loan Trust, 0.485%, Due 10/25/2036, 2006 AF1 A4		1,166	480
Oakwood Mortgage Investors, Inc., 6.61%, Due 6/15/2031, 2001 C A3		323	177
RAAC Series Trust, 0.555%, Due 9/25/2045, 2006 SP1 M1B		800	644
Residential Asset Securities Corp.Trust,
0.735%, Due 7/25/2033, 2003 KS5 AIIBB		8	7
0.595%, Due 1/25/2036, 2005 KS12 M1B		175	161
Structured Asset Investment Loan Trust,
0.315%, Due 5/25/2036, 2006 BNC2 A5		973	775
0.305%, Due 9/25/2036, 2006 BNC3 A3		601	477
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 0.325%, Due 12/25/2036, 2006 BC5 A4B		1,348	1,136

Total Asset-Backed Obligations (Cost $9,666)			9,984
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.89%
Adjustable Rate Mortgage Trust, 2.758%, Due 9/25/2035, 2005 5 2A1		84	74
American Home Mortgage Investment Trust,
2.069%, Due 10/25/2034, 2004 3 5AB		59	59

	Par Amount O	Fair Value
	(000’s)	(000’s)
1.829%, Due 9/25/2045, 2005 2 4A1B	$8	$7
Banc of America Alternative Loan Trust, 0.555%, Due 5/25/2035, 2005 4 CB6B	61	49
Banc of America Funding Corporation,
0.365%, Due 4/20/2047, 2007 B A1	696	515
0.455%, Due 5/20/2047, 2007 C 7A5B	328	266
Banc of America Mortgage Securities, Inc., 3.322%, Due 7/20/2032, 2002 G1A3B	21	22
Bear Stearns Adjustable Rate Mortgage Trust,
2.747%, Due 11/25/2030, 2000 2 A1	38	36
2.437%, Due 8/25/2033, 2003 5 2A1B	93	95
2.712%, Due 8/25/2033, 2003 5 1A1B	54	53
2.625%, Due 4/25/2034, 2004 1 22A1B	51	51
3.013%, Due 11/25/2034, 2004 9 22A1B	24	24
2.43%, Due 10/25/2035, 2005 9 A1B	56	55
Bear Stearns Alt-A Trust,
2.561%, Due 11/25/2036, 2006 6 32A1	129	88
5.294%, Due 12/25/2046, 2006 7 23A1	1,122	831
Chase Mortgage Finance Corp.,
5.50%, Due 11/25/2035, 2005 S3 A10	200	197
2.549%, Due 2/25/2037, 2007 A1 1A5	42	41
2.631%, Due 3/25/2037, 2007 A1 12M3B	287	239
Citigroup Mortgage Loan Trust, Inc.,
2.559%, Due 8/25/2035, 2005 3 2A2A	49	49
1.93%, Due 9/25/2035, 2005 6 A3B	43	42
Countrywide Alternative Loan Trust,
0.602%, Due 8/25/2033, 2003 15T2 A2B	1	1
5.50%, Due 10/25/2033, 2003 20CB 1A4	181	186
6.00%, Due 10/25/2033, 2003 J2 A1	23	25
0.325%, Due 11/25/2036,	450	408
0.435%, Due 2/25/2037, 2005 81 A1B	19	15
0.365%, Due 7/20/2046, 2006 OA9 2A1AB	13	9
0.345%, Due 9/25/2046, 2006 OA11 A1BB	17	15
Countrywide Home Loan Mortgage Pass Through Trust,
2.519%, Due 6/25/2033, 2003 27 A1B	44	43
0.915%, Due 9/25/2034, 2004 16 1A4AB	47	43
0.445%, Due 4/25/2035, 2005 3 2A1B	216	178
0.385%, Due 5/25/2035, 2005 9 1A3B	147	124
5.75%, Due 5/25/2037, 2007 5 A51	83	81
Credit Suisse First Boston Mortgage Securities Corp., 2.457%, Due 9/25/2034, 2004 AR8 2A1	30	30
Credit Suisse Mortgage-Backed Trust, 6.00%, Due 7/25/2036, 2006 6 1A4	585	452
Deutsche Alt-A Securities Mortgage Loan Trust, 0.305%, Due 3/25/2037, 2007 AR2 A1	792	571
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044, 2004 T3 CL 1A1	14	16
Fannie Mae REMIC, 0.355%, Due 10/27/2037, 2007-114 A6	600	594
First Horizon Asset Securities, Inc., 2.534%, Due 2/25/2034, 2004 AR1 2A1B	57	57
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	3	3
2.081%, Due 6/25/2034, 2004 7 3A1	39	38
4.984%, Due 11/25/2035, 2005 AR7 6A1B	36	35
JP Morgan Alternative Loan Trust, 5.689%, Due 5/26/2037, 2008 R3 3A1E	294	260
Morgan Stanley Mortgage Loan Trust, 2.179%, Due 6/25/2036, 2006 8AR 5A4B	27	26
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2	11	7
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2E	114	122
Prime Mortgage Trust, 0.655%, Due 2/25/2035, 2006 CL1 A1B	91	86
Residential Accredit Loans, Inc., 0.255%, Due 5/25/2037, 2007 QA3 A1B	348	268
Residential Asset Securitization Trust, 2.450%, Due 12/25/2034, 2004 IP2 4A	86	85
Structured Adjustable Rate Mortgage Loan Trust,
2.426%, Due 5/25/2034, 2004 5 3A2	63	63
2.452%, Due 7/25/2034, 2004 8 3AB	63	63
Structured Asset Mortgage Investments II Trust,
1.614%, Due 2/25/2036, 2005 ARB A2B	962	840
0.385%, Due 5/25/2045, 2005 AR2 2A1B	99	90
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 5.50%, Due 5/25/2035,2005 6 2A14	122	125
WaMu Mortgage Pass Through Certificates,

	Par Amount O	Fair Value
	(000’s)	(000’s)
2.026%, Due 2/25/2033, 2003 AR1 2AB	$4	$4
2.397%, Due 3/25/2035, 2005 AR3 A1	44	43
5.50%, Due 11/25/2035, 2005 9 2A2	281	261
0.315%, Due 2/25/2037, 2007 HY1 A2AB	328	227
2.354%, Due 3/25/2037, 2007 HY3 4A1B	191	180
1.868%, Due 12/19/2039, 2001 AR5 1A	92	91
0.445%, Due 10/25/2045, 2005 AR13 A1A1	340	325
Wells Fargo Mortgage Backed Securities Trust, 2.601%, Due 3/25/2035, 2005 AR3 2A1B	84	85

Total Collateralized Mortgage Obligations (Cost $8,494)		8,968

COMMERCIAL MORTGAGE-BACKED OBLIGATIONs - 0.00% (Cost $16)
LB-UBS Commercial Mortgage Trust, 0.402%, Due 9/15/2045 2007 C7 XW	1,250	10

FOREIGN COLLATERALIZED MORTGAGE OBLIGATIONS - 1.80%
Fondo de Titulizacion de Activos, 0.232%, Due 6/16/2049, 16 A2	1,088	1,232
IM Pastor 4 Fondo de Titulizacion de Activos, 0.222%, Due 3/22/2044, 4 A	1,233	1,379
Rural Hipotecario IX Fondo de Titulizacion de Activos, 0.218%, Due 2/17/2050, 9 A2	484	588
TDA CAM Fondo de Titulizacion de Activos, 0.313%, Due 2/26/2049, 8 A	863	998

Total Foreign Collateralized Mortgage Obligations (Cost $4,487)		4,197

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.64%
Fannie Mae TBA,
5.50%, Due 10/14/2044, M	5,000	5,574
4.00%, Due 12/11/2044, M	7,000	7,474

Total U.S. Agency Mortgage Backed Obligations (Cost $13,041)		13,048

U.S. AGENCY OBLIGATIONS - 0.13% (Cost $273)
Fannie Mae Notes, 3.15%, Due 12/27/2027 B N	300	295

U.S. TREASURY OBLIGATIONS - 22.82%
U.S. Treasury Inflation Protected Securities - 3.03%
1.625%, Due 1/15/2015 L	125	124
0.125%, Due 7/15/2022 L P	1,553	1,537
0.125%, Due 7/15/2024 L	1,804	1,758
2.375%, Due 1/15/2025 L P	1,174	1,394
2.00%, Due 1/15/2026 L P	60	69
2.375%, Due 1/15/2027 L	449	541
3.875%, Due 4/15/2029 L P	489	705
0.625%, Due 2/15/2043 L	971	895

		7,023

U.S. Treasury Floating Rate Note - 1.92%
0.090%, Due 7/31/2016 B	4,450	4,450

U.S. Treasury Notes/Bonds - 17.87%
1.50%, Due 2/28/2019	60	60
1.25%, Due 4/30/2019	60	60
1.625%, Due 7/31/2019	20,200	20,364
1.875%, Due 6/30/2020 P	3,000	3,036
3.625%, Due 2/15/2021	3,000	3,324
2.50%, Due 5/15/2024 P	12,100	12,441
3.125%, Due 8/15/2044	2,000	2,082

		41,367

Total U.S. Treasury Obligations (Cost $52,579)		52,840

	Shares
SHORT-TERM INVESTMENTS - 5.02%
Short-Term Investments - 4.72%
JPMorgan U.S. Government Money Market Fund, Capital Class	10,922,593	10,923

	Par Amount O
	(000’s)
Repurchase Agreements - 0.17%
JP Morgan Chase & Co. , 0.17%, Due 12/1/2014	$400	400
U.S. Treasury Bills - 0.13%
U.S. Treasury Bill , 0.042%, Due 4/16/2015	300	300

Total Short-Term Investments (Cost 11,623)		11,623

TOTAL INVESTMENTS - 108.47% (Cost $250,844)		251,110

PURCHASED OPTIONS – 2.01% (Cost $5,377)	$4,660
WRITTEN OPTIONS - (1.75%) (Cost $4,019)	(4,012)
LIABILITIES, NET OF OTHER ASSETS - (8.73%)	(20,222)

TOTAL NET ASSETS - 100.00%	$231,536

Percentages are stated as a percent of net assets.

A	Variable rate.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	PLC - Public Limited Company.
D	Non-income producing security.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $27,706 or 11.97% of net assets. The Fund has no right to demand registration of these securities.
F	Term Loan.
G	LLC - Limited Liability Company.
H	LP - Limited Partnership.
I	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the amount of fair valued securities was $300 or 0.13% of Net Assets.
J	PIK - Pay in Kind Security.
K	Par value represents units rather than shares.
L	Inflation-Indexed Note.
M	TBA - To Be Announced
N	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
O	In U.S. dollars unless otherwise stated.
P	This security of a piece thereof is held as segregated collateral for interest rate and credit default swaps.

Top Ten Holdings (% Net Assets)
U.S. Treasury Note/Bond, 1.625%, Due 7/31/2019		8.8
U.S. Treasury Note/Bond, 2.500%, Due 5/15/2024		5.4
Fannie Mae TBA, 4.00%, Due 12/11/2044		3.2
Fannie Mae TBA, 5.50%, Due 10/14/2044		2.4
U.S. Treasury Floating Rate Note, 0.090%, Due 7/31/2016		1.9
Mexican Bonos Desarr, 7.75%, Due 11/13/2042		1.9
Brazil, Nota Do Tesouro Nacional, 10.00%, Due 1/1/2023		1.5
Mexican Bonos Desarr, 8.50%, Due 11/18/2038		1.5
U.S. Treasury Note/Bond, 3.625%, Due 2/15/2021		1.4
Mexican Bonos Desarr, 8.50%, Due 5/31/2029		1.4
Total Fund Holdings	420

Sector Allocation (% Investments)
Foreign Sovereign	26.8
Finance	24.0
U.S. Treasury	23.0
Agency	5.8
Collateralized Mortgage Obligations	5.7
Service	5.5
Short-Term Investments	5.9
Manufacturing	4.0
Asset-Backed Securities	4.3
Energy	1.7
Telecom	1.4
Consumer	0.7
Utilities	0.6
Agency	5.8
Transportation	0.3

Futures Contracts Open on November 30, 2014:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
10-Year Japanese Bond December Futures	Short	4	December, 2014	$(4,951,884)	$(37,975)
Canadian 10-Year Bond March Futures	Short	14	March, 2015	(1,685,654)	(22,887)
Euro 3-Month EURIBOR December Futures	Long	32	December, 2015	9,945,935	19,909
Euro 3-Month EURIBOR December Futures	Short	32	December, 2016	(9,935,981)	(36,831)
Euro BOBL December Futures	Short	3	December, 2014	(478,744)	(3,061)
Euro BTP December Futures	Short	7	December, 2014	(1,167,327)	(41,460)
Euro BUND December Futures	Short	22	December, 2014	(4,184,206)	(54,164)
Euro BUND December Futures	Short	74	December, 2014	(14,074,148)	(321,606)
Euro OAT December Futures	Short	5	December, 2014	(915,991)	(13,426)
Euro OAT December Futures	Short	44	December, 2014	(8,060,722)	(232,835)
Euro SCHATZ December Futures	Short	80	December, 2014	(11,038,430)	995
Long GILT March Futures	Long	3	March, 2015	551,498	(1,220)
U.S. Long Bond March Futures	Short	1	March, 2015	(142,625)	(1,094)
U.S. Treasury 10-Year Note March Futures	Short	72	March, 2015	(9,147,375)	(26,438)
U.S. Treasury 10-Year Note March Futures	Long	68	March, 2015	8,639,187	71,582
U.S. Treasury 5-Year Note March Futures	Short	75	March, 2015	(8,961,914)	(27,016)
U.S. Ultra Bond March Futures	Short	8	March, 2015	(1,286,500)	(12,750)
U.S. Ultra Bond March Futures	Short	24	March, 2015	(3,859,500)	(73,408)

				$(60,754,381)	$(813,685)

Centrally cleared Swap Agreements Outstanding on November 30, 2014:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month USD-LIBOR	0.2318	7/3/2016	USD	2,599	$—	$(7,454)	$(7,454)
Receive	3-Month USD-LIBOR	0.2321	7/7/2016	USD	2,595	—	(8,027)	(8,027)
Pay	3-Month USD-LIBOR	1.0000	7/11/2016	USD	3,553	—	(8,665)	(8,665)
Receive	3-Month USD-LIBOR	1.0000	7/22/2016	USD	2,679	—	(4,966)	(4,966)
Receive	3-Month USD-LIBOR	1.0000	7/22/2016	USD	2,679	—	(5,670)	(5,670)
Receive	6-Month JPY-LIBOR	0.3325	8/22/2016	JPY	166,139	—	4,186	4,186
Pay	3-Month USD-LIBOR	1.0000	12/17/2016	USD	3,000	267	(16,958)	(16,691)
Receive	3-Month AUD-BBSW	3.5000	3/16/2017	AUD	36,300	2,635	237,042	239,677
Receive	6-Month GBP-LIBOR	1.5112	4/7/2017	GBP	2,389	—	31,464	31,464
Receive	6-Month GBP-LIBOR	1.4650	4/7/2017	GBP	5,041	—	59,188	59,188
Pay	3-Month USD-LIBOR	0.2306	7/15/2017	USD	12,100	2,238	(36,232)	(33,994)
Receive	3-Month AUD-BBSW	3.2500	9/21/2017	AUD	26,400	5,375	100,134	105,509
Receive	3-Month USD-LIBOR	1.0000	9/23/2017	USD	1,801	—	(17,101)	(17,101)
Receive	3-Month USD-LIBOR	2.2700	10/3/2017	USD	11,020	—	58,703	58,703
Receive	6-Month GBP-LIBOR	2.2200	10/3/2017	GBP	11,325	—	119,258	119,258
Pay	3-Month USD-LIBOR	1.0000	12/17/2017	USD	22,600	(48,487)	(209,654)	(258,141)
Receive	6-Month EUR-EURIBOR	1.3120	4/11/2018	EUR	9,025	—	101,490	101,490
Receive	3-Month AUD-BBSW	4.0000	6/18/2018	AUD	31,900	(44,540)	645,915	601,375
Pay	6-Month GBP-LIBOR	1.0000	8/5/2018	GBP	1,818	—	(53,320)	(53,320)
Receive	3-Month USD-LIBOR	2.3775	8/8/2018	USD	904	—	8,235	8,235
Receive	3-Month USD-LIBOR	2.3813	8/8/2018	USD	2,709	—	24,869	24,869
Receive	6-Month GBP-LIBOR	1.0000	8/8/2018	GBP	1,834	—	(52,457)	(52,457)
Receive	3-Month USD-LIBOR	2.4020	8/8/2018	USD	1,797	—	17,222	17,222
Receive	6-Month GBP-LIBOR	1.0000	8/11/2018	GBP	1,786	—	(48,663)	(48,663)
Receive	6-Month GBP-LIBOR	1.0000	8/15/2018	GBP	1,749	—	(39,716)	(39,716)
Receive	3-Month USD-LIBOR	2.3420	8/15/2018	USD	2,656	—	21,760	21,760
Receive	3-Month USD-LIBOR	2.2550	8/18/2018	USD	2,644	—	16,902	16,902
Receive	3-Month USD-LIBOR	2.2625	8/19/2018	USD	2,677	—	17,434	17,434
Receive	6-Month GBP-LIBOR	1.0000	8/20/2018	GBP	881	—	(20,083)	(20,083)
Receive	3-Month USD-LIBOR	2.2950	8/22/2018	USD	1,311	—	9,252	9,252
Receive	6-Month JPY-LIBOR	1.0000	8/22/2018	JPY	335,681	—	(23,331)	(23,331)
Pay	6-Month GBP-LIBOR	1.0000	8/26/2018	GBP	1,809	—	(39,006)	(39,006)
Receive	3-Month USD-LIBOR	2.3563	8/30/2018	USD	2,707	—	21,637	21,637
Receive	3-Month USD-LIBOR	1.0000	10/3/2018	USD	5,662	—	(60,207)	(60,207)
Receive	6-Month GBP-LIBOR	1.0000	10/3/2018	GBP	5,957	—	(123,011)	(123,011)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month USD-LIBOR	2.9300	12/19/2018	USD	2,721	$—	$43,069	$43,069
Receive	3-Month AUD-BBSW	3.2500	12/20/2018	AUD	13,700	8,502	14,743	23,245
Receive	3-Month USD-LIBOR	2.9700	12/20/2018	USD	1,752	—	29,035	29,035
Receive	3-Month USD-LIBOR	2.9800	12/20/2018	USD	1,720	—	28,827	28,827
Receive	3-Month USD-LIBOR	3.1050	12/23/2018	USD	1,757	—	33,538	33,538
Receive	3-Month USD-LIBOR	3.1250	12/23/2018	USD	1,745	—	33,980	33,980
Receive	3-Month USD-LIBOR	3.1250	12/23/2018	USD	1,745	—	33,980	33,980
Receive	3-Month USD-LIBOR	3.1063	12/28/2018	USD	1,873	—	35,528	35,528
Receive	3-Month USD-LIBOR	0.2356	2/26/2019	USD	972	—	(8,129)	(8,129)
Pay	3-Month USD-LIBOR	1.0000	3/9/2019	USD	975	—	(11,557)	(11,557)
Receive	6-Month EUR-EURIBOR	1.6400	3/27/2019	EUR	1,817	—	52,304	52,304
Receive	6-Month EUR-EURIBOR	1.5670	4/3/2019	EUR	885	—	23,798	23,798
Receive	6-Month GBP-LIBOR	2.9675	6/16/2019	GBP	443	—	14,120	14,120
Receive	6-Month AUD-BBSW	4.0000	6/18/2019	AUD	100	1,030	2,875	3,905
Receive	3-Month USD-LIBOR	1.9900	7/3/2019	USD	1,504	—	31,351	31,351
Receive	3-Month USD-LIBOR	2.0215	7/7/2019	USD	1,501	—	33,284	33,284
Receive	3-Month USD-LIBOR	1.9465	7/11/2019	USD	2,061	—	38,682	38,682
Receive	3-Month USD-LIBOR	1.8950	7/22/2019	USD	1,542	—	25,050	25,050
Receive	3-Month USD-LIBOR	1.9257	7/22/2019	USD	1,542	—	27,189	27,189
Receive	3-Month USD-LIBOR	2.8430	8/14/2019	USD	1,820	—	15,619	15,619
Receive	3-Month USD-LIBOR	2.7500	8/21/2019	USD	1,818	—	12,145	12,145
Receive	6-Month GBP-LIBOR	1.0000	10/7/2019	GBP	4,072	—	(59,321)	(59,321)
Receive	6-Month GBP-LIBOR	1.0000	10/7/2019	GBP	1,928	—	(31,832)	(31,832)
Receive	3-Month USD-LIBOR	2.7700	10/10/2019	USD	2,358	—	14,418	14,418
Receive	3-Month USD-LIBOR	2.6900	10/16/2019	USD	1,596	—	7,175	7,175
Receive	6-Month GBP-LIBOR	1.9920	11/9/2019	GBP	870	—	17,223	17,223
Receive	6-Month GBP-LIBOR	1.9400	11/10/2019	GBP	435	—	7,217	7,217
Pay	3-Month USD-LIBOR	1.0000	12/17/2019	USD	5,500	(53,982)	(108,222)	(162,204)
Pay	6-Month EUR-EURIBOR	1.0000	4/11/2020	EUR	5,076	—	(215,679)	(215,679)
Receive	6-Month GBP-LIBOR	3.0250	5/14/2020	GBP	887	—	41,015	41,015
Receive	6-Month GBP-LIBOR	3.0500	5/15/2020	GBP	1,773	—	84,008	84,008
Receive	6-Month GBP-LIBOR	3.1300	5/21/2020	GBP	947	—	28,380	28,380
Receive	6-Month GBP-LIBOR	3.1500	5/22/2020	GBP	1,871	—	57,138	57,138
Receive	6-Month GBP-LIBOR	3.0300	5/29/2020	GBP	893	—	24,015	24,015
Receive	6-Month EUR-EURIBOR	1.0000	6/5/2020	EUR	1,421	—	(51,458)	(51,458)
Receive	6-Month EUR-EURIBOR	1.0000	6/9/2020	EUR	704	—	(25,579)	(25,579)
Receive	6-Month GBP-LIBOR	3.2000	6/14/2020	GBP	470	—	14,860	14,860
Receive	6-Month GBP-LIBOR	3.1730	6/18/2020	GBP	1,070	—	32,910	32,910
Receive	6-Month GBP-LIBOR	3.2150	6/20/2020	GBP	463	—	14,828	14,828
Receive	6-Month GBP-LIBOR	3.1490	6/25/2020	GBP	783	—	23,429	23,429
Receive	6-Month GBP-LIBOR	3.0750	6/27/2020	GBP	584	—	16,215	16,215
Receive	6-Month GBP-LIBOR	3.1030	7/9/2020	GBP	384	—	10,888	10,888
Receive	6-Month GBP-LIBOR	3.0450	7/10/2020	GBP	575	—	15,316	15,316
Receive	6-Month GBP-LIBOR	2.5762	8/5/2020	GBP	726	—	47,706	47,706
Receive	6-Month GBP-LIBOR	2.5760	8/5/2020	GBP	736	—	48,349	48,349
Receive	6-Month GBP-LIBOR	2.5700	8/6/2020	GBP	735	—	47,868	47,868
Receive	6-Month GBP-LIBOR	2.5348	8/6/2020	GBP	1,469	—	91,852	91,852
Receive	6-Month GBP-LIBOR	2.5310	8/7/2020	GBP	743	—	46,203	46,203
Receive	6-Month GBP-LIBOR	2.5280	8/7/2020	GBP	743	—	46,035	46,035
Receive	6-Month GBP-LIBOR	2.4555	8/10/2020	GBP	379	(11,076)	32,388	21,312
Receive	3-Month USD-LIBOR	2.3040	8/19/2020	USD	1,008	—	15,396	15,396
Receive	3-Month USD-LIBOR	2.2960	8/20/2020	USD	1,005	—	14,895	14,895
Receive	3-Month USD-LIBOR	2.2912	8/21/2020	USD	1,005	—	14,606	14,606
Receive	6-Month JPY-LIBOR	1.1200	8/22/2020	JPY	169,543	—	19,167	19,167
Receive	3-Month USD-LIBOR	2.6030	9/23/2020	USD	2,260	—	61,561	61,561
Receive	3-Month USD-LIBOR	4.0900	11/26/2020	USD	4,271	—	105,871	105,871
Receive	3-Month USD-LIBOR	4.0600	11/27/2020	USD	2,095	—	50,687	50,687
Receive	3-Month USD-LIBOR	4.0610	11/27/2020	USD	1,922	—	46,535	46,535
Receive	3-Month USD-LIBOR	4.1100	11/27/2020	USD	2,920	—	73,324	73,324
Receive	3-Month USD-LIBOR	4.1075	11/29/2020	USD	1,915	—	48,003	48,003
Receive	3-Month USD-LIBOR	4.0570	11/29/2020	USD	1,915	—	46,230	46,230
Receive	3-Month USD-LIBOR	4.0620	11/29/2020	USD	1,915	—	46,403	46,403
Receive	3-Month USD-LIBOR	4.1225	12/3/2020	USD	1,816	—	45,872	45,872
Receive	6-Month EUR-EURIBOR	1.0000	3/25/2021	EUR	3,772	—	(140,306)	(140,306)
Receive	6-Month EUR-EURIBOR	1.0000	4/3/2021	EUR	1,832	—	(64,519)	(64,519)
Receive	6-Month JPY-LIBOR	0.9200	5/13/2021	JPY	348,425	—	20,168	20,168

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month JPY-LIBOR	0.8800	5/20/2021	JPY	345,408	$—	$17,415	$17,415
Receive	1-Month MXN-TIIE	5.6100	7/7/2021	MXN	11,000	(4,297)	15,377	11,080
Receive	6-Month JPY-LIBOR	0.6925	8/19/2021	JPY	353,217	—	3,764	3,764
Pay	6-Month EUR-EURIBOR	1.0000	9/4/2021	EUR	2,126	—	(21,945)	(21,945)
Receive	6-Month EUR-EURIBOR	1.0000	9/5/2021	EUR	1,428	—	(15,136)	(15,136)
Receive	6-Month EUR-EURIBOR	1.0000	9/17/2021	EUR	2,269	—	(31,930)	(31,930)
Receive	6-Month EUR-EURIBOR	1.0000	9/18/2021	EUR	2,230	—	(28,972)	(28,972)
Receive	3-Month USD-LIBOR	1.0000	9/22/2021	USD	4,575	—	(167,908)	(167,908)
Receive	3-Month USD-LIBOR	1.0000	10/10/2021	USD	5,705	—	(24,776)	(24,776)
Receive	1-Month MXN-TIIE	5.6300	10/11/2021	MXN	1,200	424	650	1,074
Pay	3-Month USD-LIBOR	1.0000	10/15/2021	USD	3,975	—	(14,197)	(14,197)
Receive	1-Month MXN-TIIE	5.6600	11/5/2021	MXN	8,700	—	8,511	8,511
Receive	6-Month GBP-LIBOR	1.0000	11/7/2021	GBP	3,723	—	(33,976)	(33,976)
Receive	1-Month MXN-TIIE	5.6600	11/9/2021	MXN	2,000	—	1,941	1,941
Receive	1-Month MXN-TIIE	5.5800	11/10/2021	MXN	4,700	—	2,880	2,880
Receive	6-Month GBP-LIBOR	1.0000	11/11/2021	GBP	1,859	—	(14,882)	(14,882)
Pay	3-Month USD-LIBOR	1.0000	12/17/2021	USD	8,600	(193,221)	(82,919)	(276,140)
Receive	3-Month USD-LIBOR	1.0000	2/11/2022	USD	1,295	—	(15,333)	(15,333)
Receive	6-Month EUR-EURIBOR	1.0000	3/26/2022	EUR	2,495	—	(138,914)	(138,914)
Receive	6-Month EUR-EURIBOR	1.0000	3/26/2022	EUR	2,535	—	(140,249)	(140,249)
Receive	6-Month GBP-LIBOR	1.0000	5/13/2022	GBP	4,081	—	(123,381)	(123,381)
Receive	6-Month GBP-LIBOR	1.0000	5/14/2022	GBP	2,034	—	(60,746)	(60,746)
Receive	6-Month GBP-LIBOR	3.8025	9/13/2022	GBP	294	—	33,436	33,436
Receive	6-Month GBP-LIBOR	3.5463	10/7/2022	GBP	741	—	69,864	69,864
Receive	3-Month USD-LIBOR	4.1650	12/11/2022	USD	769	—	48,119	48,119
Receive	3-Month USD-LIBOR	4.1410	12/12/2022	USD	1,153	—	70,837	70,837
Receive	6-Month EUR-EURIBOR	0.3010	2/10/2023	EUR	1,375	—	(148,701)	(148,701)
Receive	6-Month EUR-EURIBOR	0.3010	2/10/2023	EUR	232	—	(24,926)	(24,926)
Pay	6-Month EUR-EURIBOR	0.3040	2/11/2023	EUR	232	—	(24,364)	(24,364)
Receive	6-Month EUR-EURIBOR	2.9400	3/25/2023	EUR	1,976	—	72,360	72,360
Receive	6-Month EUR-EURIBOR	2.8690	4/6/2023	EUR	961	—	33,234	33,234
Receive	6-Month JPY-LIBOR	1.0000	5/12/2023	JPY	709,679	—	(52,140)	(52,140)
Receive	6-Month JPY-LIBOR	1.0000	5/20/2023	JPY	700,224	—	(45,608)	(45,608)
Receive	6-Month GBP-LIBOR	3.3140	5/21/2023	GBP	538	—	37,281	37,281
Receive	6-Month JPY-LIBOR	1.0000	8/19/2023	JPY	713,949	—	(16,785)	(16,785)
Receive	6-Month EUR-EURIBOR	2.2100	9/17/2023	EUR	3,786	—	59,695	59,695
Receive	6-Month EUR-EURIBOR	2.1600	9/18/2023	EUR	3,715	—	53,797	53,797
Pay	6-Month NOK-NIBOR	1.0000	9/25/2023	NOK	3,182	—	(35,867)	(35,867)
Receive	6-Month EUR-EURIBOR	3.6250	9/25/2023	SEK	3,357	—	39,198	39,198
Receive	3-Month USD-LIBOR	3.3367	10/10/2023	USD	3,021	—	11,629	11,629
Receive	3-Month USD-LIBOR	3.3200	10/14/2023	USD	2,109	—	7,541	7,541
Pay	6-Month GBP-LIBOR	1.0000	10/15/2023	GBP	554	—	(56,667)	(56,667)
Receive	3-Month USD-LIBOR	1.0000	11/26/2023	USD	5,080	—	(132,382)	(132,382)
Pay	3-Month USD-LIBOR	0.2344	12/18/2023	USD	2,000	(31,674)	(96,447)	(128,121)
Receive	6-Month GBP-LIBOR	1.0000	1/10/2024	GBP	273	—	(27,576)	(27,576)
Receive	3-Month USD-LIBOR	0.2336	2/29/2024	USD	653	—	(36,657)	(36,657)
Pay	3-Month USD-LIBOR	1.0000	3/9/2024	USD	721	—	(49,514)	(49,514)
Receive	6-Month EUR-EURIBOR	1.0000	3/28/2024	EUR	1,591	—	(136,520)	(136,520)
Receive	6-Month EUR-EURIBOR	2.3340	4/11/2024	EUR	910	—	99,380	99,380
Receive	3-Month USD-LIBOR	3.9700	5/1/2024	USD	1,315	—	55,525	55,525
Receive	6-Month GBP-LIBOR	1.0000	5/22/2024	GBP	2,111	—	(59,319)	(59,319)
Receive	6-Month GBP-LIBOR	1.0000	5/22/2024	GBP	1,057	—	(29,695)	(29,695)
Pay	6-Month GBP-LIBOR	1.0000	5/23/2024	GBP	533	—	(14,820)	(14,820)
Receive	6-Month GBP-LIBOR	1.0000	5/23/2024	GBP	1,072	—	(29,880)	(29,880)
Receive	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	968	—	(24,524)	(24,524)
Receive	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	840	—	(20,981)	(20,981)
Receive	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	525	—	(13,042)	(13,042)
Receive	6-Month GBP-LIBOR	1.0000	6/3/2024	GBP	1,053	—	(29,058)	(29,058)
Receive	6-Month GBP-LIBOR	3.5500	6/5/2024	GBP	148	—	10,979	10,979
Receive	6-Month EUR-EURIBOR	2.8250	6/6/2024	EUR	958	—	25,154	25,154
Receive	6-Month GBP-LIBOR	1.0000	6/13/2024	GBP	877	—	(24,013)	(24,013)
Receive	6-Month GBP-LIBOR	1.0000	6/13/2024	GBP	631	—	(16,779)	(16,779)
Receive	6-Month GBP-LIBOR	1.0000	6/16/2024	GBP	430	—	(11,484)	(11,484)
Receive	6-Month EUR-EURIBOR	2.8925	6/17/2024	EUR	591	—	16,362	16,362
Pay	3-Month USD-LIBOR	0.2344	6/18/2024	USD	9,900	(122,033)	(501,366)	(623,399)
Pay	6-Month AUD-BBSW	2.7200	6/18/2024	AUD	9,400	(89,263)	(789,572)	(878,835)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month GBP-LIBOR	1.0000	6/18/2024	GBP	1,817	$—	$(50,349)	$(50,349)
Receive	6-Month GBP-LIBOR	3.5120	6/19/2024	GBP	211	—	15,033	15,033
Pay	6-Month GBP-LIBOR	1.0000	6/20/2024	GBP	788	—	(22,187)	(22,187)
Receive	6-Month GBP-LIBOR	3.5320	6/20/2024	GBP	211	—	15,320	15,320
Receive	6-Month GBP-LIBOR	1.0000	6/20/2024	GBP	588	—	(15,201)	(15,201)
Receive	6-Month GBP-LIBOR	1.0000	6/20/2024	GBP	1,086	—	(29,143)	(29,143)
Receive	6-Month EUR-EURIBOR	2.8840	6/20/2024	EUR	972	—	26,684	26,684
Receive	6-Month EUR-EURIBOR	2.8060	6/23/2024	EUR	581	—	14,861	14,861
Receive	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	885	—	(23,391)	(23,391)
Receive	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	317	—	(7,920)	(7,920)
Receive	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	660	—	(16,415)	(16,415)
Receive	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	443	—	(11,894)	(11,894)
Receive	3-Month USD-LIBOR	0.2318	7/3/2024	USD	581	—	(36,926)	(36,926)
Receive	3-Month USD-LIBOR	0.2321	7/7/2024	USD	580	—	(37,865)	(37,865)
Pay	3-Month USD-LIBOR	1.0000	7/11/2024	USD	796	—	(46,373)	(46,373)
Receive	6-Month GBP-LIBOR	1.0000	7/11/2024	GBP	968	—	(22,193)	(22,193)
Receive	6-Month GBP-LIBOR	1.0000	7/11/2024	GBP	650	—	(16,388)	(16,388)
Receive	3-Month USD-LIBOR	1.0000	7/22/2024	USD	597	—	(32,050)	(32,050)
Receive	3-Month USD-LIBOR	1.0000	7/22/2024	USD	597	—	(31,972)	(31,972)
Receive	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	637	—	(12,109)	(12,109)
Receive	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	636	—	(11,682)	(11,682)
Receive	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	637	—	(10,150)	(10,150)
Receive	3-Month USD-LIBOR	1.0000	8/13/2024	USD	934	—	(19,710)	(19,710)
Receive	3-Month USD-LIBOR	1.0000	8/20/2024	USD	929	—	(15,362)	(15,362)
Receive	6-Month EUR-EURIBOR	2.0690	9/4/2024	EUR	1,483	—	22,182	22,182
Receive	6-Month EUR-EURIBOR	2.0790	9/6/2024	EUR	989	—	15,157	15,157
Receive	6-Month GBP-LIBOR	1.0000	9/16/2024	GBP	410	—	(19,153)	(19,153)
Receive	6-Month GBP-LIBOR	1.0000	9/17/2024	GBP	816	—	(39,157)	(39,157)
Receive	3-Month USD-LIBOR	3.5910	9/18/2024	USD	598	—	14,108	14,108
Receive	3-Month USD-LIBOR	3.6330	9/19/2024	USD	1,010	—	25,646	25,646
Receive	6-Month GBP-LIBOR	1.0000	9/26/2024	GBP	597	—	(22,921)	(22,921)
Receive	6-Month GBP-LIBOR	1.0000	10/7/2024	GBP	627	—	(17,804)	(17,804)
Pay	6-Month GBP-LIBOR	1.0000	10/10/2024	GBP	642	—	(6,321)	(6,321)
Receive	6-Month EUR-EURIBOR	2.1930	10/10/2024	EUR	789	—	7,606	7,606
Pay	6-Month AUD-BBSW	2.7650	10/21/2024	AUD	400	—	(12,767)	(12,767)
Pay	3-Month USD-LIBOR	0.2321	10/22/2024	USD	4,000	—	(125,040)	(125,040)
Receive	6-Month GBP-LIBOR	2.8850	10/24/2024	GBP	618	—	15,392	15,392
Receive	3-Month USD-LIBOR	3.3500	10/27/2024	USD	5,532	—	26,127	26,127
Receive	3-Month USD-LIBOR	3.2375	10/27/2024	USD	622	—	4,932	4,932
Receive	3-Month USD-LIBOR	3.2367	10/27/2024	USD	592	—	4,675	4,675
Receive	6-Month GBP-LIBOR	2.9090	10/28/2024	GBP	619	—	16,385	16,385
Receive	3-Month USD-LIBOR	3.4100	10/31/2024	USD	2,355	—	14,794	14,794
Receive	3-Month USD-LIBOR	3.2925	10/31/2024	USD	617	—	6,413	6,413
Receive	3-Month USD-LIBOR	3.3000	10/31/2024	USD	617	—	6,610	6,610
Receive	3-Month USD-LIBOR	3.3150	10/31/2024	USD	623	—	7,073	7,073
Receive	3-Month USD-LIBOR	3.2250	11/3/2024	USD	637	—	4,651	4,651
Receive	3-Month USD-LIBOR	3.2700	11/3/2024	USD	313	—	2,887	2,887
Receive	3-Month USD-LIBOR	3.3200	11/3/2024	USD	1,726	—	6,798	6,798
Receive	3-Month USD-LIBOR	3.3200	11/3/2024	USD	3,505	—	13,803	13,803
Receive	3-Month USD-LIBOR	3.2500	11/4/2024	USD	623	—	5,217	5,217
Receive	3-Month USD-LIBOR	3.3250	11/4/2024	USD	896	—	10,366	10,366
Receive	3-Month USD-LIBOR	3.3900	11/4/2024	USD	1,739	—	9,851	9,851
Receive	3-Month USD-LIBOR	3.3000	11/5/2024	USD	642	—	6,729	6,729
Receive	3-Month USD-LIBOR	3.2750	11/6/2024	USD	637	—	5,994	5,994
Receive	3-Month USD-LIBOR	3.2800	11/6/2024	USD	657	—	6,317	6,317
Receive	3-Month USD-LIBOR	3.3900	11/8/2024	USD	3,763	—	21,238	21,238
Receive	6-Month GBP-LIBOR	2.9400	11/8/2024	GBP	930	—	11,039	11,039
Receive	6-Month GBP-LIBOR	2.9000	11/10/2024	GBP	463	—	4,743	4,743
Receive	3-Month USD-LIBOR	3.3125	11/12/2024	USD	807	—	8,812	8,812
Receive	3-Month USD-LIBOR	3.3200	11/12/2024	USD	634	—	7,124	7,124
Receive	3-Month USD-LIBOR	3.2600	11/14/2024	USD	1,346	—	11,662	11,662
Pay	6-Month AUD-BBSW	1.0000	12/17/2024	AUD	2,600	(7,667)	(45,802)	(53,469)
Pay	3-Month USD-LIBOR	1.0000	12/17/2024	USD	1,300	(16,603)	(65,409)	(82,012)
Receive	3-Month AUD-BBSW	1.2500	3/18/2025	EUR	3,800	88,486	42,732	131,218
Pay	6-Month GBP-LIBOR	1.0000	8/5/2025	GBP	472	—	(55,671)	(55,671)
Pay	6-Month GBP-LIBOR	1.0000	8/5/2025	GBP	463	—	(54,610)	(54,610)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month GBP-LIBOR	1.0000	8/6/2025	GBP	940	$—	$(103,772)	$(103,772)
Receive	6-Month GBP-LIBOR	1.0000	8/6/2025	GBP	470	—	(54,972)	(54,972)
Receive	6-Month GBP-LIBOR	1.0000	8/7/2025	GBP	479	—	(51,887)	(51,887)
Receive	6-Month GBP-LIBOR	1.0000	8/7/2025	GBP	479	—	(52,229)	(52,229)
Receive	6-Month GBP-LIBOR	1.0000	8/10/2025	GBP	250	—	(24,338)	(24,338)
Receive	6-Month GBP-LIBOR	1.0000	8/17/2025	GBP	383	—	(37,620)	(37,620)
Receive	6-Month GBP-LIBOR	1.0000	8/18/2025	GBP	384	—	(36,156)	(36,156)
Pay	6-Month GBP-LIBOR	1.0000	8/19/2025	GBP	383	—	(34,871)	(34,871)
Receive	3-Month USD-LIBOR	1.0000	9/23/2025	USD	1,222	—	(64,378)	(64,378)
Receive	3-Month USD-LIBOR	4.5000	10/29/2025	USD	674	—	28,742	28,742
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	372	—	15,863	15,863
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	372	—	15,863	15,863
Receive	3-Month USD-LIBOR	4.4750	11/1/2025	USD	674	—	28,141	28,141
Receive	3-Month USD-LIBOR	4.5700	11/5/2025	USD	777	—	34,771	34,771
Receive	3-Month USD-LIBOR	4.8200	11/15/2025	USD	784	—	41,427	41,427
Receive	6-Month EUR-EURIBOR	2.9200	3/26/2026	EUR	2,262	—	273,030	273,030
Receive	6-Month EUR-EURIBOR	2.9180	3/26/2026	EUR	2,297	—	276,870	276,870
Receive	6-Month JPY-LIBOR	1.8640	5/12/2026	JPY	243,762	—	31,797	31,797
Receive	6-Month JPY-LIBOR	1.8190	5/22/2026	JPY	241,248	—	28,377	28,377
Receive	3-Month USD-LIBOR	3.4750	6/20/2026	USD	634	—	40,310	40,310
Receive	6-Month JPY-LIBOR	1.6210	8/21/2026	JPY	244,587	—	13,612	13,612
Pay	3-Month USD-LIBOR	1.0000	10/28/2026	USD	12,854	—	(42,393)	(42,393)
Receive	3-Month USD-LIBOR	1.0000	10/31/2026	USD	5,530	—	(22,879)	(22,879)
Receive	3-Month USD-LIBOR	1.0000	11/4/2026	USD	8,786	—	(22,380)	(22,380)
Receive	3-Month USD-LIBOR	1.0000	11/4/2026	USD	4,321	—	(11,213)	(11,213)
Receive	3-Month USD-LIBOR	1.0000	11/4/2026	USD	4,348	—	(16,746)	(16,746)
Receive	3-Month USD-LIBOR	1.0000	11/7/2026	USD	9,395	—	(35,404)	(35,404)
Receive	6-Month EUR-EURIBOR	2.3287	11/11/2026	EUR	7,406	—	45,278	45,278
Receive	3-Month USD-LIBOR	1.0000	12/19/2026	USD	688	—	(81,481)	(81,481)
Receive	3-Month USD-LIBOR	1.0000	12/20/2026	USD	459	—	(54,051)	(54,051)
Receive	3-Month USD-LIBOR	1.0000	12/20/2026	USD	423	—	(50,990)	(50,990)
Receive	3-Month USD-LIBOR	1.0000	12/23/2026	USD	454	—	(56,560)	(56,560)
Receive	3-Month USD-LIBOR	1.0000	12/23/2026	USD	454	—	(56,560)	(56,560)
Receive	3-Month USD-LIBOR	1.0000	12/23/2026	USD	460	—	(56,504)	(56,504)
Receive	3-Month USD-LIBOR	1.0000	12/28/2026	USD	468	—	(56,817)	(56,817)
Pay	6-Month GBP-LIBOR	1.0000	8/5/2027	GBP	850	—	(41,021)	(41,021)
Pay	6-Month GBP-LIBOR	1.0000	8/26/2027	GBP	880	—	(29,388)	(29,388)
Receive	6-Month GBP-LIBOR	1.0000	9/13/2028	GBP	611	—	(54,130)	(54,130)
Receive	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	525	—	(39,766)	(39,766)
Receive	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	949	—	(72,357)	(72,357)
Receive	3-Month USD-LIBOR	1.0000	10/31/2028	USD	3,423	—	(89,494)	(89,494)
Receive	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,976	—	(52,023)	(52,023)
Receive	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,976	—	(52,023)	(52,023)
Receive	3-Month USD-LIBOR	1.0000	11/3/2028	USD	3,446	—	(88,782)	(88,782)
Pay	3-Month USD-LIBOR	1.0000	11/5/2028	USD	4,038	—	(108,442)	(108,442)
Receive	3-Month USD-LIBOR	1.0000	11/14/2028	USD	4,000	—	(128,061)	(128,061)
Receive	3-Month USD-LIBOR	1.0000	11/27/2028	USD	542	—	(62,879)	(62,879)
Receive	3-Month USD-LIBOR	1.0000	11/27/2028	USD	492	—	(57,380)	(57,380)
Receive	3-Month USD-LIBOR	1.0000	11/27/2028	USD	745	—	(89,215)	(89,215)
Receive	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(57,457)	(57,457)
Receive	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(59,017)	(59,017)
Receive	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(57,628)	(57,628)
Pay	3-Month USD-LIBOR	1.0000	12/3/2028	USD	454	—	(54,619)	(54,619)
Receive	6-Month GBP-LIBOR	4.0000	3/23/2029	GBP	1,340	—	54,818	54,818
Receive	6-Month EUR-EURIBOR	1.0000	3/26/2029	EUR	827	—	(132,485)	(132,485)
Receive	6-Month EUR-EURIBOR	1.0000	3/26/2029	EUR	841	—	(141,402)	(141,402)
Receive	3-Month USD-LIBOR	1.0000	4/27/2029	USD	5,109	—	(93,559)	(93,559)
Receive	3-Month USD-LIBOR	1.0000	5/1/2029	USD	1,052	—	(35,330)	(35,330)
Receive	3-Month USD-LIBOR	1.0000	5/1/2029	USD	1,256	—	(42,737)	(42,737)
Receive	3-Month USD-LIBOR	1.0000	5/1/2029	USD	1,555	—	(52,923)	(52,923)
Pay	6-Month GBP-LIBOR	1.0000	5/20/2029	GBP	941	—	(55,242)	(55,242)
Pay	6-Month GBP-LIBOR	1.0000	6/5/2029	GBP	471	—	(29,704)	(29,704)
Receive	6-Month GBP-LIBOR	1.0000	6/19/2029	GBP	502	—	(30,480)	(30,480)
Pay	6-Month GBP-LIBOR	1.0000	6/20/2029	GBP	502	—	(30,495)	(30,495)
Receive	6-Month GBP-LIBOR	1.0000	8/12/2029	GBP	216	—	(18,855)	(18,855)
Receive	3-Month USD-LIBOR	3.6700	8/13/2029	USD	265	—	10,266	10,266

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month EUR-EURIBOR	1.0000	9/17/2029	EUR	2,910	$—	$(50,024)	$(50,024)
Receive	6-Month EUR-EURIBOR	1.0000	9/18/2029	EUR	2,817	—	(46,900)	(46,900)
Receive	1-Month MXN-TIIE	6.7100	9/20/2029	MXN	2,500	1,247	4,330	5,577
Pay	6-Month GBP-LIBOR	1.0000	10/24/2029	GBP	892	—	(18,005)	(18,005)
Pay	3-Month USD-LIBOR	1.0000	10/27/2029	USD	1,676	—	(10,747)	(10,747)
Pay	3-Month USD-LIBOR	1.0000	10/27/2029	USD	1,830	—	(12,781)	(12,781)
Pay	3-Month USD-LIBOR	1.0000	10/27/2029	USD	1,612	—	(5,667)	(5,667)
Receive	3-Month USD-LIBOR	3.5600	10/27/2029	USD	2,321	—	7,673	7,673
Pay	3-Month USD-LIBOR	1.0000	10/28/2029	USD	394	—	(1,307)	(1,307)
Receive	6-Month GBP-LIBOR	1.0000	10/28/2029	GBP	894	—	(19,362)	(19,362)
Receive	3-Month USD-LIBOR	1.0000	10/31/2029	USD	1,863	—	(16,291)	(16,291)
Receive	3-Month USD-LIBOR	1.0000	10/31/2029	USD	1,824	—	(13,584)	(13,584)
Receive	3-Month USD-LIBOR	1.0000	10/31/2029	USD	1,825	—	(15,475)	(15,475)
Receive	3-Month USD-LIBOR	3.5920	10/31/2029	USD	1,010	—	4,013	4,013
Receive	3-Month USD-LIBOR	1.0000	11/3/2029	USD	1,897	—	(9,212)	(9,212)
Receive	3-Month USD-LIBOR	1.0000	11/3/2029	USD	933	—	(6,054)	(6,054)
Receive	3-Month USD-LIBOR	1.0000	11/4/2029	USD	911	—	(5,499)	(5,499)
Receive	3-Month USD-LIBOR	1.0000	11/4/2029	USD	791	—	(3,273)	(3,273)
Receive	3-Month USD-LIBOR	1.0000	11/4/2029	USD	1,281	—	(7,268)	(7,268)
Receive	3-Month USD-LIBOR	1.0000	11/5/2029	USD	1,896	—	(14,833)	(14,833)
Receive	3-Month USD-LIBOR	1.0000	11/6/2029	USD	969	—	(6,596)	(6,596)
Receive	3-Month USD-LIBOR	1.0000	11/6/2029	USD	935	—	(5,887)	(5,887)
Receive	6-Month EUR-EURIBOR	1.0000	11/11/2029	EUR	10,428	—	(90,518)	(90,518)
Receive	3-Month USD-LIBOR	1.0000	11/12/2029	USD	1,186	—	(8,957)	(8,957)
Receive	3-Month USD-LIBOR	4.4400	11/5/2033	USD	2,026	—	68,153	68,153
Receive	3-Month USD-LIBOR	4.6800	11/14/2033	USD	2,066	—	85,111	85,111
Pay	3-Month USD-LIBOR	1.0000	12/11/2033	USD	629	—	(59,029)	(59,029)
Pay	3-Month USD-LIBOR	1.0000	12/12/2033	USD	946	—	(87,576)	(87,576)
Receive	6-Month GBP-LIBOR	3.8590	3/23/2034	GBP	212	—	19,147	19,147
Receive	3-Month USD-LIBOR	4.1350	5/1/2034	USD	1,292	—	30,681	30,681
Receive	3-Month USD-LIBOR	4.1500	5/1/2034	USD	1,544	—	37,376	37,376
Receive	6-Month EUR-EURIBOR	1.0000	5/27/2034	EUR	171	—	(15,508)	(15,508)
Receive	6-Month EUR-EURIBOR	1.0000	5/30/2034	EUR	331	—	(29,094)	(29,094)
Receive	6-Month EUR-EURIBOR	1.0000	5/30/2034	EUR	331	—	(28,920)	(28,920)
Receive	6-Month EUR-EURIBOR	1.0000	5/30/2034	EUR	333	—	(28,691)	(28,691)
Receive	6-Month GBP-LIBOR	3.8000	6/5/2034	GBP	350	—	17,976	17,976
Receive	6-Month GBP-LIBOR	3.7910	6/19/2034	GBP	302	—	15,383	15,383
Receive	6-Month GBP-LIBOR	3.7800	6/20/2034	GBP	303	—	15,229	15,229
Receive	6-Month GBP-LIBOR	3.4425	8/5/2034	GBP	302	—	40,564	40,564
Receive	6-Month GBP-LIBOR	3.2175	8/27/2034	GBP	310	—	6,268	6,268
Receive	6-Month EUR-EURIBOR	2.6275	9/17/2034	EUR	1,183	—	25,336	25,336
Receive	6-Month EUR-EURIBOR	2.6225	9/18/2034	EUR	1,170	—	24,752	24,752
Receive	3-Month USD-LIBOR	1.0000	9/30/2034	USD	1,036	—	(24,995)	(24,995)
Receive	3-Month USD-LIBOR	1.0000	10/2/2034	USD	1,031	—	(22,280)	(22,280)
Receive	3-Month USD-LIBOR	1.0000	10/10/2034	USD	792	—	(10,847)	(10,847)
Receive	3-Month USD-LIBOR	1.0000	10/10/2034	USD	529	—	(7,947)	(7,947)
Pay	3-Month USD-LIBOR	1.0000	10/24/2034	USD	510	—	(5,170)	(5,170)
Receive	3-Month USD-LIBOR	3.5575	10/27/2034	USD	1,304	—	7,635	7,635
Receive	3-Month USD-LIBOR	3.5380	10/27/2034	USD	1,183	—	6,217	6,217
Receive	3-Month USD-LIBOR	3.5500	10/27/2034	USD	2,242	—	12,608	12,608
Receive	3-Month USD-LIBOR	3.5390	10/29/2034	USD	542	—	2,903	2,903
Receive	3-Month USD-LIBOR	3.5900	10/31/2034	USD	1,345	—	9,390	9,390
Receive	3-Month USD-LIBOR	3.5900	10/31/2034	USD	1,302	—	9,086	9,086
Receive	3-Month USD-LIBOR	3.5475	10/31/2034	USD	1,301	—	7,385	7,385
Receive	3-Month USD-LIBOR	1.0000	10/31/2034	USD	1,017	—	(14,759)	(14,759)
Receive	3-Month USD-LIBOR	3.4906	11/3/2034	USD	1,369	—	5,223	5,223
Receive	3-Month USD-LIBOR	3.5377	11/3/2034	USD	673	—	3,537	3,537
Receive	3-Month USD-LIBOR	3.4845	11/5/2034	USD	2,135	—	7,762	7,762
Receive	3-Month USD-LIBOR	3.5775	11/5/2034	USD	1,084	—	7,033	7,033
Receive	3-Month USD-LIBOR	3.5700	11/5/2034	USD	1,353	—	8,464	8,464
Receive	3-Month USD-LIBOR	3.4795	11/5/2034	USD	4,370	—	15,220	15,220
Receive	3-Month USD-LIBOR	3.5703	11/5/2034	USD	2,157	—	13,515	13,515
Receive	3-Month USD-LIBOR	3.5400	11/7/2034	USD	4,667	—	24,906	24,906
Receive	6-Month EUR-EURIBOR	2.4520	11/11/2034	EUR	3,432	—	43,443	43,443
Receive	3-Month USD-LIBOR	3.5800	11/13/2034	USD	1,336	—	8,772	8,772
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	56,015	—	(6,288)	(6,288)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	54,732	$—	$(7,257)	$(7,257)
Pay	6-Month JPY-LIBOR	1.0000	6/19/2037	JPY	53,144	—	(5,866)	(5,866)
Receive	3-Month USD-LIBOR	4.0885	4/27/2039	USD	4,782	—	278,519	278,519
Pay	6-Month GBP-LIBOR	1.0000	7/28/2039	GBP	653	—	(21,796)	(21,796)
Receive	3-Month USD-LIBOR	3.6190	7/30/2039	USD	1,111	—	9,724	9,724
Receive	6-Month GBP-LIBOR	1.0000	9/15/2039	GBP	502	—	(13,158)	(13,158)
Receive	3-Month USD-LIBOR	3.7350	9/17/2039	USD	933	—	10,982	10,982
Pay	3-Month USD-LIBOR	1.0000	10/27/2039	USD	1,340	—	(5,540)	(5,540)
Pay	3-Month USD-LIBOR	1.0000	10/30/2039	USD	321	—	(1,215)	(1,215)
Receive	3-Month USD-LIBOR	1.0000	11/3/2039	USD	1,865	—	(5,233)	(5,233)
Receive	3-Month USD-LIBOR	1.0000	11/3/2039	USD	3,873	—	(10,868)	(10,868)
Receive	3-Month USD-LIBOR	1.0000	11/6/2039	USD	638	—	(3,038)	(3,038)
Receive	3-Month USD-LIBOR	1.0000	11/6/2039	USD	1,899	—	(8,547)	(8,547)
Receive	3-Month USD-LIBOR	1.0000	11/7/2039	USD	4,114	—	(14,765)	(14,765)
Pay	6-Month GBP-LIBOR	1.0000	8/23/2043	GBP	183	—	(15,051)	(15,051)
Receive	6-Month GBP-LIBOR	0.6356	1/22/2044	GBP	161	—	(50,571)	(50,571)
Receive	6-Month GBP-LIBOR	0.6006	1/22/2044	GBP	318	—	(96,692)	(96,692)
Receive	6-Month GBP-LIBOR	0.6303	1/22/2044	GBP	335	—	(101,000)	(101,000)
Receive	3-Month USD-LIBOR	1.0000	4/27/2044	USD	2,650	—	(189,444)	(189,444)
Pay	3-Month USD-LIBOR	0.2344	6/18/2044	USD	400	(5,908)	(66,374)	(72,282)
Receive	6-Month GBP-LIBOR	3.2123	7/28/2044	GBP	736	—	20,118	20,118
Receive	3-Month USD-LIBOR	1.0000	7/30/2044	USD	1,313	—	(8,708)	(8,708)
Receive	6-Month EUR-EURIBOR	1.0000	8/7/2044	EUR	132	—	(7,047)	(7,047)
Receive	3-Month USD-LIBOR	3.0910	9/15/2044	GBP	594	—	13,275	13,275
Receive	3-Month USD-LIBOR	1.0000	9/17/2044	USD	1,127	—	(11,141)	(11,141)
Receive	3-Month USD-LIBOR	3.5375	9/29/2044	USD	1,490	—	21,750	21,750
Receive	3-Month USD-LIBOR	3.5000	10/2/2044	USD	1,459	—	18,583	18,583
Receive	3-Month USD-LIBOR	3.4125	10/10/2044	USD	741	—	6,318	6,318
Receive	3-Month USD-LIBOR	3.4025	10/10/2044	USD	1,112	—	8,940	8,940
Receive	3-Month USD-LIBOR	3.3625	10/24/2044	USD	714	—	13,408	13,408
Receive	3-Month USD-LIBOR	3.4250	10/31/2044	USD	1,457	—	13,488	13,488
Pay	6-Month EUR-EURIBOR	1.0000	3/18/2045	EUR	2,500	(8,880)	(262,991)	(271,871)
Receive	3-Month USD-LIBOR	3.4800	9/23/2045	USD	187	—	19,207	19,207
Receive	3-Month USD-LIBOR	1.0000	6/20/2046	USD	322	—	(42,249)	(42,249)

						$(527,427)	$(3,622,651)	$(4,150,078)

OTC Swap agreements outstanding on November 30, 2014:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counter -party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 11/30/2014(3) (%)	Currency	Notional Amount (4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
JC Penny Corporation, Inc.	BNP	1.0000	12/20/2015	3.2005	USD	75	$3,731	$(5,655)	$(1,924)
Radioshack Corporation	CBK	1.0000	6/20/2016	186.2363	USD	30	14,411	2,533	16,944
Astaldi SPA	DUB	1.0000	9/20/2016	2.7043	EUR	340	3,748	8,727	12,475
Radioshack Corporation	DUB	1.0000	9/20/2016	1357.1641	USD	60	30,193	4,730	34,923
Radioshack Corporation	DUB	1.0000	9/20/2016	1357.1641	USD	110	56,134	7,892	64,026
Royal Bank of Scotland	DUB	1.0000	12/20/2016	0.9567	EUR	300	(16,619)	(18,383)	(35,002)
Fed Republic of Brazil	BRC	1.0000	12/20/2016	0.7735	USD	800	9,225	(13,428)	(4,203)
Rallye	BNP	1.0000	3/20/2017	1.0358	EUR	15	(486)	(1,274)	(1,760)
Rallye	BNP	1.0000	3/20/2017	1.0358	EUR	25	(855)	(2,079)	(2,934)
Darden Restaurants, Inc.	BRC	1.0000	6/20/2017	0.7447	USD	105	(1,063)	123	(940)
Unisys Corporation	DUB	1.0000	9/20/2017	1.1705	USD	130	(11,741)	(1,962)	(13,703)
Volkswagen AG	UAG	1.0000	3/20/2018	0.3114	EUR	50	1,493	(2,552)	(1,059)
Renault, S.A.	BRC	1.0000	3/20/2018	0.6321	EUR	320	(282)	(5,004)	(5,286)
Royal Bank of Scotland	BRC	1.0000	3/20/2018	1.9825	USD	375	2,832	7,884	10,716
Sainsbury, PLC	DUB	1.0000	3/20/2018	0.9942	EUR	650	(1,468)	(418)	(1,886)
JC Penny Corporation, Inc.	BRC	1.0000	6/20/2018	7.5375	USD	25	2,746	(1,148)	1,598
JC Penny Corporation, Inc.	BNP	1.0000	6/20/2018	7.5375	USD	100	7,654	(1,260)	6,394
Electricite de France	FBF	1.0000	9/20/2018	0.4756	EUR	200	(2,744)	(2,835)	(5,579)
Nationwide Building Society	BNP	1.0000	9/20/2018	0.4202	EUR	200	1,827	(7,824)	(5,997)
Nationwide Building Society	BNP	1.0000	9/20/2018	0.4202	EUR	500	3,486	(18,479)	(14,993)
JC Penny Corporation, Inc.	BRC	1.0000	9/20/2018	7.7930	USD	100	7,691	(286)	7,405
Republic of Turkey	DUB	1.0000	9/20/2018	1.3723	USD	500	13,957	(8,772)	5,185

Reference Entity	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 11/30/2014(3) (%)	Currency	Notional Amount (4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Republic of Turkey	JPM	1.0000	9/20/2018	1.3723	USD	500	13,785	(8,600)	5,185
Staples, Inc.	DUB	1.0000	9/20/2018	1.0272	USD	270	5,783	(5,336)	447
Kingfisher, PLC	FBF	1.0000	12/20/2018	0.6140	EUR	150	(1,026)	(2,534)	(3,560)
KINGFISHER PLC	BNP	1.0000	12/20/2018	0.6140	EUR	100	(763)	(1,610)	(2,373)
Intesa Sanpaolo SPA	BRC	1.0000	12/20/2018	0.7128	EUR	300	(12,078)	(23,934)	(36,012)
KINGFISHER PLC	BNP	1.0000	12/20/2018	0.6140	EUR	150	(1,223)	(2,337)	(3,560)
Daimler AG	BNP	1.0000	12/20/2018	0.3194	EUR	100	148	(3,780)	(3,632)
Turkey EM BP	CBK	1.0000	12/20/2018	1.3291	USD	2,400	84,869	(52,767)	32,102
Rite Aid Corporation	DUB	1.0000	12/20/2018	1.9632	USD	50	(4,208)	(1,177)	(5,385)
Rite Aid Corporation	DUB	1.0000	12/20/2018	1.9632	USD	125	(10,323)	(3,140)	(13,463)
Reed Elsevier, PLC	DUB	1.0000	3/20/2019	0.3461	EUR	250	(7,037)	(1,849)	(8,886)
Intesa Sanpaolo SPA	BNP	1.0000	3/20/2019	0.7341	EUR	150	(11,519)	(7,151)	(18,670)
Nomura Holdings	DUB	1.0000	3/20/2019	0.8292	JPY	30,000	(308)	(2,158)	(2,466)
Reed Elsevier, PLC	BRC	1.0000	3/20/2019	0.3461	EUR	250	(7,069)	(1,817)	(8,886)
JC Penny Corporation, Inc.	DUB	1.0000	3/20/2019	8.1778	USD	75	15,264	(8,209)	7,055
Republic of Korea	JPM	1.0000	3/20/2019	0.4753	USD	200	(2,545)	(2,513)	(5,058)
Republic of South Africa	BRC	1.0000	3/20/2019	1.4593	USD	1,000	54,824	(36,023)	18,801
Ford Motor Credit	BRC	1.0000	3/20/2019	0.6544	USD	120	(18,708)	(2,991)	(21,699)
HCA INC	JPM	1.0000	6/20/2019	2.0797	USD	115	(14,719)	717	(14,002)
Ford Motor Credit	BRC	1.0000	6/20/2019	0.6864	USD	120	(21,524)	(1,078)	(22,602)
Aegon NV	BNP	1.0000	6/20/2019	0.6785	EUR	150	(182)	(2,895)	(3,077)
Royal Bank of Scotland	CBK	1.0000	9/20/2019	1.3789	EUR	150	(35,030)	(1,722)	(36,752)
Royal Bank of Scotland	CBK	1.0000	9/20/2019	1.3789	EUR	90	(20,674)	(1,377)	(22,051)
Royal Bank of Scotland	DUB	1.0000	9/20/2019	1.3789	EUR	300	(70,519)	(2,984)	(73,503)
Lloyds Bank	DUB	1.0000	9/20/2019	1.3454	EUR	400	(100,766)	2,025	(98,741)
Republic of Korea	BNP	1.0000	9/20/2019	0.5682	USD	250	(5,008)	(1,194)	(6,202)
Republic of Korea	BRC	1.0000	9/20/2019	0.5682	USD	250	(4,950)	(1,253)	(6,203)
Office Depot, Inc.	MSC	1.0000	12/20/2019	1.8331	USD	140	(19,005)	(62)	(19,067)
Pernod-Ricard SA	FBF	1.0000	3/20/2020	0.6408	EUR	200	(4,776)	(159)	(4,935)
Illinois St Municipal Bank	CBK	1.0000	3/20/2023	2.2209	USD	300	17,184	3,346	20,530
Illinois St Municipal Bank	CBK	1.0000	6/20/2023	2.2539	USD	200	10,195	4,043	14,238
Republic of South Africa	JPM	1.0000	9/20/2023	2.1188	USD	200	24,332	(7,302)	17,030
Illinois St Municipal Bank	CBK	1.0000	12/20/2023	2.3159	USD	1,100	79,329	4,772	84,101

							$55,623	$(232,519)	$(176,896)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 11/30/2014(3) (%)	Currency	Notional Amount (4)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Radioshack Corporation	CBK	5.0000	6/20/2015	166.1032	USD	30	$(9,632)	$(3,418)	$(13,050)
Radioshack Corporation	DUB	5.0000	6/20/2015	166.1032	USD	60	(20,338)	(5,762)	(26,100)
Radioshack Corporation	DUB	5.0000	6/20/2015	166.1032	USD	110	(37,990)	(9,860)	(47,850)
Community Health Systems	GST	5.0000	12/20/2016	0.9525	USD	700	53,787	3,972	57,759
Rallye	BNP	1.0000	3/20/2018	1.4996	EUR	25	(3,026)	2,687	(339)
Rallye	BNP	1.0000	3/20/2018	1.4996	EUR	15	(1,820)	1,616	(204)
Lafarge SA	CBK	1.0000	3/20/2019	0.5754	EUR	300	(17,095)	23,936	6,841
Indonesia AS	BOA	1.0000	3/20/2019	1.1138	USD	100	(4,429)	3,923	(506)
Safeway INC	BRC	1.0000	3/20/2019	2.7789	USD	375	(10,613)	(14,575)	(25,188)
Indonesia AS	BCC	1.0000	3/20/2019	1.1138	USD	200	(8,933)	7,920	(1,013)
Indonesia AS	GST	1.0000	3/20/2019	1.1138	USD	700	(34,903)	31,631	(3,272)
Sainsbury, PLC	DUB	1.0000	3/20/2019	1.2527	EUR	700	(6,427)	(732)	(7,159)
Darden Restaurants, Inc.	BRC	1.0000	6/20/2019	1.5447	USD	105	(1,690)	(625)	(2,315)
General Motor	BRC	5.0000	6/20/2019	1.3098	USD	120	17,660	1,474	19,134
Munich Re	BNP	1.0000	6/20/2019	0.7835	EUR	150	459	1,959	2,418
Astaldi SPA	DUB	1.0000	9/20/2019	6.0299	EUR	340	(40,729)	(40,243)	(80,972)
Staples, Inc.	DUB	1.0000	9/20/2019	1.4889	USD	270	(14,116)	7,964	(6,152)
Electricite de France	JPM	1.0000	9/20/2019	1.6429	USD	50	(1,876)	450	(1,426)
Fed Republic of Brazil	BRC	1.0000	9/20/2019	1.6429	USD	25	(896)	183	(713)
Unisys Corporation	DUB	5.0000	9/20/2019	2.2531	USD	130	11,693	3,310	15,003
United Mexican States	MYC	1.0000	12/20/2019	0.8152	USD	1,100	5,166	4,656	9,822
China AS SP	CBK	1.0000	12/20/2019	0.7702	USD	2,900	21,441	10,606	32,047
Renault, S.A.	BRC	1.0000	12/20/2020	1.1951	EUR	320	(14,787)	10,815	(3,972)

							$(119,094)	$41,887	$(77,207)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Trenches	Counter- party	Fixed Pay Rate (%)	Expiration Date	Currency	Notional Amount (4) (000s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value (5)
Markit ITRX EUR	BNP	1.0000	12/20/2018	EUR	1,400	$(276,373)	$(27,727)	$(304,100)
Markit ABX	FBF	1.0000	5/25/2046	USD	633	184,543	(58,957)	125,586
Markit ABX	GST	1.0000	5/25/2046	USD	1,266	312,292	(61,120)	251,172
Markit CMBX	BRC	1.0000	12/13/2049	USD	400	118,730	(41,910)	76,820
Markit CMBX	DUB	1.0000	5/11/2063	USD	375	33,902	(35,813)	(1,911)

						$373,094	$(225,527)	$147,567

Credit Default Swaps on Credit Indices – Sell Protection(2)

Index/Trenches	Counter- party	Fixed Pay Rate (%)	Expiration Date	Currency	Notional Amount (4) (000s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value (5)
Markit CDX IG	MSC	1.0000	12/20/2019	USD	7,300	$122,863	$14,341	$137,204
Markit CDX HY	FOB	5.0000	12/20/2019	USD	800	52,873	5,077	57,950
Markit CMBX	GST	0.1000	10/2/2052	USD	177	(579)	153	(426)

						$175,157	$19,571	$194,728

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	1-Year BRL-CDI	GLM	11.6800	1/4/2016	BRL	2,507	$—	$(5,108)	$(5,108)
Receive	1-Year BRL-CDI	JPM	11.6800	1/4/2016	BRL	2,486	—	(5,065)	(5,065)
Receive	1-Year BRL-CDI	HUB	11.6800	1/4/2016	BRL	1,660	—	(3,382)	(3,382)
Receive	1-Year BRL-CDI	HUB	11.6800	1/4/2016	BRL	1,653	—	(3,386)	(3,386)
Receive	1-Year BRL-CDI	BRC	11.6750	1/4/2016	BRL	1,667	—	(3,448)	(3,448)
Receive	1-Year BRL-CDI	JPM	11.7200	1/4/2016	BRL	1,667	—	(3,170)	(3,170)
Receive	1-Year BRL-CDI	HUB	11.7400	1/4/2016	BRL	1,667	—	(3,039)	(3,039)
Receive	1-Year BRL-CDI	HUB	11.7450	1/4/2016	BRL	1,697	—	(3,079)	(3,079)
Receive	1-Year BRL-CDI	HUB	11.7150	1/4/2016	BRL	1,726	—	(3,371)	(3,371)
Receive	1-Year BRL-CDI	BRC	11.7700	1/4/2016	BRL	1,799	—	(3,150)	(3,150)
Receive	1-Year BRL-CDI	GLM	11.7900	1/4/2016	BRL	1,778	—	(2,974)	(2,974)
Receive	1-Year BRL-CDI	GLM	11.8200	1/4/2016	BRL	1,815	—	(2,826)	(2,826)
Receive	1-Year BRL-CDI	UAG	11.9650	1/4/2016	BRL	3,594	—	(3,575)	(3,575)
Receive	1-Year BRL-CDI	UAG	11.9250	1/4/2016	BRL	1,815	—	(2,087)	(2,087)
Receive	1-Year BRL-CDI	UAG	11.9800	1/4/2016	BRL	182	—	(170)	(170)
Receive	1-Year BRL-CDI	UAG	11.9650	1/4/2016	BRL	3,630	—	(3,662)	(3,662)

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	1-Year BRL-CDI	GLM	12.0000	1/4/2016	BRL	1,815	$—	$(1,587)	$(1,587)
Receive	1-Year BRL-CDI	HUB	12.1600	1/4/2016	BRL	2,669	—	(1,680)	(1,680)
Receive	1-Year BRL-CDI	UAG	12.1900	1/4/2016	BRL	2,669	—	(1,394)	(1,394)
Receive	1-Year BRL-CDI	HUB	12.2100	1/4/2016	BRL	1,828	—	(850)	(850)
Receive	1-Year BRL-CDI	HUB	12.2775	1/4/2016	BRL	3,738	—	(899)	(899)
Receive	1-Year BRL-CDI	UAG	12.4200	1/4/2016	BRL	1,931	—	412	412
Receive	3-Month NZD-BBR	DUB	4.5450	3/19/2016	NZD	3,017	—	16,633	16,633
Receive	3-Month NZD-BBR	DUB	4.5450	3/19/2016	NZD	3,017	—	16,633	16,633
Receive	3-Month AUD-BBSW	UAG	3.0000	6/17/2016	AUD	3,894	—	9,636	9,636
Receive	3-Month NZD-BBR	DUB	4.5375	6/22/2016	NZD	2,217	—	10,552	10,552
Receive	3-Month NZD-BBR	DUB	4.4250	6/22/2016	NZD	5,169	—	20,188	20,188
Receive	3-Month NZD-BBR	DUB	4.2400	9/1/2016	NZD	3,748	—	7,652	7,652
Receive	3-Month AUD-BBSW	JPM	2.8600	11/20/2016	AUD	3,410	—	5,848	5,848
Receive	3-Month AUD-BBSW	GST	2.8400	11/20/2016	AUD	1,011	—	1,568	1,568
Receive	3-Month AUD-BBSW	GST	2.8400	11/20/2016	AUD	1,671	—	2,593	2,593
Receive	1-Year BRL-CDI	GLM	12.0500	1/2/2017	BRL	1,065	—	57	57
Receive	1-Year BRL-CDI	JPM	12.2100	1/2/2017	BRL	1,617	—	1,408	1,408
Receive	3-Month SEK-STIBOR	FBF	1.9100	1/24/2017	SEK	2,390	—	10,145	10,145
Receive	3-Month SEK-STIBOR	FBF	1.9100	1/26/2017	SEK	2,380	—	10,128	10,128
Pay	3-Year EUR-EXT-CPI	UAG	1.0000	3/21/2017	EUR	475	—	(10,754)	(10,754)
Pay	3-Year EUR-EXT-CPI	BNP	1.0000	3/21/2017	EUR	2,351	—	(53,284)	(53,284)
Pay	6-Month EUR-EURIBOR	DUB	1.0000	3/25/2017	EUR	764	—	(17,607)	(17,607)
Receive	3-Month NZD-BBR	DUB	4.7000	4/13/2017	NZD	2,060	—	22,527	22,527
Receive	3-Month SEK-STIBOR	BRC	2.9300	9/16/2017	SEK	15,949	—	107,214	107,214
Receive	1-Month MXN-TIIE	MSC	5.8175	9/22/2017	MXN	15,071	—	8,022	8,022
Receive	1-Month MXN-TIIE	MSC	5.8100	9/22/2017	MXN	5,000	—	2,636	2,636
Receive	1-Month MXN-TIIE	JPM	5.8700	9/25/2017	MXN	25,177	—	14,167	14,167
Receive	3-Month NZD-BBR	UAG	4.3550	10/9/2017	NZD	1,260	—	5,533	5,533
Receive	3-Month NZD-BBR	UAG	4.3550	10/9/2017	NZD	1,335	—	5,863	5,863
Pay	3-Month KRW-CD	BRC	1.0000	10/17/2017	KRW	1,095,269	—	(23,204)	(23,204)
Pay	3-Month KRW-CD	UAG	1.0000	10/19/2017	KRW	1,042,394	—	(21,233)	(21,233)
Receive	1-Month MXN-TIIE	BRC	5.9000	11/6/2017	MXN	7,661	—	13,101	13,101
Pay	3-Month AUD-BBSW	JPM	1.0000	11/20/2017	AUD	3,525	—	(7,958)	(7,958)
Pay	3-Month AUD-BBSW	GST	1.0000	11/20/2017	AUD	1,043	—	(2,190)	(2,190)
Pay	3-Month AUD-BBSW	GST	1.0000	11/20/2017	AUD	1,704	—	(3,577)	(3,577)
Pay	6-Month AUD-BBSW	DUB	1.0000	12/16/2017	AUD	786	—	(19,225)	(19,225)
Pay	6-Month AUD-BBSW	CBK	1.0000	12/16/2017	AUD	796	—	(19,676)	(19,676)
Receive	3-Month NZD-BBR	DUB	4.8100	12/17/2017	NZD	778	—	14,340	14,340
Receive	3-Month NZD-BBR	CBK	4.8050	12/17/2017	NZD	900	—	16,491	16,491
Receive	3-Month ZAR-JIBAR	BRC	8.5950	1/29/2018	ZAR	5,241	—	14,950	14,950
Receive	3-Month ZAR-JIBAR	JPM	8.7200	2/20/2018	ZAR	10,338	—	30,867	30,867
Pay	3-Month NZD-BBR	DUB	1.0000	3/19/2018	NZD	1,067	—	(17,684)	(17,684)
Pay	3-Month NZD-BBR	DUB	1.0000	3/19/2018	NZD	1,067	—	(17,915)	(17,915)
Pay	4-Year EUR-EXT-CPI	UAG	1.0000	3/21/2018	EUR	712	—	(20,368)	(20,368)
Receive	3-Month CAD-CDOR	GLM	2.2050	6/13/2018	CAD	1,976	—	13,220	13,220
Receive	3-Month CAD-CDOR	DUB	2.2075	6/13/2018	CAD	1,837	—	12,364	12,364
Pay	3-Month SEK-STIBOR	BRC	1.0000	6/16/2018	SEK	27,108	—	(72,164)	(72,164)
Pay	3-Month AUD-BBSW	UAG	1.0000	6/17/2018	AUD	3,965	—	(21,454)	(21,454)
Pay	3-Month NZD-BBR	DUB	1.0000	6/22/2018	NZD	890	—	(12,913)	(12,913)
Pay	3-Month NZD-BBR	DUB	1.0000	6/22/2018	NZD	2,070	—	(25,572)	(25,572)
Receive	USA-CPI-U	BRC	2.3200	8/7/2018	USD	677	—	10,015	10,015
Receive	USA-CPI-U	BRC	2.3200	8/7/2018	USD	677	—	10,015	10,015
Pay	3-Month NZD-BBR	DUB	1.0000	9/1/2018	NZD	1,501	—	(10,753)	(10,753)
Receive	USA-CPI-U	BRC	2.7150	3/21/2019	USD	287	—	14,961	14,961
Pay	3-Month CZK-PRIBOR	GST	1.0000	11/19/2019	CZK	8,742	—	310	310
Pay	5-Year UK-RPI	GST	1.0000	11/19/2019	GBP	710	—	(2,471)	(2,471)
Pay	3-Month CZK-PRIBOR	JPM	1.0000	11/20/2019	CZK	9,041	—	327	327
Pay	5-Year UK-RPI	GST	1.0000	11/24/2019	GBP	688	—	(3,382)	(3,382)
Receive	USA-CPI-U	BRC	1.8350	11/28/2019	USD	698	—	3,302	3,302
Pay	3-Month SEK-STIBOR	BRC	1.0000	9/16/2020	SEK	6,727	—	(109,057)	(109,057)
Receive	6-Month AUD-BBSW	DUB	5.2900	12/16/2020	AUD	917	—	36,494	36,494
Receive	6-Month AUD-BBSW	CBK	5.2825	12/16/2020	AUD	919	—	36,421	36,421
Pay	3-Month NZD-BBR	CBK	1.0000	12/17/2020	NZD	1,047	—	(30,150)	(30,150)
Pay	3-Month NZD-BBR	DUB	1.0000	12/17/2020	NZD	924	—	(26,564)	(26,564)
Receive	1-Year BRL-CDI	MYC	12.0550	1/4/2021	BRL	18,200	30,010	143,244	173,254
Receive	3-Month ZAR-JIBAR	BRC	7.3650	3/31/2021	ZAR	474	—	790	790
Pay	USA-CPI-U	BRC	1.0000	8/7/2021	USD	741	—	(9,452)	(9,452)
Pay	USA-CPI-U	BRC	1.0000	8/7/2021	USD	741	—	(9,174)	(9,174)
Receive	6-Month CHF-LIBOR	BRC	1.1000	9/4/2021	CHF	2,496	—	18,793	18,793
Receive	6-Month CHF-LIBOR	GLM	1.1500	9/5/2021	CHF	1,714	—	14,662	14,662
Receive	3-Month ZAR-JIBAR	BRC	9.3100	2/4/2022	ZAR	638	—	3,648	3,648
Receive	3-Month ZAR-JIBAR	BRC	9.2550	2/4/2022	ZAR	638	—	3,535	3,535
Receive	1-Month MXN-TIIE	DUB	7.5850	2/17/2022	MXN	3,759	—	14,366	14,366
Receive	1-Month MXN-TIIE	DUB	7.5500	2/18/2022	MXN	765	—	2,839	2,839
Receive	1-Month MXN-TIIE	DUB	7.5675	2/21/2022	MXN	1,581	—	5,933	5,933

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	1-Month MXN-TIIE	MYC	7.4650	2/24/2022	MXN	1,379	$—	$4,731	$4,731
Receive	1-Month MXN-TIIE	BRC	6.9000	5/18/2023	MXN	2,953	—	1,364	1,364
Receive	1-Month MXN-TIIE	BRC	7.0400	5/19/2023	MXN	3,188	—	2,734	2,734
Receive	3-Month ZAR-JIBAR	BRC	8.5600	5/29/2023	ZAR	2,847	—	4,878	4,878
Receive	3-Month ZAR-JIBAR	BRC	8.5900	5/30/2023	ZAR	3,324	—	5,978	5,978
Pay	6-Month NOK-NIBOR	GLM	1.0000	9/20/2023	NOK	2,744	—	(29,871)	(29,871)
Receive	3-Month SEK-STIBOR	JPM	3.1100	9/20/2023	SEK	3,310	—	28,410	28,410
Receive	3-Month CAD-CDOR	DUB	3.8250	10/23/2023	CAD	921	—	39,631	39,631
Pay	3-Month NZD-BBR	DUB	1.0000	10/25/2023	NZD	1,195	2,067	(38,788)	(36,721)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/11/2023	NOK	2,743	—	(28,522)	(28,522)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/13/2023	NOK	8,427	—	(93,259)	(93,259)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/19/2023	NOK	5,822	—	(57,716)	(57,716)
Receive	3-Month ZAR-JIBAR	BRC	9.4000	11/19/2023	ZAR	9,805	—	35,313	35,313
Receive	3-Month SEK-STIBOR	FBF	3.1015	11/19/2023	SEK	2,835	—	23,357	23,357
Receive	3-Month SEK-STIBOR	BNP	3.1150	11/19/2023	SEK	2,873	—	23,916	23,916
Receive	3-Month ZAR-JIBAR	BRC	9.4300	11/20/2023	ZAR	3,421	—	12,596	12,596
Receive	1-Month MXN-TIIE	DUB	8.7470	11/22/2023	MXN	5,103	—	26,709	26,709
Receive	1-Month MXN-TIIE	DUB	8.7531	11/23/2023	MXN	7,355	—	38,600	38,600
Receive	1-Month MXN-TIIE	DUB	8.4600	11/28/2023	MXN	4,707	—	20,836	20,836
Receive	1-Month MXN-TIIE	DUB	8.5980	11/29/2023	MXN	596	—	2,864	2,864
Receive	1-Month MXN-TIIE	DUB	8.6000	12/1/2023	MXN	421	—	2,024	2,024
Receive	3-Month CAD-CDOR	GLM	4.0695	1/10/2024	CAD	477	—	24,016	24,016
Receive	3-Month CAD-CDOR	GST	3.8450	4/2/2024	CAD	768	—	30,515	30,515
Receive	3-Month CAD-CDOR	DEU	3.8300	4/3/2024	CAD	430	—	16,810	16,810
Receive	3-Month CAD-CDOR	DEU	3.8300	4/3/2024	CAD	430	—	16,810	16,810
Pay	3-Month NZD-BBR	BNP	1.0000	4/4/2024	NZD	971	—	(29,571)	(29,571)
Pay	3-Month NZD-BBR	DEU	1.0000	4/8/2024	NZD	623	—	(18,432)	(18,432)
Pay	3-Month NZD-BBR	DEU	1.0000	4/8/2024	NZD	623	—	(18,432)	(18,432)
Receive	3-Month CAD-CDOR	DEU	3.7050	4/29/2024	CAD	936	—	30,427	30,427
Receive	3-Month CAD-CDOR	GST	3.7100	4/29/2024	CAD	459	—	15,008	15,008
Receive	3-Month CAD-CDOR	HUB	3.6775	4/30/2024	CAD	391	—	12,760	12,760
Pay	3-Month NZD-BBR	DUB	1.0000	5/1/2024	NZD	1,155	—	(27,525)	(27,525)
Pay	3-Month NZD-BBR	GST	1.0000	5/1/2024	NZD	580	—	(14,031)	(14,031)
Pay	3-Month NZD-BBR	BNP	1.0000	5/2/2024	NZD	575	—	(13,906)	(13,906)
Receive	3-Month CAD-CDOR	GST	3.4840	5/16/2024	CAD	448	—	10,606	10,606
Pay	3-Month NZD-BBR	JPM	1.0000	5/20/2024	NZD	572	—	(9,564)	(9,564)
Pay	6-Month NOK-NIBOR	BRC	1.0000	6/10/2024	NOK	4,802	—	(30,943)	(30,943)
Pay	6-Month NOK-NIBOR	JPM	1.0000	6/10/2024	NOK	5,008	—	(32,584)	(32,584)
Receive	3-Month SEK-STIBOR	GLM	3.0225	6/10/2024	SEK	5,376	—	36,686	36,686
Receive	3-Month SEK-STIBOR	FBF	3.0362	6/10/2024	SEK	5,276	—	36,456	36,456
Pay	6-Month CHF-LIBOR	BRC	1.0000	9/4/2024	CHF	1,704	—	(18,809)	(18,809)
Pay	6-Month CHF-LIBOR	GLM	1.0000	9/6/2024	CHF	1,184	—	(14,741)	(14,741)
Receive	3-Month CAD-CDOR	GLM	3.2850	9/26/2024	CAD	567	—	7,455	7,455
Receive	3-Month CAD-CDOR	FBF	3.2930	9/26/2024	CAD	564	—	7,585	7,585
Receive	3-Month CAD-CDOR	JPM	3.2100	10/7/2024	CAD	994	—	10,054	10,054
Pay	3-Month ZAR-JIBAR	UAG	1.0000	11/7/2024	KRW	432,162	—	(1,508)	(1,508)
Pay	3-Month ZAR-JIBAR	JPM	1.0000	11/7/2024	KRW	432,162	—	(1,385)	(1,385)
Receive	3-Month SEK-STIBOR	FBF	2.2250	11/7/2024	SEK	5,464	—	6,834	6,834
Receive	10-Year UK-RPI	GST	3.1635	11/19/2024	GBP	710	—	2,567	2,567
Receive	3-Month ZAR-JIBAR	DUB	8.5600	11/21/2024	ZAR	5,880	—	2,424	2,424
Receive	10-Year UK-RPI	GST	3.1770	11/24/2024	GBP	688	—	4,091	4,091
Pay	USA-CPI-U	MSC	1.0000	11/26/2024	USD	1,101	—	(2,629)	(2,629)
Pay	6-Month CHF-LIBOR	UAG	1.0000	12/2/2024	CHF	631	—	(2,211)	(2,211)
Pay	1-Month MXN-TIIE	MSC	1.0000	3/5/2025	MXN	1,815	—	(6,369)	(6,369)
Pay	3-Month NZD-BBR	DUB	1.0000	4/13/2025	NZD	562	—	(30,332)	(30,332)
Pay	1-Month MXN-TIIE	DUB	1.0000	5/2/2025	MXN	5,018	—	(5)	(5)
Pay	1-Month MXN-TIIE	GLM	1.0000	9/18/2025	MXN	1,888	—	(6,823)	(6,823)
Pay	1-Month MXN-TIIE	DUB	1.0000	9/18/2025	MXN	1,271	—	(4,264)	(4,264)
Pay	1-Month MXN-TIIE	GLM	1.0000	9/19/2025	MXN	1,826	—	(5,799)	(5,799)
Pay	3-Month NZD-BBR	UAG	1.0000	10/9/2025	NZD	302	—	(3,853)	(3,853)
Pay	3-Month NZD-BBR	UAG	1.0000	10/9/2025	NZD	320	—	(4,083)	(4,083)
Pay	3-Month ZAR-JIBAR	JPM	1.0000	2/20/2026	ZAR	3,175	—	(28,096)	(28,096)
Receive	1-Month MXN-TIIE	DUB	9.8100	9/20/2028	MXN	1,095	—	4,217	4,217
Receive	3-Month ZAR-JIBAR	BRC	10.6500	11/25/2028	ZAR	9,624	—	25,437	25,437
Receive	3-Month ZAR-JIBAR	BRC	10.8500	1/23/2029	ZAR	7,799	—	22,779	22,779
Receive	3-Month ZAR-JIBAR	DUB	10.9100	1/24/2029	ZAR	2,652	—	8,027	8,027
Receive	3-Month ZAR-JIBAR	HUB	9.9000	3/11/2029	ZAR	8,386	—	9,702	9,702
Pay	3-Month ZAR-JIBAR	BRC	1.0000	11/14/2033	ZAR	2,663	—	(8,654)	(8,654)
Pay	3-Month ZAR-JIBAR	DUB	1.0000	11/15/2033	ZAR	1,277	—	(4,148)	(4,148)
Receive	6-Month CHF-LIBOR	FBF	2.3600	5/27/2034	CHF	188	—	11,904	11,904
Receive	6-Month CHF-LIBOR	BRC	2.3300	6/2/2034	CHF	375	—	22,665	22,665
Receive	6-Month CHF-LIBOR	UAG	2.3275	6/3/2034	CHF	375	—	22,590	22,590
Receive	6-Month CHF-LIBOR	UAG	2.3400	6/3/2034	CHF	377	—	23,138	23,138
Receive	6-Month CHF-LIBOR	FBF	2.3525	7/3/2034	CHF	191	—	11,903	11,903
Pay	6-Month JPY-LIBOR	BRC	0.1786	7/4/2043	JPY	8,910	—	(3,512)	(3,512)

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month CHF-LIBOR	FBF	2.0400	8/7/2044	CHF	163	$—	$7,083	$7,083
Receive	30-Year UK-RPI	FBF	3.5500	11/15/2044	GBP	20	24	418	442
Receive	30-Year UK-RPI	MYC	3.5500	11/15/2044	GBP	20	30	412	442

							$32,131	$213,675	$245,806

Purchased options outstanding on November 30, 2014:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call - OTC 30-Year IRS	MYC	3-Month USD-LIBOR	Pay	3.1600	11/9/2015	1,200	$87,600	$66,600	$21,000
Call - OTC 30-Year IRS	MYC	3-Month USD-LIBOR	Pay	3.1600	11/24/2015	1,200	88,301	64,800	23,501
Put - OTC 30-Year IRS	BOA	3-Month USD-LIBOR	Pay	4.2100	4/25/2016	1,800	15,566	72,000	(56,434)
Put - OTC 30-Year IRS	MYC	3-Month USD-LIBOR	Pay	3.5500	10/27/2017	1,400	90,870	99,985	(9,115)
Put - OTC 30-Year IRS	DEU	3-Month USD-LIBOR	Pay	3.5250	11/27/2017	400	347	34,667	(34,320)
Put - OTC 30-Year IRS	DUB	3-Month USD-LIBOR	Pay	3.4600	11/27/2017	300	21,881	23,000	(1,119)

							$304,565	$361,052	$(56,487)

European Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call- IRS EUR	CBK	6M EUR-EURIBOR	Pay	0.8800	12/3/2014	1,838	$—	$11,234	$(11,234)
Call- IRS EUR	CBK	6M EUR-EURIBOR	Pay	0.8800	12/3/2014	1,864	—	6,202	(6,202)
Call- IRS EUR	MSC	6M EUR-EURIBOR	Pay	0.8800	12/3/2014	1,712	—	10,464	(10,464)
Call- IRS EUR	MSC	6M EUR-EURIBOR	Pay	0.8800	12/3/2014	1,737	—	5,743	(5,743)
Call- IRS EUR	BNP	6M EUR-EURIBOR	Pay	2.5800	12/10/2014	691	—	7,114	(7,114)
Call- IRS EUR	GLM	6M EUR-EURIBOR	Pay	1.7000	12/10/2014	1,037	—	16,680	(16,680)
Put- IRS JPY	FBF	6M JPY-LIBOR	Pay	0.8225	12/10/2014	109,500	—	9,541	(9,541)
Call- IRS USD	DEU	3M USD-LIBOR	Pay	2.2700	12/19/2014	4,167	7	23,598	(23,591)
Call- IRS EUR	FBF	6M EUR-EURIBOR	Pay	2.5500	12/29/2014	707	—	7,031	(7,031)
Put- IRS BRL	GLM	6M BRL-CPI	Receive	11.7500	1/2/2015	8,030	241	5,058	(4,817)
Call- IRS EUR	BRC	6M EUR-EURIBOR	Receive	2.5000	1/12/2015	695	—	5,761	(5,761)
Call- IRS EUR	GLM	6M EUR-EURIBOR	Receive	2.5000	1/12/2015	348	—	3,261	(3,261)
Call- IRS GBP	BRC	6M GBP-LIBOR	Pay	3.5000	2/9/2015	692	158	6,028	(5,870)
Put- IRS USD	GST	3M USD-LIBOR	Receive	2.3000	3/30/2015	882	23,058	11,003	12,055
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.0800	4/1/2015	691	69	21,924	(21,855)
Call- IRS EUR	JPM	6M EUR-EURIBOR	Pay	2.0700	4/2/2015	696	73	22,982	(22,909)
Call- IRS EUR	GLM	6M EUR-EURIBOR	Pay	0.9000	5/21/2015	3,232	12,115	14,894	(2,779)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.1000	6/15/2015	1,752	378	19,018	(18,640)
Put- IRS USD	JPM	3M USD-LIBOR	Receive	1.2500	8/14/2015	6,048	30,190	21,504	8,686
Put- IRS USD	FBF	3M USD-LIBOR	Receive	1.2500	8/17/2015	3,075	15,397	10,453	4,944
Call- IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.2500	8/20/2015	684	2,785	9,991	(7,206)
Put- IRS USD	GLM	3M USD-LIBOR	Receive	2.4000	10/1/2015	2,178	48,451	27,225	21,226
Put- IRS USD	GLM	3M USD-LIBOR	Receive	2.6000	10/1/2015	726	15,692	9,801	5,891
Call- IRS GBP	GLM	6M GBP-LIBOR	Pay	2.0000	10/12/2015	2,111	10,655	25,373	(14,718)
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	2.9000	11/5/2015	850	9,396	19,884	(10,488)
Call- IRS USD	GLM	3M USD-LIBOR	Pay	3.1000	11/5/2015	1,436	15,597	27,643	(12,046)
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	1.7200	11/9/2015	1,332	7,241	11,240	(3,999)
Call- IRS JPY	FBF	6M JPY-LIBOR	Pay	0.4262	11/12/2015	171,233	3,907	6,716	(2,809)
Call- IRS JPY	GLM	6M JPY-LIBOR	Pay	0.4350	11/12/2015	256,850	5,706	10,112	(4,406)
Call- IRS JPY	JPM	6M JPY-LIBOR	Pay	0.4170	11/12/2015	171,233	4,022	6,096	(2,074)
Put- IRS JPY	FBF	6M JPY-LIBOR	Receive	0.4263	11/12/2015	171,233	11,261	6,252	5,009
Put- IRS JPY	GLM	6M JPY-LIBOR	Receive	0.4350	11/12/2015	256,850	17,680	10,111	7,569
Put- IRS JPY	JPM	6M JPY-LIBOR	Receive	0.4170	11/12/2015	171,233	10,711	6,097	4,614
Put- IRS USD	MSC	3M USD-LIBOR	Receive	1.7500	11/19/2015	1,616	12,515	8,080	4,435
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.2600	1/19/2016	423	1,980	28,209	(26,229)
Put- IRS GBP	FBF	6M GBP-LIBOR	Pay	2.4300	2/18/2016	3,662	9,022	66,642	(57,620)
Call- IRS EUR	HUB	6M EUR-EURIBOR	Pay	2.3000	4/15/2016	1,917	7,220	88,115	(80,895)
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	2.0000	5/31/2016	3,408	68,823	30,864	37,959
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	2.0000	6/2/2016	3,408	68,773	30,837	37,936
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	3.5500	6/24/2016	707	6,776	31,774	(24,998)

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call- IRS GBP	GLM	6M GBP-LIBOR	Pay	2.3600	8/15/2016	3,741	$22,644	$54,444	$(31,800)
Put- IRS GBP	GLM	6M GBP-LIBOR	Pay	3.6300	11/21/2016	2,639	35,435	199,943	(164,508)
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	4.2500	1/23/2017	1,503	11,161	65,717	(54,556)
Call- IRS USD	DEU	3M USD-LIBOR	Pay	4.3000	3/27/2017	346	6,875	21,767	(14,892)
Call- IRS GBP	JPM	6M GBP-LIBOR	Pay	3.6500	6/16/2017	1,051	20,737	62,303	(41,566)
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	3.6500	6/16/2017	701	13,831	41,198	(27,367)
Put- IRS GBP	GLM	6M GBP-LIBOR	Receive	3.0000	10/30/2017	667	150,880	97,252	53,628
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	3.0000	10/30/2017	664	150,088	97,379	52,709
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	3.0000	10/30/2017	1,327	300,176	193,483	106,693
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	2.1500	11/4/2017	3,527	56,815	77,170	(20,355)
Call- IRS JPY	DUB	6M JPY-LIBOR	Pay	1.0200	11/27/2017	109,760	24,153	24,217	(64)
Call- IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000	4/10/2018	490,429	41,249	35,881	5,368
Call- IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000	4/11/2018	247,525	20,816	18,399	2,417
Call- IRS USD	JPM	3M USD-LIBOR	Pay	4.4500	5/1/2018	1,370	23,597	52,896	(29,299)
Call- IRS USD	BNP	3M USD-LIBOR	Pay	4.4000	5/8/2018	675	12,213	25,542	(13,329)
Put- IRS USD	DUB	3M USD-LIBOR	Pay	4.6000	2/12/2019	1,098	34,625	98,820	(64,195)
Put- IRS JPY	BRC	6M JPY-LIBOR	Pay	1.7000	2/13/2019	122,211	6,636	33,390	(26,754)
Put- IRS JPY	BRC	6M JPY-LIBOR	Pay	1.7000	2/13/2019	124,690	14,330	34,274	(19,944)
Put- IRS USD	DEU	3M USD-LIBOR	Pay	4.6000	3/5/2019	1,440	46,071	118,080	(72,009)
Call- IRS USD	JPM	3M USD-LIBOR	Pay	4.1000	5/9/2019	1,351	41,013	74,953	(33,940)
Call- IRS USD	GLM	3M USD-LIBOR	Pay	4.1000	5/13/2019	1,013	30,824	56,728	(25,904)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.6000	8/7/2019	519	22,276	36,942	(14,666)
Call- IRS USD	GSC	3M USD-LIBOR	Receive	1.6200	8/15/2019	21,500	161,362	137,600	23,762
Put- IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/16/2020	452	26,906	79,494	(52,588)
Put- IRS USD	DUB	3M USD-LIBOR	Pay	5.5875	1/7/2021	742	16,282	38,558	(22,276)
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/6/2023	583	27,560	44,599	(17,039)
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/7/2023	399	18,863	30,523	(11,660)
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.6000	7/3/2023	419	18,670	27,621	(8,951)
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	9/25/2023	701	33,331	59,613	(26,282)
Put- IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/18/2023	452	37,486	75,491	(38,005)
Put- IRS JPY	FBF	6M JPY-LIBOR	Receive	2.2020	9/2/2024	94,428	53,513	51,450	2,063
Put- IRS GBP	BRC	6M GBP-LIBOR	Pay	3.8100	9/26/2028	2,803	211,649	279,464	(67,815)
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.7950	9/26/2028	2,103	160,504	208,613	(48,109)
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.7950	9/26/2028	701	53,514	66,902	(13,388)
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.7500	5/30/2034	1,023	65,500	70,862	(5,362)

							$2,391,484	$3,392,123	$(1,000,639)

European Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000’s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC AUD versus JPY	BRC	95.6000	11/28/2014	1,228	$13,239	$55,790	$42,551
Put - OTC AUD versus JPY	BRC	95.6000	11/28/2014	1,228	18,904	—	(18,904)
Put - OTC BRL versus JPY***	GLM	1.0000	12/2/2014	20	2,080	—	(2,080)
Put - OTC EUR versus USD	JPM	1.2940	12/2/2014	23	4,814	28,617	23,803
Put - OTC EUR versus GBP	BRC	0.7840	12/3/2014	38	4,743	—	(4,743)
Put - OTC EUR versus USD	BRC	1.3000	12/3/2014	1,023	9,921	56,877	46,956
Put - OTC EUR versus USD	JPM	1.2775	12/3/2014	2,026	26,801	67,221	40,420
Put - OTC EUR versus USD	DUB	1.2575	12/5/2014	902	11,539	14,047	2,508
Put - OTC EUR versus USD	JPM	1.2900	12/5/2014	341	5,172	15,571	10,399
Put - OTC EUR versus GBP	DUB	0.7940	12/8/2014	1,712	22,922	7,863	(15,059)
Put - OTC EUR versus GBP	FBF	0.7902	12/8/2014	19	3,685	6,108	2,423
Call - OTC USD versus JPY	DUB	110.5000	12/10/2014	2,853	13,326	198,283	184,957
Call - OTC USD versus JPY	UAG	107.5000	12/10/2014	1,427	17,634	135,154	117,520
Put - OTC EUR versus GBP****	UAG	0.7900	12/11/2014	39	8,048	14	(8,034)
Put - OTC EUR versus CZK	UAG	27.4500	12/12/2014	767	19,450	667	(18,783)
Put - OTC EUR versus GBP****	MSC	0.7890	12/12/2014	40	8,510	25	(8,485)
Put - OTC EUR versus CZK	UAG	27.4500	12/15/2014	686	16,465	720	(15,745)
Call - OTC USD versus ZAR	BRC	11.0800	12/18/2014	624	13,872	7,275	(6,597)
Call - OTC USD versus ZAR	JPM	11.0700	12/18/2014	624	13,665	7,570	(6,095)
Put - OTC USD versus ZAR	BRC	11.0800	12/18/2014	624	9,354	5,083	(4,271)
Put - OTC USD versus ZAR	JPM	11.0700	12/18/2014	624	9,588	4,819	(4,769)
Call - OTC EUR versus NOK***	DUB	8.4853	12/19/2014	2,894	74,849	111,767	36,918
Call - OTC NZD versus USD	GLM	0.0000	12/19/2014	45	5,880	11,488	5,608

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000’s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC USD versus USD	FBF	0.0000	12/19/2014	45	$7,133	$3	$(7,130)
Put - OTC AUD versus NZD	DUB	1.1110	12/19/2014	32	3,220	10,962	7,742
Put - OTC EUR versus NOK	DUB	7.9300	12/19/2014	2,894	3,919	4	(3,915)
Put - OTC USD versus BRL	UAG	2.4000	12/19/2014	42	5,603	895	(4,708)
Put - OTC USD versus BRL	UAG	2.4000	12/19/2014	42	5,985	905	(5,080)
Put - OTC EUR versus NOK	GLM	8.1800	12/23/2014	2,894	41,613	115	(41,498)
Put - OTC EUR versus NOK**	GLM	8.3000	1/5/2015	83	16,759	454	(16,305)
Call - OTC ECAL USD	DEU	112.0781	1/7/2015	10,000	391	—	(391)
Call - OTC ECAL USD	DEU	111.7656	1/7/2015	10,000	391	—	(391)
Put - OTC USD versus MXN**	BRC	12.5010	1/9/2015	62	9,133	8	(9,125)
Call - OTC USD versus MXN versus KRW***	UAG	0.0100	1/14/2015	43	6,247	24	(6,223)
Put - OTC EUR versus NOK	BRC	8.0500	1/14/2015	78	14,524	324	(14,200)
Call - OTC USD versus MXN	JPM	13.6275	1/15/2015	1,028	12,084	26,500	14,416
Put - OTC USD versus MXN	JPM	13.6275	1/15/2015	1,028	12,085	2,837	(9,248)
Put - OTC USD versus MXN	BRC	12.4750	1/19/2015	60	8,925	1	(8,924)
Put - OTC EUR versus JPY	JPM	134.0000	1/20/2015	1,024	11,994	554	(11,440)
Put - OTC AUD versus USD	DUB	0.8690	1/21/2015	66	11,960	41,886	29,926
Call - OTC GBP versus JPY	BRC	171.9000	1/22/2015	680	17,136	78,490	61,354
Call - OTC GBP versus NOK	GLM	10.6250	1/22/2015	694	16,419	39,297	22,878
Put - OTC GBP versus JPY	BRC	171.9000	1/22/2015	680	20,571	1,189	(19,382)
Put - OTC GBP versus NOK	GLM	10.6250	1/22/2015	694	16,420	3,012	(13,408)
Call - OTC AUD versus JPY	JPM	97.7500	2/3/2015	1,124	18,868	33,359	14,491
Put - OTC AUD versus JPY	JPM	97.7500	2/3/2015	1,124	17,643	8,053	(9,590)
Call - OTC AUD versus JPY	HUB	98.0900	2/4/2015	969	16,586	26,761	10,175
Call - OTC EUR versus EUR	UAG	0.0000	2/4/2015	56	7,989	4,139	(3,850)
Call - OTC NZD versus USD	UAG	0.8005	2/4/2015	37	4,692	7,602	2,910
Put - OTC AUD versus JPY	HUB	98.0900	2/4/2015	969	15,660	7,791	(7,869)
Put - OTC EUR versus USD	MSC	1.2070	2/11/2015	67	8,992	8,041	(951)
Put - OTC EUR versus USD	MSC	1.2070	2/11/2015	67	9,150	8,830	(320)
Put - OTC EUR versus USD	MSC	1.2070	2/11/2015	67	8,301	7,955	(346)
Call - OTC USD versus MXN	DUB	13.5890	2/17/2015	1,007	14,841	31,842	17,001
Put - OTC USD versus MXN	DUB	13.5890	2/17/2015	1,007	14,841	4,134	(10,707)
Call - OTC USD versus JPY	DUB	0.0000	2/23/2015	43	5,633	61	(5,572)
Put - OTC EUR versus NOK	MSC	8.3500	3/5/2015	40	9,991	3,196	(6,795)
Put - OTC EUR versus USD	JPM	1.2500	3/10/2015	76	9,542	19,935	10,393
Call - OTC EUR versus USD versus MXN	UAG	0.0000	3/13/2015	54	6,999	975	(6,024)
Put - OTC EUR versus SEK**	DUB	9.2385	4/1/2015	32	6,110	5,271	(839)
Call - OTC NZD versus CAD	GLM	0.9210	4/9/2015	1,488	45,820	7,500	(38,320)
Put - OTC NZD versus CAD	GLM	0.9210	4/9/2015	1,488	41,095	51,228	10,133
Call - OTC GBP versus NOK	UAG	10.6330	4/21/2015	1,026	38,133	68,909	30,776
Put - OTC EUR versus USD	JPM	1.2500	4/21/2015	37	7,253	8,782	1,529
Put - OTC GBP versus NOK	UAG	10.6330	4/21/2015	1,026	35,321	13,282	(22,039)
Call - OTC EUR versus USD	BRC	1.4945	4/22/2015	3,228	22,045	137	(21,908)
Call - OTC NOK versus SEK	JPM	1.0900	5/5/2015	693	16,497	9,117	(7,380)
Call - OTC NOK versus SEK	UAG	1.1070	5/5/2015	222	5,236	1,638	(3,598)
Put - OTC EUR versus NOK	BRC	8.3800	5/5/2015	77	13,703	6,460	(7,243)
Put - OTC USD versus INR	HUB	60.5000	5/8/2015	30	3,906	2,076	(1,830)
Put - OTC USD versus INR	UAG	60.5000	5/8/2015	28	3,780	1,833	(1,947)
Put - OTC EUR versus SEK	MSC	9.1250	5/22/2015	49	8,586	2,530	(6,056)
Put - OTC USD versus MXN	MSC	13.6000	5/28/2015	847	10,903	7,310	(3,593)
Put - OTC USD versus EUR	JPM	13.8000	5/29/2015	690	10,695	10,695	—
Put - OTC AUD versus USD	BRC	0.9000	6/29/2015	1,435	31,434	95,809	64,375
Put - OTC AUD versus USD	GLM	0.9000	6/29/2015	1,435	30,920	95,809	64,889
Put - OTC AUD versus USD	JPM	0.8600	6/29/2015	1,435	29,741	53,552	23,811
Put - OTC AUD versus USD	UAG	0.8600	6/29/2015	1,435	27,090	53,552	26,462
Call - OTC EUR versus USD	DUB	1.3800	9/2/2015	1,603	3,750	5,044	1,294
Put - OTC EUR versus USD	MSC	1.3050	9/2/2015	1,603	22,508	35,504	12,996
Put - OTC EUR versus USD	JPM	1.2150	10/1/2015	80	12,847	15,367	2,520
Put - OTC EUR versus USD	MSC	1.2125	10/1/2015	80	12,316	15,153	2,837
Call - OTC NOK versus SEK	BRC	1.1000	10/16/2015	8,534	25,872	13,678	(12,194)
Put - OTC USD versus JPY	BRC	117.0500	11/10/2015	74	8,702	3,262	(5,440)
Call - OTC USD versus JPY	DUB	120.1500	11/16/2015	51	4,575	3,675	(900)
Put - OTC EUR versus USD	HUB	1.2110	11/30/2015	49	6,353	6,341	(12)
Put - OTC EUR versus USD	GLM	1.4250	4/17/2019	714	71,889	107,384	35,495

					$1,303,781	$1,815,991	$512,210

Options on Exchange-Traded Futures Contracts

Description	Curr	Exercise Price	Expiration Date	Number of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put - 10-year U.S. Treasury Future Option	USD	126.5000	12/29/2014	19	$8,906	$8,906	$—
Put - Euro Bund Future Option	EUR	151.5000	1/23/2015	13	7,117	3,882	(3,235)
Put - Euro Bund Future Option	EUR	152.0000	1/23/2015	17	13,327	6,981	(6,346)
Put - 10-year U.S. Treasury Future Option	USD	125.0000	2/20/2015	40	30,625	16,875	(13,750)
Put - 5-year U.S. Treasury Future Option	USD	118.5000	2/20/2015	40	21,875	13,125	(8,750)
Put - Euro Bund Future Option	EUR	152.0000	2/20/2015	26	27,823	17,147	(10,676)
Put - 3-Month Euribor Interest Rate Future Option	EUR	98.8750	6/15/2015	60	46,661	—	(46,661)
Put - Eurodollar September Future Option	EUR	99.2500	9/14/2015	40	33,000	6,500	(26,500)
Put - 3-Month Euribor Interest Rate Future Option	EUR	99.6200	3/14/2016	160	79,635	21,153	(58,482)
Put - 3-Month Euribor Interest Rate Future Option	EUR	99.7500	6/13/2016	170	34,374	37,018	2,644

					$303,343	$131,587	$(171,756)

Volatility Swap

Description	Counter- party	Currency	Maturity Date	Notional Amount (000s)	Fair Value	Cost	Unrealized Appreciation (Depreciation)
Call - FVA 3-Month/30-Year S ATM	BOA	USD	5/6/2015	$200	$16,045	$16,300	$(255)

Written options outstanding on November 30, 2014:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Put - OTC 30-Year IRS	MYC	3M USD-LIBOR	Receive	3.2400	12/15/2014	(800)	$(29)	$(4,384)	$4,355
Call - OTC 5-Year IRS	BCC	3M USD-LIBOR	Receive	1.5600	12/23/2014	(3,100)	(3,890)	(8,673)	4,783
Put - OTC 5-Year IRS	BCC	3M USD-LIBOR	Receive	1.9600	12/23/2014	(3,100)	(902)	(9,150)	8,248
Put - OTC 30-Year IRS	MYC	3M USD-LIBOR	Receive	3.2400	1/7/2015	(900)	(885)	(8,701)	7,816
Call - OTC 10-Year IRS	BOA	3M USD-LIBOR	Receive	2.3500	1/16/2015	(300)	(2,513)	(1,290)	(1,223)
Put - OTC 10-Year IRS	BOA	3M USD-LIBOR	Receive	2.6500	1/16/2015	(300)	(454)	(1,410)	956
Call - OTC 10-Year IRS	MYC	3M USD-LIBOR	Receive	2.3500	1/16/2015	(700)	(5,865)	(3,200)	(2,665)
Put - OTC 10-Year IRS	MYC	3M USD-LIBOR	Receive	2.6500	1/16/2015	(700)	(1,060)	(3,540)	2,480
Call - OTC 5-Year IRS	GLM	3M USD-LIBOR	Receive	1.6500	1/22/2015	(400)	(5,164)	(2,761)	(2,403)
Put - OTC 5-Year IRS	GLM	3M USD-LIBOR	Receive	2.0000	1/22/2015	(400)	(146)	(2,151)	2,005
Put - OTC 30-Year IRS	MYC	3M USD-LIBOR	Receive	3.2400	2/6/2015	(800)	(3,087)	(10,520)	7,433
Call - OTC 5-Year IRS	MYC	3M USD-LIBOR	Receive	3.4100	11/9/2015	(4,300)	(82,517)	(65,981)	(16,536)
Call - OTC 5-Year IRS	MYC	3M USD-LIBOR	Receive	3.4100	11/24/2015	(4,400)	(85,206)	(66,061)	(19,145)
Put - OTC 5-Year IRS	BOA	3M USD-LIBOR	Receive	4.0000	4/25/2016	(7,200)	(14,083)	(72,402)	58,319
Put - OTC 5-Year IRS	CBK	3M USD-LIBOR	Receive	5.2000	7/29/2016	(1,500)	(980)	(18,373)	17,393
Put - OTC 5-Year IRS	MYC	3M USD-LIBOR	Receive	3.5500	10/27/2017	(5,900)	(89,940)	(101,294)	11,354
Put - OTC 5-Year IRS	DEU	3M USD-LIBOR	Receive	3.4600	11/27/2017	(1,300)	(22,101)	(23,730)	1,629
Put - OTC 5-Year IRS	DEU	3M USD-LIBOR	Receive	3.5250	11/27/2017	(1,700)	(351)	(35,080)	34,729

							$(319,173)	$(438,701)	$119,528

European Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call- IRS EUR	BNP	6M EUR-EURIBOR	Pay	3.0800	12/10/2014	(691)	$—	$(1,217)	$1,217
Call- IRS USD	DEU	3M USD-LIBOR	Pay	2.0500	12/19/2014	(2,084)	(76)	(20,001)	19,925
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	3.2000	12/24/2014	(707)	—	(9,832)	9,832
Call- IRS EUR	FBF	6M EUR-EURIBOR	Pay	3.0500	12/29/2014	(707)	—	(1,686)	1,686
Put- IRS BRL	GLM	6M BRL-CPI	Receive	11.3000	1/2/2015	(16,059)	(81)	(3,460)	3,379
Call- IRS EUR	BRC	6M EUR-EURIBOR	Pay	3.0000	1/12/2015	(695)	—	(1,299)	1,299
Call- IRS EUR	GLM	6M EUR-EURIBOR	Receive	3.0000	1/12/2015	(348)	—	(851)	851
Put- IRS GBP	BRC	6M GBP-LIBOR	Pay	3.5000	1/23/2015	(751)	—	(20,864)	20,864
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.5000	1/30/2015	(751)	—	(15,433)	15,433
Call- IRS GBP	GLM	6M GBP-LIBOR	Pay	3.9000	2/9/2015	(692)	(18)	(1,431)	1,413
Put- IRS EUR	DUB	6M EUR-EURIBOR	Receive	2.3000	3/30/2015	(1,667)	(91,088)	(10,145)	(80,943)
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	0.7500	4/1/2015	(4,666)	(94)	(21,930)	21,836
Call- IRS EUR	JPM	6M EUR-EURIBOR	Pay	0.7500	4/2/2015	(4,696)	(97)	(22,988)	22,891

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	2.7500	5/5/2015	(850)	$(2,662)	$(10,179)	$7,517
Call- IRS USD	GLM	3M USD-LIBOR	Pay	2.8500	5/5/2015	(1,436)	(7,131)	(18,525)	11,394
Call- IRS USD	JPM	3M USD-LIBOR	Pay	3.2000	5/11/2015	(1,351)	(2,296)	(30,791)	28,495
Call- IRS USD	GLM	3M USD-LIBOR	Pay	3.2000	5/12/2015	(1,013)	(1,750)	(23,603)	21,853
Call- IRS EUR	GLM	6M EUR-EURIBOR	Pay	0.7200	5/21/2015	(1,616)	(12,449)	(14,844)	2,395
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/8/2015	(583)	(345)	(18,365)	18,020
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/8/2015	(399)	(236)	(12,768)	12,532
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.5700	6/15/2015	(3,504)	(131)	(19,017)	18,886
Call- IRS GBP	JPM	6M GBP-LIBOR	Pay	3.2500	6/16/2015	(701)	(752)	(21,611)	20,859
Call- IRS GBP	JPM	6M GBP-LIBOR	Pay	3.2500	6/16/2015	(1,051)	(1,128)	(33,562)	32,434
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.6000	7/1/2015	(419)	(254)	(11,927)	11,673
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.1000	8/7/2015	(519)	(1,783)	(14,410)	12,627
Put- IRS USD	JPM	3M USD-LIBOR	Receive	2.6313	8/14/2015	(1,344)	(37,922)	(21,504)	(16,418)
Put- IRS USD	FBF	3M USD-LIBOR	Receive	2.5800	8/17/2015	(683)	(17,787)	(10,450)	(7,337)
Call- IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.7500	8/20/2015	(684)	(1,049)	(4,292)	3,243
Put- IRS USD	FBF	3M USD-LIBOR	Pay	5.0500	8/24/2015	(2,020)	(101)	(16,659)	16,558
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.2000	8/28/2015	(1,503)	(4,942)	(23,705)	18,763
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	9/25/2015	(701)	(1,394)	(31,943)	30,549
Put- IRS USD	GLM	3M USD-LIBOR	Receive	3.0000	10/1/2015	(726)	(39,044)	(23,813)	(15,231)
Put- IRS USD	GLM	3M USD-LIBOR	Receive	2.0000	10/1/2015	(2,178)	(21,883)	(11,111)	(10,772)
Call- IRS GBP	GLM	6M GBP-LIBOR	Pay	3.2500	11/5/2015	(707)	(3,737)	(7,788)	4,051
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.2200	11/9/2015	(1,332)	(2,416)	(3,264)	848
Call- IRS JPY	FBF	6M JPY-LIBOR	Pay	0.2190	11/12/2015	(425,514)	(2,283)	(3,769)	1,486
Call- IRS JPY	GLM	6M JPY-LIBOR	Pay	0.2300	11/12/2015	(638,271)	(3,424)	(6,263)	2,839
Call- IRS JPY	JPM	6M JPY-LIBOR	Pay	0.2300	11/12/2015	(425,514)	(2,428)	(3,649)	1,221
Put- IRS JPY	FBF	6M JPY-LIBOR	Receive	0.2300	11/12/2015	(425,514)	(6,677)	(3,990)	(2,687)
Put- IRS JPY	GLM	6M JPY-LIBOR	Receive	0.2300	11/12/2015	(638,271)	(10,016)	(6,263)	(3,753)
Put- IRS JPY	JPM	6M JPY-LIBOR	Receive	0.2190	11/12/2015	(425,514)	(6,035)	(3,649)	(2,386)
Put- IRS USD	MSC	3M USD-LIBOR	Receive	1.2500	11/19/2015	(1,616)	(3,480)	(1,697)	(1,783)
Put- IRS USD	DUB	3M USD-LIBOR	Pay	5.2650	1/7/2016	(742)	(306)	(16,313)	16,007
Put- IRS USD	FBF	3M USD-LIBOR	Pay	2.7500	1/19/2016	(3,806)	(5,207)	(28,199)	22,992
Put- IRS GBP	FBF	6M GBP-LIBOR	Pay	2.4300	2/18/2016	(3,662)	(172)	(47,995)	47,823
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.4000	4/15/2016	(4,355)	(15,306)	(73,035)	57,729
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	2.9300	5/31/2016	(757)	(85,642)	(30,866)	(54,776)
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	2.9200	6/2/2016	(757)	(85,212)	(30,835)	(54,377)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.3000	11/4/2016	(3,527)	(28,816)	(44,032)	15,216
Call- IRS JPY	DUB	6M JPY-LIBOR	Pay	0.8550	11/28/2016	(109,760)	(18,434)	(18,100)	(334)
Call- IRS USD	DEU	3M USD-LIBOR	Pay	4.4100	3/27/2017	(1,348)	(6,328)	(21,775)	15,447
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	4.0000	9/26/2017	(2,803)	(25,872)	(103,173)	77,301
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	4.0000	9/26/2017	(701)	(6,470)	(26,125)	19,655
Put- IRS GBP	GLM	6M GBP-LIBOR	Receive	2.6000	10/30/2017	(667)	(80,786)	(48,733)	(32,053)
Put- IRS GBP	GLM	6M GBP-LIBOR	Receive	2.4000	10/30/2017	(667)	(100,819)	(61,985)	(38,834)
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	2.6000	10/30/2017	(664)	(80,362)	(48,902)	(31,460)
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	2.6000	10/30/2017	(664)	(100,290)	(61,659)	(38,631)
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	2.4000	10/30/2017	(1,327)	(160,724)	(96,954)	(63,770)
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	2.4000	10/30/2017	(1,327)	(200,580)	(122,894)	(77,686)
Call- IRS JPY	FBF	6M JPY-LIBOR	Receive	0.4000	4/10/2018	(980,858)	(27,887)	(23,067)	(4,820)
Call- IRS JPY	FBF	6M JPY-LIBOR	Receive	0.4000	4/11/2018	(495,050)	(14,075)	(11,984)	(2,091)
Call- IRS USD	JPM	3M USD-LIBOR	Pay	4.3138	5/1/2018	(5,890)	(24,188)	(52,902)	28,714
Call- IRS USD	BNP	3M USD-LIBOR	Pay	4.2900	5/8/2018	(2,904)	(12,231)	(25,550)	13,319
Put- IRS USD	DUB	3M USD-LIBOR	Pay	5.0450	2/12/2019	(4,152)	(34,282)	(98,857)	64,575
Put- IRS JPY	BRC	6M JPY-LIBOR	Pay	5.0000	2/13/2019	(244,422)	(11,961)	(33,300)	21,339
Put- IRS JPY	BRC	6M JPY-LIBOR	Pay	5.0000	2/13/2019	(249,379)	(15,945)	(34,029)	18,084
Put- IRS USD	DEU	3M USD-LIBOR	Pay	5.1350	3/5/2019	(5,515)	(43,917)	(118,065)	74,148
Call- IRS USD*	GLM	3M USD-LIBOR	Receive	1.0000	8/15/2019	(43,000)	(157,242)	(137,600)	(19,642)
Put- IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.7600	12/16/2020	(1,905)	(18,388)	(79,521)	61,133
Put- IRS EUR	DUB	6M EUR-EURIBOR	Pay	4.1900	12/18/2023	(1,957)	(30,935)	(75,523)	44,588
Put- IRS EUR	DUB	6M EUR-EURIBOR	Receive	1.9100	9/2/2024	(727)	(52,083)	(50,678)	(1,405)

							$(1,731,449)	$(2,167,199)	$435,750

European Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000’s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC USD versus JPY	BRC	109.5000	11/28/2014	(1,071)	(14,115)	(83,468)	(69,353)
Put - OTC EUR versus GBP	DUB	0.7790	11/28/2014	(19)	(7,010)	—	7,010
Put - OTC USD versus JPY	BRC	109.5000	11/28/2014	(1,071)	(14,651)	—	14,651
Put - OTC EUR versus USD	BRC	1.2775	12/3/2014	(2,045)	(8,947)	(67,852)	(58,905)
Put - OTC EUR versus USD	JPM	1.3000	12/3/2014	(1,013)	(27,781)	(56,348)	(28,567)
Call - OTC GBP versus AUD	DUB	1.8500	12/4/2014	(200)	(1,617)	(840)	777
Put - OTC GBP versus AUD	DUB	1.8200	12/4/2014	(200)	(1,617)	(503)	1,114
Put - OTC EUR versus USD	DUB	1.2375	12/5/2014	(1,805)	(11,417)	(8,135)	3,282
Put - OTC EUR versus USD	JPM	1.2657	12/5/2014	(682)	(5,125)	(15,255)	(10,130)
Put - OTC EUR versus GBP	DUB	0.7805	12/8/2014	(3,424)	(21,902)	(1,704)	20,198
Put - OTC EUR versus GBP	BRC	0.7940	12/8/2014	(685)	(4,932)	(3,146)	1,786
Call - OTC USD versus JPY	UAG	110.5000	12/10/2014	(2,853)	(13,625)	(198,283)	(184,658)
Call - OTC USD versus JPY	BRC	107.5000	12/10/2014	(713)	(25,638)	(67,577)	(41,939)
Call - OTC USD versus JPY	MSC	107.5000	12/10/2014	(713)	(30,317)	(67,577)	(37,260)
Put - OTC EUR versus CZK	UAG	27.1200	12/12/2014	(1,916)	(18,396)	(107)	18,289
Put - OTC EUR versus CZK	JPM	27.4500	12/12/2014	(383)	(2,592)	(333)	2,259
Put - OTC EUR versus CZK	JPM	27.4500	12/12/2014	(383)	(2,596)	(333)	2,263
Put - OTC EUR versus CZK	UAG	27.0000	12/15/2014	(1,577)	(15,643)	(112)	15,531
Call - OTC AUD versus NZD	JPM	1.1035	12/18/2014	(1,249)	(12,878)	(1,736)	11,142
Call - OTC AUD versus NZD	BRC	1.1040	12/18/2014	(1,249)	(13,225)	(1,661)	11,564
Put - OTC AUD versus NZD	JPM	1.1035	12/18/2014	(1,249)	(12,065)	(19,907)	(7,842)
Put - OTC AUD versus NZD	BRC	1.1040	12/18/2014	(1,249)	(12,677)	(20,322)	(7,645)
Call - OTC EUR versus NOK	GLM	8.4853	12/19/2014	(2,894)	(30,570)	(111,767)	(81,197)
Put - OTC EUR versus NOK	GLM	7.9300	12/19/2014	(2,894)	(11,045)	(4)	11,041
Put - OTC EUR versus NOK	DUB	8.1800	12/19/2014	(2,894)	(14,764)	(115)	14,649
Call - OTC NOK versus SEK	BRC	1.0910	1/16/2015	(6,850)	(12,340)	(2,568)	9,772
Put - OTC NOK versus SEK	BRC	1.0910	1/16/2015	(6,850)	(10,885)	(31,291)	(20,406)
Call - OTC EUR versus NOK	GLM	8.5000	1/20/2015	(1,024)	(13,022)	(40,787)	(27,765)
Put - OTC EUR versus JPY	BRC	134.0000	1/20/2015	(1,024)	(4,400)	(554)	3,846
Put - OTC AUD versus USD	HUB	0.8690	1/21/2015	(30)	(9,892)	(834)	9,058
Call - OTC EUR versus AUD	CBK	1.4650	1/22/2015	(606)	(6,451)	(11,141)	(4,690)
Call - OTC NOK versus SEK	GLM	1.0955	1/22/2015	(6,935)	(13,614)	(2,312)	11,302
Call - OTC USD versus JPY	BRC	107.0000	1/22/2015	(1,087)	(15,989)	(107,030)	(91,041)
Put - OTC EUR versus AUD	CBK	1.4250	1/22/2015	(606)	(4,349)	(2,364)	1,985
Put - OTC NOK versus SEK	GLM	1.0955	1/22/2015	(6,935)	(13,613)	(35,784)	(22,171)
Put - OTC USD versus JPY	BRC	107.0000	1/22/2015	(1,087)	(17,348)	(230)	17,118
Call - OTC USD versus JPY	JPM	111.4500	2/3/2015	(992)	(18,971)	(61,908)	(42,937)
Put - OTC USD versus JPY	JPM	111.4500	2/3/2015	(992)	(17,814)	(1,745)	16,069
Call - OTC EUR versus EUR	DUB	0.0000	2/4/2015	(22)	(7,305)	(1,634)	5,671
Call - OTC USD versus JPY	HUB	112.9300	2/4/2015	(847)	(17,556)	(43,345)	(25,789)
Put - OTC AUD versus NZD	FBF	1.0950	2/4/2015	(300)	(1,552)	(4,065)	(2,513)
Put - OTC USD versus JPY	HUB	112.9300	2/4/2015	(847)	(16,481)	(2,543)	13,938
Call - OTC EUR versus CAD	FBF	1.4600	2/5/2015	(300)	(2,561)	(1,820)	741
Put - OTC EUR versus CAD	FBF	1.4000	2/5/2015	(300)	(2,285)	(2,566)	(281)
Call - OTC NOK versus SEK	MSC	1.0900	2/13/2015	(6,713)	(13,458)	(4,060)	9,398
Put - OTC NOK versus SEK	MSC	1.0900	2/13/2015	(6,713)	(13,458)	(32,284)	(18,826)
Call - OTC USD versus MXN	BOA	13.9000	3/5/2015	(475)	(4,702)	(9,269)	(4,567)
Put - OTC NOK versus SEK	UAG	1.0055	3/20/2015	(7,238)	(11,907)	(3,083)	8,824
Put - OTC NOK versus SEK	UAG	0.9935	3/23/2015	(7,279)	(9,093)	(2,099)	6,994
Call - OTC NZD versus CAD	JPM	0.9210	4/9/2015	(1,488)	(3,330)	(7,500)	(4,170)
Put - OTC NZD versus CAD	JPM	0.9210	4/9/2015	(1,488)	(93,252)	(51,228)	42,024
Call - OTC EUR versus NOK	UAG	8.4190	4/21/2015	(1,299)	(31,364)	(75,535)	(44,171)
Put - OTC EUR versus NOK	UAG	8.4190	4/21/2015	(1,299)	(29,670)	(7,371)	22,299
Call - OTC EUR versus USD	BRC	1.4500	4/22/2015	(1,614)	(22,045)	(181)	21,864
Put - OTC USD versus EUR	JPM	0.7813	5/28/2015	(847)	(10,776)	(10,776)	—
Call - OTC USD versus BRL	GLM	2.6500	5/29/2015	(1,551)	(47,306)	(72,505)	(25,199)
Put - OTC USD versus EUR	HUB	0.7859	5/29/2015	(690)	(9,574)	(9,573)	1
Put - OTC AUD versus USD	BRC	0.8600	6/29/2015	(1,435)	(17,176)	(53,552)	(36,376)
Put - OTC AUD versus USD	GLM	0.8600	6/29/2015	(1,435)	(16,730)	(53,552)	(36,822)
Put - OTC AUD versus USD	UAG	0.9000	6/29/2015	(1,435)	(49,704)	(95,809)	(46,105)
Put - OTC AUD versus USD	JPM	0.9000	6/29/2015	(1,435)	(53,686)	(95,809)	(42,123)
Call - OTC EUR versus USD	MSC	1.3800	9/2/2015	(1,603)	(22,507)	(5,044)	17,463
Put - OTC EUR versus USD	DUB	1.3050	9/2/2015	(1,603)	(40,432)	(35,504)	4,928
Call - OTC NOK versus SEK	BRC	1.1400	10/16/2015	(8,534)	(12,353)	(6,419)	5,934
Put - OTC NOK versus SEK	BRC	1.0355	10/16/2015	(8,534)	(13,520)	(24,128)	(10,608)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000’s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put - OTC EUR versus USD	GLM	1.2000	4/17/2019	(714)	$(24,053)	$(33,821)	$(9,768)
Call - OTC EUR versus USD	GLM	1.5647	4/19/2019	(714)	(47,835)	(18,457)	29,378

					$(1,139,504)	$(1,789,165)	$(649,661)

European Credit Default Swaptions (Written)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000’s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put - CDS EUR ITRAXX	FBF	0.7500	12/17/2014	(3,600)	$(339)	$(1,012)	$673
Call - CDS EUR ITRAXX	GLM	0.6000	12/17/2014	(5,100)	(10,613)	(6,590)	(4,023)
Call - CDS USD CDX	BOA	0.6000	12/17/2014	(20,000)	(9,366)	(14,250)	4,884

					$(20,318)	$(21,852)	$1,534

Options on Exchange-Traded Futures Contracts:

Description	Curr	Exercise Price	Expiration Date	Number of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put - 10-year US Treasury Future Option	USD	125.5000	12/26/2014	13	$(2,234)	$(2,234)	$—
Put - 10-year US Treasury Future Option	USD	124.5000	12/26/2014	50	(8,594)	(3,125)	5,469
Call - Euro Bund February Future Option	EUR	154.5000	1/23/2015	17	(6,881)	(11,423)	(4,542)
Call - Euro Bund February Future Option	EUR	155.0000	1/23/2015	13	(3,559)	(6,147)	(2,588)
Put - Euro Bund February Future Option	EUR	150.0000	1/23/2015	13	(2,750)	(1,456)	1,294
Put - Euro Bund February Future Option	EUR	150.5000	1/23/2015	17	(5,499)	(2,538)	2,961
Call - Euro Bund March Future Option	EUR	154.5000	2/20/2015	26	(16,500)	(24,911)	(8,411)
Put - Euro Bund March Option	EUR	150.0000	2/20/2015	26	(10,676)	(5,823)	4,853
Put - 5-year US Treasury Future Option	USD	116.7500	2/20/2015	40	(5,000)	(3,125)	1,875
Put - 10-year US Treasury Future Option	USD	123.5000	2/20/2015	40	(13,750)	(7,500)	6,250
Call - 10-year US Treasury Future Option	USD	128.5000	2/20/2015	40	(13,750)	(25,625)	(11,875)
Put - 3-Mo Euribor Interest Rate Future Option	EUR	98.6250	6/15/2015	60	(36,396)	—	36,396
Call - 1-year Eurodollar Future Option	USD	99.6250	9/14/2015	52	(9,650)	(7,800)	1,850
Put - 1-year Eurodollar Future Option	USD	99.0000	9/14/2015	40	(25,000)	(3,000)	22,000
Put - 3-Mo Euribor Interest Rate Future Option	EUR	99.3750	3/14/2016	160	(52,260)	(13,687)	38,573
Put - 3-Mo Euribor Interest Rate Future Option	EUR	99.6250	6/13/2016	170	(23,798)	(27,764)	(3,966)

					$(236,297)	$(146,158)	$90,139

Options on Equity Indices:

Description	Counterparty	Currency	Exercise Price	Expiration Date	Notional (000s)	Fair Value	Cost	Unrealized Appreciation (Depreciation)
Put- OTC Nikkei	GST	JPY	16,250	12/12/2014	(131)	$(36)	$(286)	$250
Put- OTC Nikkei	GST	JPY	16,250	12/12/2014	(168)	(47)	(327)	280
Put- OTC Nikkei	CBK	JPY	16,250	12/12/2014	(1,634)	(454)	(3,487)	3,033
Put- OTC Nikkei	CBK	JPY	16,250	12/12/2014	(3,553)	(987)	(6,839)	5,852
Put- OTC SPX	MSC	USD	1,950	1/17/2015	(4)	(3,800)	(4,748)	948

						$(5,324)	$(15,687)	$10,363

*	Floor Transaction – A transaction in which one party pays a single or periodic amount and the other party pays periodic amounts of the same currency based on the excess, if any, of a specific per annum rate (in the case of an interest rate floor) or a specific price (in the case of a commodity floor) over a specific floating rate (in the case of an interest rate floor) or commodity price (in the case of a commodity floor).
**	Knockout FX Options – An option with a built in mechanism to expire worthless, should a specified price level be exceeded. A knock-out option sets a cap to the level an option can reach, in favor of the holder. As knock-out options limit the profit potential for the option buyer, they can be purchased for a smaller premium than an equivalent option without a knock-out stipulation.
***	Digital Option – An option whose payout is fixed after the underlying stock exceeds the predetermined threshold or strike price.
****	Knock-In Option – A latent option contract that begins to function as a normal option (“knocks in”) only once a certain price level is reached before expiration

Forward Currency Contracts Open at November 30, 2014

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	BRL	739,005	12/2/2014	BCC	$—	$(1,371)	$(1,371)
Sell	BRL	739,005	12/2/2014	BCC	6,936	—	6,936
Buy	BRL	725,599	2/3/2015	BCC	—	(7,164)	(7,164)
Sell	CNY	133,805	4/7/2016	BCC	—	(2,684)	(2,684)
Buy	INR	353,697	12/15/2014	BNP	—	(3,003)	(3,003)
Sell	BRL	391,096	3/12/2015	BNP	32,612	—	32,612
Buy	BRL	1,536,159	12/2/2014	BOA	—	(43,576)	(43,576)
Buy	EUR	2,651,602	12/2/2014	BOA	—	(683)	(683)
Sell	JPY	138,198	12/2/2014	BOA	6,369	—	6,369
Sell	JPY	287,351	12/2/2014	BOA	5,446	—	5,446
Sell	BRL	1,536,159	12/2/2014	BOA	2,850	—	2,850
Sell	GBP	863,287	12/11/2014	BOA	28,193	—	28,193
Sell	GBP	849,211	12/11/2014	BOA	18,358	—	18,358
Sell	MXN	216,958	12/18/2014	BOA	9,944	—	9,944
Buy	AUD	769,442	1/5/2015	BOA	—	(17,102)	(17,102)
Buy	EUR	792,767	1/5/2015	BOA	2,341	—	2,341
Sell	NZD	375,000	1/5/2015	BOA	1,568	—	1,568
Sell	AUD	775,387	1/5/2015	BOA	11,607	—	11,607
Buy	NOK	361,589	2/12/2015	BOA	—	(13,327)	(13,327)
Sell	MXN	1,503,125	2/19/2015	BOA	40,665	—	40,665
Buy	INR	598,049	2/26/2015	BOA	—	(1,951)	(1,951)
Buy	EUR	3,787,027	12/1/2014	BRC	—	(29,712)	(29,712)
Buy	NOK	411,813	12/1/2014	BRC	—	(15,717)	(15,717)
Sell	EUR	317,296	12/1/2014	BRC	10,816	—	10,816
Sell	EUR	466,612	12/1/2014	BRC	9,253	—	9,253
Sell	NOK	411,813	12/1/2014	BRC	39,546	—	39,546
Sell	EUR	3,003,117	12/1/2014	BRC	220,238	—	220,238
Sell	EUR	124,430	12/1/2014	BRC	9,125	—	9,125
Buy	BRL	2,985,945	12/2/2014	BRC	—	(5,540)	(5,540)
Buy	BRL	1,492,972	12/2/2014	BRC	—	(84,149)	(84,149)
Buy	EUR	452,925	12/2/2014	BRC	—	(693)	(693)
Sell	BRL	1,492,972	12/2/2014	BRC	2,770	—	2,770
Sell	BRL	2,985,945	12/2/2014	BRC	148,802	—	148,802
Sell	AUD	140,465	12/2/2014	BRC	1,018	—	1,018
Sell	JPY	2,927,906	12/2/2014	BRC	298,249	—	298,249
Buy	GBP	89,147	12/4/2014	BRC	—	(2,267)	(2,267)
Buy	EUR	116,965	12/4/2014	BRC	54	—	54
Buy	EUR	3,111	12/4/2014	BRC	7	—	7
Buy	GBP	94,621	12/4/2014	BRC	—	(2,264)	(2,264)
Buy	EUR	248,862	12/4/2014	BRC	—	(6,403)	(6,403)
Buy	EUR	113,232	12/4/2014	BRC	—	(3,091)	(3,091)
Buy	GBP	321,399	12/4/2014	BRC	—	(10,492)	(10,492)
Buy	GBP	479,361	12/4/2014	BRC	—	(13,031)	(13,031)
Buy	GBP	45,356	12/4/2014	BRC	—	(1,292)	(1,292)
Sell	GBP	77,417	12/4/2014	BRC	1,076	—	1,076
Sell	GBP	90,711	12/4/2014	BRC	3,413	—	3,413
Sell	GBP	1,385,690	12/4/2014	BRC	52,143	—	52,143
Sell	EUR	482,171	12/4/2014	BRC	20,199	—	20,199
Sell	GBP	93,057	12/4/2014	BRC	2,232	—	2,232
Sell	GBP	3,910	12/4/2014	BRC	9	—	9
Sell	INR	355,317	12/15/2014	BRC	1,283	—	1,283
Buy	MXN	607,642	12/18/2014	BRC	—	(19,358)	(19,358)
Buy	AUD	85,011	12/22/2014	BRC	—	(1,849)	(1,849)
Buy	NOK	57,766	1/16/2015	BRC	—	(2,252)	(2,252)
Sell	ZAR	945,342	1/16/2015	BRC	—	(25,886)	(25,886)
Sell	EUR	393,309	1/16/2015	BRC	3,392	—	3,392
Sell	EUR	746,789	1/16/2015	BRC	6,441	—	6,441
Sell	KRW	160,199	1/23/2015	BRC	7,801	—	7,801
Sell	NZD	131,618	1/30/2015	BRC	—	(1,118)	(1,118)
Buy	SEK	195,204	2/13/2015	BRC	—	(612)	(612)
Buy	NOK	196,649	2/13/2015	BRC	—	(12,140)	(12,140)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	NOK	196,641	2/13/2015	BRC	$—	$(10,224)	$(10,224)
Buy	EUR	202,926	2/13/2015	BRC	—	(490)	(490)
Buy	EUR	412,699	2/13/2015	BRC	429	—	429
Buy	SEK	168,489	2/13/2015	BRC	62	—	62
Sell	EUR	195,456	2/13/2015	BRC	360	—	360
Sell	EUR	202,926	2/13/2015	BRC	5,863	—	5,863
Sell	EUR	202,926	2/13/2015	BRC	3,939	—	3,939
Sell	NOK	196,166	2/13/2015	BRC	7,250	—	7,250
Sell	CAD	411,932	2/13/2015	BRC	337	—	337
Sell	NOK	162,496	2/13/2015	BRC	5,931	—	5,931
Sell	GBP	93,793	2/13/2015	BRC	316	—	316
Buy	EUR	199,221	3/3/2015	BRC	475	—	475
Sell	EUR	3,846,829	3/3/2015	BRC	30,011	—	30,011
Sell	NOK	422,639	3/3/2015	BRC	16,050	—	16,050
Sell	EUR	215,407	3/3/2015	BRC	—	(645)	(645)
Buy	EUR	482,506	2/20/2019	BRC	—	(7,689)	(7,689)
Sell	EUR	482,506	2/20/2019	BRC	40,649	—	40,649
Buy	AUD	80,874	12/2/2014	CBK	—	(1,909)	(1,909)
Buy	AUD	2,174,220	12/2/2014	CBK	—	(15,499)	(15,499)
Sell	GBP	200,972	12/4/2014	CBK	7,237	—	7,237
Buy	JPY	1,651,845	12/9/2014	CBK	—	(141,315)	(141,315)
Sell	JPY	22,080,790	12/9/2014	CBK	2,894,545	—	2,894,545
Sell	MXN	21,237	12/18/2014	CBK	841	—	841
Buy	BRL	2,334,894	1/5/2015	CBK	—	(231,013)	(231,013)
Sell	BRL	5,840,640	1/5/2015	CBK	577,869	—	577,869
Sell	AUD	2,169,045	1/5/2015	CBK	15,367	—	15,367
Sell	NZD	11,440,782	1/16/2015	CBK	397,168	—	397,168
Buy	CHF	10,164,465	1/23/2015	CBK	—	(19,015)	(19,015)
Sell	CHF	10,568,556	1/23/2015	CBK	203,722	—	203,722
Sell	PLN	1,602,366	1/27/2015	CBK	8,541	—	8,541
Buy	MXN	415,470	2/5/2015	CBK	—	(9,164)	(9,164)
Sell	MXN	60,671	2/5/2015	CBK	1,907	—	1,907
Sell	EUR	10,220,731	2/10/2015	CBK	20,013	—	20,013
Sell	EUR	16,333,251	2/10/2015	CBK	150,717	—	150,717
Sell	CHF	103,636	2/12/2015	CBK	—	(302)	(302)
Buy	INR	58,379	2/26/2015	CBK	—	(621)	(621)
Buy	CNY	133,805	4/7/2016	CBK	—	(6,195)	(6,195)
Buy	BRL	44,305	12/2/2014	DUB	—	(1,195)	(1,195)
Buy	EUR	163,003	12/2/2014	DUB	—	(1,954)	(1,954)
Buy	BRL	519,632	12/2/2014	DUB	—	(22,368)	(22,368)
Buy	JPY	2,136,176	12/2/2014	DUB	—	(76,376)	(76,376)
Buy	EUR	6,044,046	12/2/2014	DUB	—	(34,587)	(34,587)
Buy	BRL	2,415,111	12/2/2014	DUB	—	(4,481)	(4,481)
Sell	BRL	44,305	12/2/2014	DUB	82	—	82
Sell	AUD	151,957	12/2/2014	DUB	3,361	—	3,361
Sell	BRL	636,357	12/2/2014	DUB	25,643	—	25,643
Sell	EUR	146,827	12/2/2014	DUB	665	—	665
Sell	EUR	1,341,355	12/2/2014	DUB	3,610	—	3,610
Sell	BRL	2,298,385	12/2/2014	DUB	—	(29,327)	(29,327)
Sell	EUR	165,492	12/2/2014	DUB	3,218	—	3,218
Buy	GBP	154,052	12/4/2014	DUB	—	(4,754)	(4,754)
Sell	GBP	89,929	12/4/2014	DUB	1,933	—	1,933
Buy	JPY	166,830	12/15/2014	DUB	—	(27,170)	(27,170)
Buy	TRY	371,044	12/15/2014	DUB	14,294	—	14,294
Buy	TRY	371,108	12/15/2014	DUB	14,358	—	14,358
Sell	JPY	165,435	12/15/2014	DUB	28,565	—	28,565
Buy	NOK	201,928	12/23/2014	DUB	—	(28,057)	(28,057)
Buy	EUR	215,909	12/23/2014	DUB	—	(15,843)	(15,843)
Sell	EUR	215,909	12/23/2014	DUB	14,075	—	14,075
Sell	NOK	204,525	12/23/2014	DUB	27,228	—	27,228
Sell	EUR	6,045,173	1/5/2015	DUB	34,480	—	34,480
Buy	EUR	544,534	1/16/2015	DUB	—	(5,892)	(5,892)
Sell	CLP	746,748	1/16/2015	DUB	9,105	—	9,105
Buy	NOK	187,446	1/23/2015	DUB	—	(5,407)	(5,407)
Buy	EUR	827,118	1/23/2015	DUB	—	(2,277)	(2,277)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CAD	163,409	1/23/2015	DUB	$—	$(91)	$(91)
Buy	MXN	131,216	1/23/2015	DUB	—	(3,284)	(3,284)
Buy	EUR	903,047	1/23/2015	DUB	—	(16,802)	(16,802)
Sell	SEK	191,174	1/23/2015	DUB	1,679	—	1,679
Sell	GBP	823,605	1/23/2015	DUB	5,791	—	5,791
Sell	EUR	371,550	1/23/2015	DUB	273	—	273
Sell	JPY	650,745	1/23/2015	DUB	69,255	—	69,255
Sell	JPY	650,963	1/23/2015	DUB	69,037	—	69,037
Buy	CAD	666,157	1/26/2015	DUB	—	(8,377)	(8,377)
Buy	JPY	321,242	1/26/2015	DUB	—	(12,336)	(12,336)
Buy	JPY	88,147	1/26/2015	DUB	—	(3,385)	(3,385)
Buy	KRW	162,086	1/26/2015	DUB	—	(5,914)	(5,914)
Sell	JPY	646,660	1/26/2015	DUB	27,875	—	27,875
Sell	CAD	333,079	1/26/2015	DUB	499	—	499
Sell	CAD	90,800	1/26/2015	DUB	732	—	732
Sell	KRW	160,271	1/26/2015	DUB	7,729	—	7,729
Buy	BRL	2,256,691	2/3/2015	DUB	27,868	—	27,868
Buy	NOK	196,587	2/13/2015	DUB	—	(12,136)	(12,136)
Buy	EUR	406,474	2/13/2015	DUB	—	(10,172)	(10,172)
Buy	EUR	202,926	2/13/2015	DUB	—	(2,805)	(2,805)
Buy	EUR	103,019	2/13/2015	DUB	107	—	107
Buy	GBP	203,821	2/13/2015	DUB	—	(220)	(220)
Buy	SEK	195,122	2/13/2015	DUB	—	(612)	(612)
Sell	EUR	202,926	2/13/2015	DUB	5,797	—	5,797
Sell	GBP	404,044	2/13/2015	DUB	12,603	—	12,603
Sell	GBP	201,040	2/13/2015	DUB	4,691	—	4,691
Sell	NOK	99,988	2/13/2015	DUB	2,924	—	2,924
Sell	EUR	202,926	2/13/2015	DUB	1,116	—	1,116
Sell	EUR	195,456	2/13/2015	DUB	277	—	277
Sell	BRL	339,695	3/13/2015	DUB	8,443	—	8,443
Buy	CAD	528,657	2/25/2019	DUB	—	(19,961)	(19,961)
Sell	EUR	505,123	2/25/2019	DUB	43,495	—	43,495
Buy	GBP	490,766	3/12/2019	DUB	—	(26,131)	(26,131)
Buy	CAD	251,286	3/12/2019	DUB	—	(9,989)	(9,989)
Buy	EUR	469,821	3/12/2019	DUB	16,859	—	16,859
Sell	EUR	469,821	3/12/2019	DUB	47,075	—	47,075
Sell	EUR	234,911	3/12/2019	DUB	26,365	—	26,365
Sell	GBP	471,790	3/12/2019	DUB	—	(18,828)	(18,828)
Buy	GBP	479,461	3/14/2019	DUB	—	(24,695)	(24,695)
Buy	EUR	457,301	3/14/2019	DUB	16,460	—	16,460
Sell	EUR	457,301	3/14/2019	DUB	46,855	—	46,855
Sell	GBP	459,871	3/14/2019	DUB	—	(19,030)	(19,030)
Buy	EUR	124,430	12/1/2014	FBF	—	(956)	(956)
Buy	DKK	86,706	12/1/2014	FBF	—	(636)	(636)
Sell	DKK	86,706	12/1/2014	FBF	6,182	—	6,182
Buy	BRL	770,293	12/2/2014	FBF	—	(15,581)	(15,581)
Buy	BRL	847,664	12/2/2014	FBF	—	(34,336)	(34,336)
Buy	EUR	44,795	12/2/2014	FBF	170	—	170
Buy	JPY	1,402,668	12/2/2014	FBF	—	(3,012)	(3,012)
Sell	JPY	185,388	12/2/2014	FBF	4,473	—	4,473
Sell	EUR	10,968,984	12/2/2014	FBF	272,461	—	272,461
Sell	BRL	1,617,956	12/2/2014	FBF	3,002	—	3,002
Buy	GBP	832,821	12/4/2014	FBF	—	(1,926)	(1,926)
Buy	EUR	108,255	12/4/2014	FBF	236	—	236
Sell	GBP	75,071	12/4/2014	FBF	1,641	—	1,641
Sell	EUR	108,255	12/4/2014	FBF	4,353	—	4,353
Buy	GBP	1,710,934	12/11/2014	FBF	—	(79,104)	(79,104)
Sell	TRY	45,553	12/15/2014	FBF	—	(1,737)	(1,737)
Sell	TRY	1,076,114	12/15/2014	FBF	—	(6,115)	(6,115)
Sell	MXN	99,442	12/18/2014	FBF	2,765	—	2,765
Sell	JPY	1,403,519	1/5/2015	FBF	3,107	—	3,107
Buy	GBP	2,923,275	1/8/2015	FBF	—	(98,813)	(98,813)
Sell	GBP	3,692,599	1/8/2015	FBF	173,138	—	173,138
Sell	EUR	2,320,488	1/8/2015	FBF	84,185	—	84,185
Sell	NOK	56,772	1/16/2015	FBF	4,522	—	4,522

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	GBP	166,520	1/16/2015	FBF	$3,537	$—	$3,537
Sell	EUR	718,785	1/16/2015	FBF	6,510	—	6,510
Sell	GBP	454,999	1/16/2015	FBF	9,664	—	9,664
Sell	NOK	56,772	1/16/2015	FBF	4,522	—	4,522
Buy	MXN	129,071	1/23/2015	FBF	—	(3,429)	(3,429)
Buy	KRW	162,086	1/26/2015	FBF	—	(5,914)	(5,914)
Buy	GBP	131,319	2/5/2015	FBF	—	(3,090)	(3,090)
Sell	EUR	15,561	2/5/2015	FBF	390	—	390
Buy	EUR	202,926	2/13/2015	FBF	—	(1,338)	(1,338)
Buy	GBP	204,716	2/13/2015	FBF	—	(162)	(162)
Sell	NOK	195,489	2/13/2015	FBF	8,775	—	8,775
Sell	EUR	203,548	2/13/2015	FBF	1,330	—	1,330
Buy	INR	435,657	2/26/2015	FBF	—	(5,343)	(5,343)
Buy	EUR	39,844	3/2/2015	FBF	—	(17)	(17)
Buy	EUR	35,859	3/2/2015	FBF	—	(15)	(15)
Sell	PLN	40,257	3/2/2015	FBF	—	(397)	(397)
Sell	HUF	35,849	3/2/2015	FBF	25	—	25
Sell	TRY	41,052	3/2/2015	FBF	—	(352)	(352)
Sell	ZAR	34,179	3/2/2015	FBF	—	(179)	(179)
Sell	NZD	15,062	3/2/2015	FBF	138	—	138
Sell	CLP	39,728	3/2/2015	FBF	872	—	872
Sell	EUR	75,703	3/2/2015	FBF	220	—	220
Sell	AUD	17,490	3/2/2015	FBF	410	—	410
Sell	MXN	49,510	3/2/2015	FBF	1,290	—	1,290
Buy	DKK	86,769	3/3/2015	FBF	—	(2,027)	(2,027)
Sell	DKK	86,769	3/3/2015	FBF	641	—	641
Sell	EUR	131,361	3/3/2015	FBF	1,006	—	1,006
Sell	GBP	103,928	3/13/2015	FBF	—	(2)	(2)
Sell	GBP	781,414	3/13/2015	FBF	1,774	—	1,774
Sell	EUR	108,335	3/13/2015	FBF	—	(243)	(243)
Buy	CAD	181,565	4/13/2015	FBF	—	(8,496)	(8,496)
Buy	NZD	172,937	4/13/2015	FBF	—	(20,245)	(20,245)
Sell	NZD	172,937	4/13/2015	FBF	17,123	—	17,123
Sell	CAD	178,104	4/13/2015	FBF	15,078	—	15,078
Buy	EUR	4,372,469	12/2/2014	GSC	—	(17,935)	(17,935)
Sell	EUR	1,106,182	12/2/2014	GSC	6,322	—	6,322
Sell	AUD	2,114,629	12/2/2014	GSC	73,775	—	73,775
Sell	EUR	770,365	1/5/2015	GSC	—	(375)	(375)
Sell	MXN	67,917	2/5/2015	GSC	2,083	—	2,083
Sell	BRL	23,566	12/4/2014	GST	2,434	—	2,434
Buy	TRY	370,424	12/15/2014	GST	13,924	—	13,924
Buy	EUR	236,801	4/23/2019	GST	—	(3,254)	(3,254)
Sell	AUD	86,711	12/22/2014	HUB	4,779	—	4,779
Buy	BRL	391,096	3/12/2015	HUB	—	(47,452)	(47,452)
Buy	BRL	339,695	3/13/2015	HUB	—	(41,166)	(41,166)
Sell	INR	170,877	5/12/2015	HUB	1,623	—	1,623
Buy	CLP	1,690,929	12/15/2014	HUS	—	(54,982)	(54,982)
Sell	CLP	251,177	12/15/2014	HUS	6,855	—	6,855
Buy	NZD	374,596	1/16/2015	HUS	—	(10,631)	(10,631)
Buy	NZD	343,380	1/16/2015	HUS	—	(2,731)	(2,731)
Buy	CLP	611,568	1/26/2015	HUS	—	(5,288)	(5,288)
Buy	PLN	80,118	1/27/2015	HUS	949	—	949
Sell	KRW	6,957,875	2/4/2015	HUS	180,991	—	180,991
Sell	KRW	288,036	2/4/2015	HUS	4,803	—	4,803
Buy	CZK	126,194	2/6/2015	HUS	571	—	571
Sell	CZK	3,268,417	2/6/2015	HUS	—	(7,625)	(7,625)
Buy	CLP	352,760	2/9/2015	HUS	—	(5,212)	(5,212)
Buy	EUR	385,923	2/10/2015	HUS	386	—	386
Buy	EUR	746,947	2/10/2015	HUS	1,654	—	1,654
Buy	AUD	4,934,164	2/12/2015	HUS	—	(25,335)	(25,335)
Sell	AUD	191,404	2/12/2015	HUS	992	—	992
Buy	CLP	4,408,635	2/23/2015	HUS	—	(177,385)	(177,385)
Buy	INR	3,641,236	2/26/2015	HUS	—	(47,321)	(47,321)
Buy	BRL	23,566	12/4/2014	JPM	—	(2,434)	(2,434)
Buy	JPY	969,195	12/9/2014	JPM	—	(87,461)	(87,461)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	JPY	691,078	12/9/2014	JPM	$—	$(82,377)	$(82,377)
Buy	JPY	724,789	12/9/2014	JPM	—	(23,274)	(23,274)
Buy	NZD	858,449	1/16/2015	JPM	11,116	—	11,116
Buy	NZD	382,400	1/16/2015	JPM	7,845	—	7,845
Sell	JPY	1,349,491	1/23/2015	JPM	—	(130,509)	(130,509)
Sell	JPY	1,276,624	1/23/2015	JPM	—	(123,376)	(123,376)
Buy	JPY	128,965	1/23/2015	JPM	—	(3,535)	(3,535)
Buy	MXN	285,575	1/23/2015	JPM	—	(7,108)	(7,108)
Sell	CAD	161,651	1/23/2015	JPM	—	(6,349)	(6,349)
Sell	MXN	163,374	1/23/2015	JPM	—	(126)	(126)
Sell	KRW	404,092	1/23/2015	JPM	3,133	—	3,133
Buy	NZD	128,272	1/23/2015	JPM	4,728	—	4,728
Buy	EUR	257,334	1/23/2015	JPM	9,166	—	9,166
Buy	EUR	531,497	1/23/2015	JPM	—	(1)	(1)
Buy	GBP	650,760	1/23/2015	JPM	69,240	—	69,240
Buy	NOK	651,200	1/23/2015	JPM	68,800	—	68,800
Buy	NOK	231,773	1/26/2015	JPM	—	(13,376)	(13,376)
Buy	SEK	131,221	1/26/2015	JPM	—	(3,279)	(3,279)
Sell	NOK	99,989	2/13/2015	JPM	2,923	—	2,923
Sell	NOK	196,174	2/13/2015	JPM	6,867	—	6,867
Sell	EUR	202,926	2/13/2015	JPM	82	—	82
Sell	SEK	95,081	2/13/2015	JPM	1,976	—	1,976
Sell	EUR	206,038	2/13/2015	JPM	3,807	—	3,807
Sell	EUR	195,456	2/13/2015	JPM	634	—	634
Buy	BRL	164,044	12/2/2014	MSC	—	(304)	(304)
Buy	BRL	1,492,972	12/2/2014	MSC	—	(17,580)	(17,580)
Buy	BRL	46,508	12/2/2014	MSC	708	—	708
Buy	BRL	42,867	12/2/2014	MSC	—	(2,633)	(2,633)
Buy	BRL	43,342	12/2/2014	MSC	—	(2,158)	(2,158)
Sell	BRL	1,492,972	12/2/2014	MSC	2,770	—	2,770
Sell	BRL	43,342	12/2/2014	MSC	80	—	80
Sell	BRL	42,867	12/2/2014	MSC	80	—	80
Sell	BRL	46,508	12/2/2014	MSC	86	—	86
Sell	BRL	164,044	12/2/2014	MSC	18,256	—	18,256
Buy	INR	353,799	12/15/2014	MSC	—	(2,801)	(2,801)
Buy	INR	178,861	1/7/2015	MSC	361	—	361
Buy	KRW	162,105	1/23/2015	MSC	—	(5,895)	(5,895)
Sell	AUD	285,575	1/23/2015	MSC	7,166	—	7,166
Buy	EUR	1,244,798	1/30/2015	MSC	—	(31,302)	(31,302)
Buy	KRW	189,971	1/30/2015	MSC	—	(6,029)	(6,029)
Sell	BRL	1,220,239	1/30/2015	MSC	55,860	—	55,860
Sell	KRW	185,965	1/30/2015	MSC	10,035	—	10,035
Sell	BRL	377,684	2/3/2015	MSC	22,316	—	22,316
Sell	BRL	1,475,938	2/3/2015	MSC	17,979	—	17,979
Sell	GBP	297,812	2/5/2015	MSC	6,787	—	6,787
Sell	JPY	56,914	2/5/2015	MSC	5,086	—	5,086
Sell	EUR	2,603,004	2/5/2015	MSC	31,788	—	31,788
Sell	JPY	5,368	2/5/2015	MSC	147	—	147
Buy	NOK	162,496	2/13/2015	MSC	—	(4,730)	(4,730)
Buy	CZK	613,351	2/13/2015	MSC	3,831	—	3,831
Buy	CLP	169,588	2/13/2015	MSC	—	(5,412)	(5,412)
Sell	SEK	165,045	2/13/2015	MSC	2,181	—	2,181
Sell	EUR	610,022	2/13/2015	MSC	—	(503)	(503)
Sell	GBP	1,551,487	2/13/2015	MSC	20,524	—	20,524
Sell	MXN	420,788	2/13/2015	MSC	81	—	81
Sell	INR	78,046	3/2/2015	MSC	654	—	654
Sell	KRW	49,232	3/2/2015	MSC	368	—	368
Sell	BRL	19,979	3/3/2015	MSC	—	(279)	(279)
Sell	GBP	67,983	3/13/2015	MSC	—	(14)	(14)
Buy	INR	353,984	12/15/2014	UAG	—	(2,716)	(2,716)
Sell	INR	355,474	12/15/2014	UAG	1,226	—	1,226
Sell	INR	352,121	12/15/2014	UAG	4,579	—	4,579
Buy	NOK	58,120	1/16/2015	UAG	—	(2,346)	(2,346)
Sell	KRW	160,184	1/23/2015	UAG	7,816	—	7,816
Buy	SEK	195,275	2/13/2015	UAG	—	(612)	(612)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	EUR	195,456	2/13/2015	UAG	$432	$—	$432
Buy	INR	169,195	5/12/2015	UAG	—	(3,305)	(3,305)
Buy	INR	164,782	5/12/2015	UAG	—	(3,218)	(3,218)
Sell	INR	166,367	5/12/2015	UAG	1,633	—	1,633

					$7,383,695	$(2,553,671)	$4,830,024

Borrowing and Other Financing Transactions

Short Sales

Type of Investment	Description	Coupon (%)	Maturity Date	Principal Amount (000s)	Proceeds	Fair Value
U.S. Agency CMO	Fannie Mae TBA	4.000	12/1/2099	$(8,000)	$(8,458,906)	$(8,541,249)
U.S. Agency CMO	Fannie Mae TBA	4.000	12/1/2099	(10,000)	(10,590,625)	(10,643,362)
U.S. Agency CMO	Fannie Mae TBA	4.500	12/1/2041	(12,000)	(12,984,531)	(13,041,563)
U.S. Agency CMO	Fannie Mae TBA	5.500	10/1/2041	(5,000)	(5,551,953)	(5,573,633)

					$(37,586,015)	$(37,799,807)

Glossary

Counterparty Abbreviations:

BCC	Barclays Capital	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank, N.A.
BNP	BNP Paribas, N.A.	FOB	Credit Suisse Securities USA, LLC	MSC	Morgan Stanley & Co. Inc.
BOA	Bank of America, N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services
BRC	Barclays Bank PLC	GSC	Goldman Sachs Capital Markets	RBS	Royal Bank of Scotland PLC
CBK	Citibank, N.A.	GST	Goldman Sachs International	UAG	UBS AG
DEU	Deutsche Bank AG, New York	HUB	HSBC Bank PLC
DUB	Deutsche Bank AG	HUS	HSBC Bank USA

Currency Abbreviations:

AUD	Australian Dollar	GBP	Pound Sterling	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zolty
CAD	Canadian Dollar	HUF	Hungarian Forint	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi	KRW	South Korean Won	USD	United States Dollar
CZK	Czech Republic Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit
EUR	Euro	NOK	Norwegian Krone

Index Abbreviations:

ABX	Asset Backed Securities Index	CDX.IG	Credit Derivatives Index - Investment Grade	iTrx	Markit iTraxx Europe
CDX.HY	Credit Derivatives Index - High Yield	CPI-U	Consumer Price Index for All Urban Consumers	RPI	Retail Price Index
CMBX	Commercial Mortgage Backed Securities Index

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:

BBR	Bank Bill Rate	ECAL	European-style Call	LIBOR	London Interbank Offer Rate
BBSW	Bank Bill Swap Reference Rate	EPUT	European-style Put	NIBOR	Norwegian Interbank Offer Rate
CD	Certificate of Deposit	EURIBOR	Euro Interbank Offer Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	CETIP Deposito Interbancario	EXT-CPI	EU Consumer Price Index: Excluding Tobacco	TELBOR	TelAviv Interbank Offer Rate
CDOR	Canadian Dealer Offered Rate	IRS	Interest Rate Swap	TIIE	Tasa de Intere’s Interbancaria de Equilibrio
CDS	Credit Default Swap	JIBAR	Johannesburg Interbank Agreed Rate

AMERICAN BEACON FUNDS

Supplementary Notes to the Schedules of Investments

November 30, 2014 (unaudited)

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds, which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between levels to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Funds’ assets and liabilities. During the period ended November 30, 2014, there were no transfers between levels. As of November 30, 2014, the investments were classified as described below (in thousands):

Zebra Small Cap Equity[1]	Level 1	Level 2		Level 3	Total
Common Stock	$19,699	$—	[2]	$—	$19,699
Securities Lending Collateral Invested in Money Market Funds	531	—		—	531
Short-Term Investments – Money Market Funds	414	—		—	414

Total Investments in Securities	$20,644	$—		$—	$20,644

Future Contracts	$2	$—		$—	$2

Zebra Global Equity[1]	Level 1	Level 2		Level 3	Total
Foreign Preferred Stock	$52	$—		$—	$52
Foreign Common Stock	2,811	—		—	2,811
Domestic Common Stock	3,681	—		—	3,681
Short-Term Investments – Money Market Funds	387	—		—	387

Total Investments in Securities	$6,931	$—		$—	$6,931

Future Contracts	$9	$—		$—	$9

The London Company Income Equity[1]	Level 1	Level 2		Level 3	Total
Preferred Stock	$5,483	$—		$—	$5,483
Common Stock	338,381	—		—	338,381
Short-Term Investments – Money Market Funds	12,573	—		—	12,573

Total Investments in Securities	$356,437	$—		$—	$356,437

Future Contracts	$99	$—		$—	$99

SiM High Yield Opportunites[1]	Level 1	Level 2		Level 3	Total
Common Stock	$19,032	$—		$—	$19,032
Domestic Bank Loan Obligations	—	8,911		—	8,911
Domestic Convertible Obligations	—	22,972		—	22,972
Domestic Obligation	—	541,428		—	541,428
Foreign Convertible Obligations	—	5,590		1,573	7,163
Foreign Obligations	—	95,887		—	95,887
U.S. Agency Obligations	—	10,869		—	10,869
U.S. Treasury Obligations	—	1,459		—	1,459
Short-Term Investments – Money Markets	15,849	—		—	15,849

Total Investments in Securities	$34,881	$687,116		$1,573	$723,570

Financial Derivative Instruments-Assets	Level 1	Level 2		Level 3	Total
Credit Default Swap Agreements	$—	$947		$—	$947
Future Contracts	3,267	—		—	3,267

Total Financial Derivative Instruments	$3,267	$947		$—	$4,214

Flexible Bond Fund [1]	Level 1	Level 2		Level 3	Total
Preferred Stock	$876	$1,082		$—	$1,958
Domestic Bank Loan Obligations	—	1,565		—	1,565
Domestic Convertible Obligations	—	2,187		—	2,187
Domestic Obligations	—	80,242		—	80,242
Foreign Convertible Obligations	—	3,134		—	3,134
Foreign Obligations	—	61,055		4	61,059
Asset-Backed Obligations	—	9,984		—	9,984

Collateralized Mortgage Obligations	—	8,968	—	8,968
Commercial Mortgage-Backed Obligations	—	10	—	10
Foreign Collateralized Mortgage Obligations	—	4,197	—	4,197
U.S. Agency Mortgage Backed Obligations	—	13,048	—	13,048
U.S. Agency Obligations	—	295	—	295
U.S. Treasury Obligations	—	52,840	—	52,840
Short Term Investments
Money Market Fund	10,923	—	—	10,923
Repurchase Agreements	—	400	—	400
U.S. Treasury Bills	—	300	—	300

Total Investments in Securities	$11,799	$239,308	$4	$251,110

Other Financial Instruments - Assets	Level 1	Level 2	Level 3	Total
Purchased options outstanding	$—	$4,660	$—	$4,660
Futures contracts	92	—	—	92
Interest Rate Swap agreements	—	8,322	—	8,322
Credit Default Swap agreements	—	1,151	—	1,151
Forward currency contracts	—	7,384	—	7,384

	$92	$21,517	$—	$21,609

Other Financial Instruments - Liabilities	Level 1	Level 2	Level 3	Total
Short Sales	—	(37,800)	—	(37,800)
Written options outstanding	—	(4,012)	—	(4,012)
Futures contracts	(906)	—	—	(906)
Interest Rate Swap agreements	—	(12,226)	—	(12,226)
Credit Default Swap agreements	—	(1,063)	—	(1,063)
Forward currency contracts	—	(2,554)	—	(2,554)

	$(906)	$(57,655)	$—	$(58,561)

The following is a reconciliation of Level 3 assets of the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Flexible Bond		SIM High Yield
	Foreign Obligations	Domestic Obligations	Foreign Convertible Obligations	Totals
Beginning Balance as of 8/31/2014	$5	$339	$1,661	$2,005
Net Purchases	—	—	—	—
Net Sales	—	339	—	339
Accrued Discounts/(Premiums)	—	(1)	—	(1)
Realized Gain/(Loss)	—	7	—	7
Net Change in Unrealized Appreciation/(Depreciation)[2]	(1)	(6)	(88)	(95)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending Balance 11/30/2014	$4	$—	$1,573	$1,577

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 11/30/2014*	$(1)	$(6)	$(88)	$(95)

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statement of Operations.

Securities and other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Emerging Markets Debt

The Funds may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American

Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

Certificate of Deposit

A savings certificate entitling the bearer to receive interest. A Certificate of Deposit (“CD”) bears a fixed maturity date, has a specified fixed interest rate, and can be issued in any denomination. CDs are generally issued by commercial banks and are currently insured by the Federal Deposit Insurance Corporation (FDIC) up to a maximum of $250,000. CDs are generally offered at terms ranging from one month to five years.

Inflation-Indexed Bonds

The Flexible Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Payment In-Kind Securities

The Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding as of August 31, 2013 are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Flexible Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Short Sales

The Flexible Bond Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of November 30, 2014, short positions were held by the Fund.

Master Agreements

The Funds are a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination.

Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Flexible Bond Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

For the period ended November 30, 2014, the Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

Straddle Options

The Flexible Bond Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of November 30, 2014 for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the period ended November 30, 2014, the Funds entered into credit default swaps primarily for return enhancement hedging and exposing cash to markets.

Interest Rate Swap Agreements

The Flexible Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

For the period ended November 30, 2014, the Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

Over-the Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or Manager using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

Forward Foreign Currency Contracts

The Flexible Bond Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended November 30, 2014, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended November 30, 2014, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2014, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Zebra Small Cap Equity	$19,414	$1,424	$(725)	$699
Zebra Global Equity	6,423	720	(212)	508
The London Company Income Equity	307,956	51,175	(2,694)	48,481
SiM High Yield Opportunities	738,312	11,921	(26,663)	(14,742)
Flexible Bond	251,234	3,913	(4,038)	(125)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “40 Act)) of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the Trust’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: January 29, 2015

By:	/s/ Melinda G. Heika
Melinda Heika
Treasurer and Chief Financial Officer
American Beacon Funds
Date: January 29, 2015